                                   Semi-Annual
--------------------------------------------------------------------------------
                                Financial Report
--------------------------------------------------------------------------------
                                STI Classic Funds
--------------------------------------------------------------------------------
                            A Family of Mutual Funds
--------------------------------------------------------------------------------

                               November 30, 1998

                               STI Classic Funds

                              Investment Advisors
                          STI Capital Management, N.A.
                        Trusco Capital Management, Inc.
                             SunTrust Bank, Atlanta


                 STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.

Dear Valued STI Classic Funds Shareholder:

As of November 30, 1998, your STI Classic Funds' assets totaled $12.2 billion or 4.2% more than the totals reported to you as of May 31, 1998, the Funds' fiscal year end.

With the U.S. economic expansion now seven years old, investors have been sensitive to any developments that could derail the expansion. This concern resulted in a significant stock market correction this past summer due to serious economic/financial difficulties in Asia and Russia.

However, predictions of a U.S. recession proved to be premature and the U.S. economy remains relatively strong based on low inflation and declining interest rates, which have stimulated consumer demand. Further, continued low inflation has allowed the Federal Reserve the flexibility to lower interest rates when necessary.

The STI Classic Funds introduced two new funds in the fourth quarter of this year: the Small Cap Growth Stock Fund, a growth fund and the Tax Sensitive Growth Stock Fund, a tax efficient fund. With 24 funds now available, the STI Classic Funds are well positioned, as we approach 1999, with a broad range of high quality mutual funds that utilize a time tested and disciplined investment management approach.
                                          Sincerely,




                                          /s/ Anthony R. Gray
                                          ----------------------------------
                                          Anthony R. Gray
                                          Chairman, Chief Investment Officer
                                          STI Capital Management, N.A.





                                          /s/ Douglas S. Phillips, CFA
                                          -----------------------------------
                                          Douglas S. Phillips, CFA
                                          President, Chief Investment Officer
                                          Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS November 30, 1998


Balanced Fund
---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Common Stocks (54.7%)
Basic Materials (1.6%)
   Air Products & Chemicals                  $   58,900   $    2,246
   Ecolab                                         6,800          210
   Imperial Chemical ADR                          7,300          276
   Monsanto                                      18,700          847
   Morton International                          12,500          368
                                                          ----------
                                                               3,947
                                                          ----------
Capital Goods (7.2%)
   Allied Signal                                  7,300          321
   Allied Waste Industries*                      21,600          440
   AMP                                            4,600          203
   Autozone*                                      3,800          114
   Eastern Environmental Services                 3,000           65
   General Electric                              60,000        5,430
   Honeywell                                     19,600        1,567
   Lockheed Martin                                8,600          892
   Republic Services, Cl A*                      24,100          449
   Textron                                        8,400          653
   Thermo Electron*                               9,700          164
   Tyco International                            37,998        2,501
   U.S. Filter*                                  39,425          872
   United Technologies                           21,500        2,305
   Waste Management*                             51,140        2,193
                                                          ----------
                                                              18,169
                                                          ----------
Communication Services (1.5%)
   Alltel                                         1,400           74
   Century Telephone Enterprises                 16,500          940
   Ericsson Telephone ADR                        12,500          345
   Fox Entertainment Cl A*                       14,900          352
   GTE                                            3,500          217
   MCI WorldCom*                                 31,144        1,837
                                                          ----------
                                                               3,765
                                                          ----------
Consumer Cyclicals (10.6%)
   American Greetings, Cl A                      21,000          889
   Carnival                                      80,200        2,767

---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Consumer Cyclicals--continued
   Cendant*                                      59,058   $    1,122
   Consolidated Stores*                          14,500          312
   Costco*                                       38,600        2,422
   CVS                                           42,000        2,074
   Dayton Hudson                                  7,300          328
   Dollar General                                19,100          455
   Federated Department Stores*                  14,800          617
   Gannett                                          800           52
   Hasbro                                        25,900          908
   Lear*                                         25,200          973
   Lowe's Companies                              66,700        2,819
   Masco                                         74,400        2,148
   Mattel                                        36,850        1,274
   McGraw-Hill                                   13,200        1,181
   New York Times, Cl A                          14,900          463
   Office Depot*                                 64,700        2,103
   Promus Hotel*                                  6,600          220
   Republic Industries*                           6,400          109
   Royal Caribbean                                3,000           91
   Saks*                                         18,900          520
   Service International                         20,000          747
   SPX                                            6,200          360
   Stanley Works                                  3,900          119
   Starwood Lodging Trust REIT                   11,955          363
   Tandy                                         26,900        1,212
                                                          ----------
                                                              26,648
                                                          ----------
Consumer Staples (8.1%)
   American Stores                                5,300          178
   Avon Products                                 33,900        1,377
   Bestfoods                                      3,000          174
   Campbell Soup                                  8,800          503
   Colgate-Palmolive                             12,000        1,027
   ConAgra                                       19,176          603
   Flowers Industries                            28,000          639
   Fort James                                    21,300          833
   Fred Meyer*                                    8,700          443

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                                  Shares  Value (000)
---------------------------------------------------------------------
Consumer Staples--continued
   Gillette                                       9,200   $      423
   Hershey Foods                                  3,200          215
   McDonald's                                     5,000          350
   Newell                                        10,800          478
   PepsiCo                                        7,600          294
   Philip Morris                                 28,800        1,611
   Procter & Gamble                              18,600        1,630
   Ralston Purina                                52,800        1,838
   Rite Aid                                      42,800        1,985
   Rubbermaid                                    12,300          407
   Safeway*                                      14,000          739
   Sara Lee                                      35,700        2,084
   Tele-Communications, Cl A*                    23,100          976
   US Foodservice*                               19,680          904
   Viacom, Cl B*                                  7,400          493
   William Wrigley Jr                             2,600          229
                                                          ----------
                                                              20,433
                                                          ----------
Energy (2.2%)
   British Petroleum ADR                          7,307          673
   Conoco*                                       14,700          348
   Halliburton                                   40,900        1,201
   Mobil                                          6,600          569
   Texaco                                        24,000        1,381
   Union Pacific Resources Group                 23,622          264
   Unocal                                        11,900          403
   Weatherford International*                    15,345          280
   Williams Companies                             9,700          279
                                                          ----------
                                                               5,398
                                                          ----------
Financials (7.9%)
   Allstate                                       2,700          110
   American International Group                   7,075          665
   AmSouth Bancorp                                  800           34
   Associates First Capital                       8,100          631
   Bank One                                      35,189        1,806
   Bank United, Cl A                              6,900          303
   BankAmerica                                   21,832        1,423

---------------------------------------------------------------------
                                                  Shares  Value (000)
---------------------------------------------------------------------
Financials--continued
   BankBoston                                     7,900   $      329
   Citigroup                                        149            7
   Colonial Bancgroup                            13,100          162
   Compass Bancshares                             6,800          253
   Conseco                                       34,100        1,130
   FHLMC                                         21,000        1,271
   First American of Tennessee                    3,600          156
   First Security                                 5,000          101
   First Union                                    4,300          261
   First Virginia                                 1,700           76
   Fleet Financial Group                          1,300           54
   FNMA                                           7,000          509
   Household International                       29,599        1,158
   KeyCorp                                       15,700          482
   Mellon Bank                                   33,400        2,102
   MGIC Investment                               13,300          584
   North Fork Bancorporation                      8,100          171
   PNC Bank                                      30,600        1,578
   Regions Financial                              4,800          186
   SouthTrust                                     3,000          110
   Summit Bancorp                                11,100          464
   Sunamerica                                    15,100        1,197
   Torchmark                                     32,700        1,243
   Waddell & Reed, Cl A*                              8           --
   Waddell & Reed, Cl B*                          8,008          187
   Washington Mutual                             12,176          472
   Wells Fargo                                   13,700          493
                                                          ----------
                                                              19,708
                                                          ----------
Health Care (6.9%)
   Abbott Laboratories                           42,700        2,050
   Allegiance                                    15,100          609
   Alza, Cl A*                                    3,100          162
   American Home Products                        11,400          607
   Arterial Vascular Engineering                  1,200           59
   Baxter International                          14,700          934
   Becton Dickinson                               8,100          344

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS November 30, 1998

Balanced Fund--continued
---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Health Care--continued
   Boston Scientific*                            11,000   $      545
   Bristol-Myers Squibb                          31,800        3,897
   Eli Lilly                                     11,600        1,040
   Forest Laboratories*                           8,600          401
   Healthsouth*                                  50,328          676
   Johnson & Johnson                              2,700          219
   Merck                                         16,900        2,617
   Pfizer                                         2,100          234
   Safeskin*                                      5,100           97
   Tenet Healthcare*                             38,300        1,132
   Warner Lambert                                23,200        1,752
                                                          ----------
                                                              17,375
                                                          ----------
Technology (8.1%)
   3Com*                                          7,700          298
   Ceridian*                                     27,300        1,776
   Cisco Systems*                                36,900        2,781
   Compaq Computer                               12,500          406
   EMC*                                          17,000        1,233
   HBO                                           10,500          262
   Hewlett Packard                                7,600          477
   IBM                                           20,500        3,383
   Intel                                         11,800        1,270
   Lucent Technologies                            7,808          672
   Microsoft*                                    23,800        2,904
   Networks Associates*                          28,586        1,454
   Northern Telecom                               9,300          434
   Sun Microsystems*                             11,800          874
   Tellabs*                                         700           38
   Texas Instruments                              6,300          481
   W.W. Grainger                                 13,800          583
   Xerox                                          8,900          957
                                                          ----------
                                                              20,283
                                                          ----------

---------------------------------------------------------------------
                                            Shares/Face
                                             Amount(000)  Value (000)
---------------------------------------------------------------------
Transportation (0.6%)
   Burlington Northern Santa Fe                  19,100   $      649
   Delta Air Lines                               12,800          687
   Trans World Air*                               5,800          262
                                                          ----------
                                                               1,598
                                                          ----------
Total Common Stocks
     (Cost $109,004)                                         137,324
                                                          ----------
Preferred Stocks (0.7%)
Finance (0.2%)
   Conseco Financial Trust*
     CV to 0.9363 Shares                         10,000          414
                                                          ----------
Technology (0.5%)
   Microsoft, CV to 1 Share                      12,500        1,217
                                                          ----------
Total Preferred Stocks
     (Cost $998)                                               1,631
                                                          ----------
Corporate Obligations (18.0%)
Finance (10.6%)
   Bank of Boston
     6.625%, 12/01/05                        $      500          521
   Bear Stearns
     6.250%, 07/15/05                             1,000          978
   Capital One
     6.530%, 11/26/99                             1,450        1,461
   Conseco
     6.400%, 06/15/01                             1,350        1,375
     6.800%, 06/15/05                             1,100        1,056
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                             2,300        2,303
   Finova Capital
     6.250%, 11/01/02                             1,200        1,203
   Ford Motor Credit
     6.500%, 02/28/02                             2,100        2,166
   Great Western Financial
     8.600%, 02/01/02                               800          861
4
--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                             Face Amount
                                                (000)     Value (000)
---------------------------------------------------------------------
Finance--continued
   Homeside Lending, MTN
     6.875%, 05/15/00                        $    1,600   $    1,632
   Household Finance
     6.500%, 11/15/08                               750          773
   Liberty Property, MTN
     6.600%, 06/05/02                             1,100        1,126
   Merrill Lynch
     6.875%, 11/15/18                               850          893
   Merrill Lynch, MTN
     6.060%, 10/15/01                             2,300        2,326
   Morgan Stanley, Ser C, MTN,
     Callable 3/9/01 @ 100
     6.090%, 03/09/01                             1,500        1,513
   Provident
     7.000%, 07/15/18                             1,650        1,609
   Salomon
     7.300%, 05/15/02                             1,750        1,824
   Salomon Smith Barney
     6.250%, 01/15/05                             1,750        1,757
   Sprint Capital
     6.125%, 11/15/08                             1,225        1,245
                                                          ----------
                                                              26,622
                                                          ----------
Industrial (7.4%)
   American Home Products
     7.900%, 02/15/05                             1,850        2,079
   Bausch & Lomb
     6.750%, 12/15/04                             1,000        1,056
   Bausch & Lomb,
     Callable 08/01/01 @ 100
     6.150%, 08/01/11                             1,200        1,209
   Dillards
     6.430%, 08/01/04                             2,700        2,788
   Ikon Capital, MTN
     6.730%, 06/15/01                             1,000        1,028
   Philip Morris
     7.250%, 09/15/01                             2,100        2,195
     7.500%, 04/01/04                             1,000        1,063

---------------------------------------------------------------------
                                             Face Amount
                                                (000)     Value (000)
---------------------------------------------------------------------
Industrial--continued
   Praxair
     6.900%, 11/01/06                        $    1,250   $    1,291
   Western Resources
     6.250%, 08/15/03                             2,000        2,020
   Worldcom
     6.125%, 08/15/01                             3,850        3,908
                                                          ----------
                                                              18,637
                                                          ----------
Total Corporate Obligations
     (Cost $44,512)                                           45,259
                                                          ----------
Convertible Bonds (1.1%)
   Mascotech, CV to 32.2580 Shares,
     4.500%, 12/15/03                             1,000          806
   Network Associates,
     CV to 8.5380 Shares,
     Callable 02/13/03 @
      49.452 (A) (B)
     0.000%, 02/13/18                             1,000          480
   Office Depot, CV to 21.2340
     Shares,
     0.000%, 11/01/08                             1,000          794
   Suiza Cap Trust Pfd,
     CV to 0.639 Share
     5.500%, 04/01/28                                 4          153
   WMX Technologies,
     CV to 26.078 Shares
     2.000%, 01/24/05                               700          662
                                                          ----------
Total Convertible Bonds
     (Cost $2,897)                                             2,895
                                                          ----------
U.S. Agency Mortgage-Backed
   Obligations (10.8%)
   FHLMC
     8.000%, 06/01/02                               197          201
     7.500%, 09/01/03                               594          607
     5.125%, 10/15/08                             2,500        2,465
   FNMA
     7.000%, 10/01/03                             3,049        3,114

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Balanced Fund--concluded
---------------------------------------------------------------------
                                           Face Amount
                                              (000)       Value (000)
---------------------------------------------------------------------
U.S. Agency Mortgage-Backed
   Obligations--continued
   GNMA
     8.000%, 12/15/22                        $   11,200   $   11,662
   GNMA TBA
     7.000%, 11/19/28                             9,000        9,211
                                                          ----------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $27,177)                                           27,260
                                                          ----------
U.S. Treasury Obligations (6.9%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                             5,050        6,323
     8.125%, 08/15/19                             7,500       10,092
   U.S. Treasury Note
     5.625%, 12/31/02                               965          998
                                                          ----------
Total U.S. Treasury Obligations
     (Cost $14,884)                                           17,413
                                                          ----------
Regulated Investment
   Company (0.2%)
   Dollar General, STRYPES*                      14,100          490
                                                          ----------
Total Regulated Investment
     Company
     (Cost $556)                                                 490
                                                          ----------
Repurchase Agreement (11.3%)
   Merrill Lynch
     5.40%, dated 11/30/98, matures
     12/01/98, repurchase price
     $28,296,978 (collateralized by
     various FHLMC and FNMA
     obligations: total market
     value $28,861,791) (H)                      28,293       28,293
                                                          ----------
Total Repurchase Agreement
     (Cost $28,293)                                           28,293
                                                          ----------

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Total Investments (103.7%)
   (Cost $228,321)                                        $  260,565
                                                          ----------
Other Assets and Liabilities, Net (-3.7%)                     (9,421)
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 14,630,932 outstanding shares of
   beneficial interest                                       156,262
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   818,691 outstanding shares of
   beneficial interest                                         9,297
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 2,956,184 outstanding shares of
   beneficial interest                                        37,053
Undistributed net investment income                              806
Accumulated net realized gain
   on investments                                             15,482
Net unrealized appreciation on investments                    32,244
                                                          ----------
Total Net Assets 100.0%                                   $  251,144
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    13.65
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    13.71
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($13.71 / 96.25%)                      $    14.24
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    13.58
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited
Capital Growth Fund
---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Common Stocks (89.6%)
Basic Materials (2.6%)
   Air Products & Chemicals                     774,900   $   29,543
   Ecolab                                        89,700        2,775
   Imperial Chemical ADR                         96,400        3,651
   Monsanto                                     245,300       11,115
   Morton International                         145,700        4,289
                                                          ----------
                                                              51,373
                                                          ----------
Capital Goods (12.3%)
   Allied Signal                                 95,300        4,193
   Allied Waste Industries*                     285,000        5,807
   AMP                                           54,600        2,641
   Autozone*                                     47,700        1,437
   Eastern Environmental Services*               38,300          833
   General Electric                             789,700       71,468
   Honeywell                                    257,700       20,600
   Lockheed Martin                              113,300       11,755
   Newell                                       126,400        5,593
   Republic Services, Cl A*                     324,600        6,046
   Textron                                      105,300        8,180
   Thermo Electron*                              96,400        1,627
   Tyco International                           499,706       32,887
   U.S. Filter*                                 492,625       10,899
   U.S. Industries                              158,000        2,765
   United Technologies                          283,400       30,377
   Waste Management Inc*                        692,445       29,689
                                                          ----------
                                                             246,797
                                                          ----------
Communication Services (2.8%)
   Alltel                                        28,100        1,489
   Century Telephone Enterprises                181,800       10,363
   Ericsson Telephone ADR                       173,400        4,790
   Fox Entertainment Group, Cl A*               196,500        4,642
   GTE                                           47,200        2,926
   MCI WorldCom*                                529,769       31,256
                                                          ----------
                                                              55,466
                                                          ----------

---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Consumer Cyclicals (17.0%)
   American Greetings                           279,400   $   11,822
   Carnival                                   1,055,900       36,429
   Consolidated Stores*                         191,100        4,109
   Costco*                                      508,800       31,927
   CVS                                          575,800       28,430
   Dayton Hudson                                 96,100        4,324
   Dollar General                               250,700        5,970
   Federated Department Stores*                 196,200        8,179
   Gannett                                       13,100          846
   Hasbro                                       342,000       11,991
   Lear*                                        338,200       13,063
   Lowe's Companies                             891,900       37,683
   Manpower                                     175,600        3,907
   Masco                                      1,026,400       29,637
   Mattel                                       490,600       16,956
   McGraw-Hill                                  177,200       15,859
   New York Times, Cl A                         201,700        6,265
   Office Depot*                                847,500       27,544
   Promus Hotel*                                 88,600        2,957
   Republic Industries*                          83,500        1,419
   Royal Caribbean Cruises                       40,300        1,224
   Saks Inc*                                    227,500        6,256
   Service International                        265,700        9,931
   SPX*                                          82,900        4,808
   Starwood Lodging Trust REIT                  155,334        4,718
   Tandy                                        354,500       15,975
                                                          ----------
                                                             342,229
                                                          ----------
Consumer Staples (13.4%)
   American Stores                                9,800          329
   Avon Products                                481,400       19,557
   Bestfoods                                     39,800        2,313
   Campbell Soup                                103,100        5,890
   Cendant*                                     781,023       14,839
   Colgate-Palmolive                            127,500       10,917
   ConAgra                                      198,922        6,254

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Capital Growth Fund--continued
---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Consumer Staples--continued
   Flowers Industries                           249,600   $    5,694
   Fort James                                   278,600       10,900
   Fred Meyer*                                  115,200        5,861
   Gillette                                     121,700        5,591
   Hershey Foods                                 41,900        2,818
   McDonald's                                    65,300        4,575
   PepsiCo                                       99,800        3,861
   Philip Morris                                381,150       21,321
   Procter & Gamble                             231,000       20,241
   Ralston Purina                               695,300       24,205
   Rite Aid                                     573,300       26,587
   Rubbermaid                                   148,400        4,906
   Safeway*                                     185,200        9,781
   Sara Lee                                     470,100       27,442
   Stanley Works                                 52,100        1,592
   Tele-Communications, Cl A*                   303,500       12,823
   US Foodservice*                              259,150       11,905
   Viacom, Cl B*                                 98,900        6,583
   William Wrigley Jr                            34,400        3,031
                                                          ----------
                                                             269,816
                                                          ----------
Energy (3.2%)
   British Petroleum ADR                         66,528        6,129
   Conoco*                                      194,600        4,610
   Halliburton                                  538,400       15,816
   Mobil                                         84,700        7,300
   Texaco                                       304,800       17,545
   Union Pacific Resources Group                312,259        3,493
   Unocal                                       180,600        6,118
   Weatherford International*                   160,875        2,936
   Williams                                      14,400          415
                                                          ----------
                                                              64,362
                                                          ----------
Financials (12.7%)
   Allstate                                      35,900        1,463
   American International Group                 106,062        9,970

---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Financials--continued
   AmSouth Bancorp                               10,500   $      444
   Associates First Capital                     107,100        8,340
   Bank One                                     465,136       23,867
   Bank United, Cl A                             53,200        2,334
   BankAmerica                                  286,039       18,646
   BankBoston                                   104,400        4,346
   Citigroup                                     22,754        1,142
   Colonial Bancgroup                            80,900        1,001
   Compass Bancshares                            59,000        2,280
   Conseco                                      446,800       14,800
   FHLMC                                        289,100       17,491
   First American of Tennessee                   45,700        1,979
   First Security                                29,800          600
   First Union                                   56,100        3,408
   First Virginia Banks                          23,100        1,037
   Fleet Financial Group                         16,400          683
   FNMA                                          91,900        6,686
   Household International                      395,522       15,475
   KeyCorp                                      206,200        6,329
   Mellon Bank                                  433,000       27,253
   MGIC Investment                              177,100        7,781
   North Fork Bancorporation                    100,100        2,108
   PNC Bank                                     402,500       20,754
   Regions Financial                             49,100        1,903
   SouthTrust                                    37,900        1,393
   Summit Bancorp                               122,800        5,135
   Sunamerica                                   199,600       15,818
   Torchmark                                    418,600       15,907
   Waddell & Reed Financial, Cl A*                   18           --
   Waddell & Reed Financial, Cl B*              102,515        2,396
   Washington Mutual                            160,224        6,209
   Wells Fargo                                  180,200        6,487
                                                          ----------
                                                             255,465
                                                          ----------

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Health Care (11.4%)
   Abbott Laboratories                          566,400   $   27,187
   Allegiance                                   199,600        8,046
   Alza*                                         40,700        2,127
   American Home Products                       114,100        6,076
   Arterial Vascular Engineering                 14,800          723
   Baxter International                         186,300       11,842
   Becton Dickinson                             113,100        4,807
   Boston Scientific*                           147,200        7,286
   Bristol-Myers Squibb                         420,100       51,489
   Eli Lilly                                    154,500       13,857
   Forest Laboratories*                         113,300        5,283
   Healthsouth*                                 624,719        8,395
   Johnson & Johnson                             29,800        2,421
   Merck                                        223,582       34,627
   Pfizer                                        28,500        3,181
   Safeskin*                                     67,100        1,275
   Tenet Healthcare*                            506,800       14,982
   Warner Lambert                               327,900       24,756
                                                          ----------
                                                             228,360
                                                          ----------
Technology (13.2%)
   3Com*                                        100,600        3,892
   Ceridian*                                    358,500       23,325
   Cisco Systems*                               500,800       37,748
   Compaq Computer                              167,100        5,431
   EMC*                                         225,100       16,320
   HBO                                          139,300        3,474
   Hewlett Packard                              101,700        6,382
   IBM                                          260,900       43,048
   Intel                                        143,500       15,444
   Lucent Technologies                          100,764        8,672
   Microsoft*                                   315,900       38,540
   Networks Associates*                         393,453       20,017
   Northern Telecom                             121,900        5,691

---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
   Technology--continued
   Sun Microsystems*                            148,700   $   11,013
   Tellabs*                                       9,500          514
   Texas Instruments                             73,100        5,583
   W.W. Grainger                                181,200        7,656
   Xerox                                        118,300       12,717
                                                          ----------
                                                             265,467
                                                          ----------
Transportation (1.0%)
   Burlington Northern Santa Fe                 249,700        8,490
   Delta Air Lines                              169,600        9,105
   Trans World Air*                              70,900        3,240
                                                          ----------
                                                              20,835
                                                          ----------
Total Common Stocks
     (Cost $1,399,363)                                     1,800,170
                                                          ----------
Preferred Stocks (1.2%)
Consumer Staples (0.4%)
   Monsanto, CV to 0.8197 Share                  50,000        2,262
   Suiza Capital Trust II,
     CV to 0.6390 Share, Callable
     04/02/01 @ 51.719                           79,400        3,285
   United Rentals Trust I,
     CV to 1.1459 Share, Callable
     08/02/01 @ 52.275 (B)                       87,500        3,500
                                                          ----------
                                                               9,047
                                                          ----------
Finance (0.1%)
   Conseco Financial Trust*
     CV to 0.9363 Shares                         65,000        2,693
                                                          ----------
Technology (0.6%)
   Microsoft, CV to 1 Share                     117,500       11,442
                                                          ----------
                                                                               9

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Capital Growth Fund--concluded
---------------------------------------------------------------------
                                       Shares/Face
                                       Amount (000)       Value (000)
---------------------------------------------------------------------
Transportation (0.1%)
   Trans World Air,
     CV to 2.4668 Shares, Callable
     03/15/99 @ 50*                              58,000   $    1,356
                                                          ----------
Total Preferred Stocks
     (Cost $22,857)                                           24,538
                                                          ----------
Convertible Bonds (1.9%)
   Baker Hughes,
     CV to 18.5990 Shares, Callable
     01/11/99 @ 70.683 (A) (D)
     0.000%, 05/05/08                        $    3,000        1,958
   Bell Atlantic, CV to 87.2870
     Shares,
     Callable 09/15/02 @
     104.242 (B) 4.250%, 09/15/05                 4,000        4,125
   Coeur D'alene, CV to 57.306 Shares,
     Callable 10/31/00 @ 103.625
     7.250%, 10/31/05                             3,500        2,131
   Healthsouth, CV to 27.3000 Shares,
     Callable 04/05/01 @ 101.300
     3.250%, 04/01/03                             2,500        2,072
   Home Depot, CV to 43.4000 Shares,
     Callable 10/02/99 @ 100.810
     3.250%, 10/01/01                             4,500       10,013
   Mascotech, CV to 32.2580 Shares,
     Callable 01/11/99 @ 102.500
     4.500%, 12/15/03                             6,500        5,241
   Molten Metal Technology,
     CV to 25.8065 Shares, Callable
     05/01/99 @ 102.750 (B)
     5.500%, 05/01/06                            10,000          150
   Network Associates,
     CV to 8.5380 Shares, Callable
     02/13/03 @ 49.452 (A) (B)
     0.000%, 02/13/18                            10,000        4,800
   Office Depot,
     CV to 21.2340 Shares, Callable
     11/01/00 @ 72.844 (A)
     0.000%, 11/01/08                             4,500        3,572

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Convertible Bonds--continued
   WMX Technologies,
     CV to 18.9065 Shares,
     Callable 03/15/00 @ 84.303
     2.000%, 01/24/05                        $    5,800   $    5,481
                                                          ----------
Total Convertible Bonds
     (Cost $40,374)                                           39,543
                                                          ----------
Regulated Investment Companies (0.4%)
   CVS, TRACES*                                  70,000        6,370
   Dollar General, STRYPES*                      46,100        1,602
                                                          ----------
Total Regulated Investment
  Companies
     (Cost $6,732)                                             7,972
                                                          ----------
Repurchase Agreements (6.8%)
   Greenwich
  5.38%, dated 11/30/98, matures
  12/01/98, repurchase price
  $75,349,711 (collateralized by
  FNMA obligations: total market
  value $76,847,919) (H)                         75,338       75,338
Salomon Brothers
  5.38%, dated 11/30/98, matures
  12/01/98, repurchase price
  $61,165,029 (collateralized
  by various FHLMC and FNMA
  obligations: total market
  value $62,446,631) (H)                         61,156       61,156
                                                          ----------
Total Repurchase Agreements
   (Cost $136,494)                                           136,494
                                                          ----------
Total Investments (99.9%)
   (Cost $1,605,820)                                       2,008,717
                                                          ----------
Other Assets and Liabilities,
  Net (0.1%)                                                   1,393
                                                          ----------

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 91,302,907 outstanding shares of
   beneficial interest                                    $1,088,468
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 16,028,983 outstanding shares of
   beneficial interest                                       187,614
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 7,334,987 outstanding shares of
   beneficial interest                                       111,424
Undistributed net investment income                              483
Accumulated net realized gain
   on investments                                            219,224
Net unrealized appreciation on investments                   402,897
                                                          ----------
Total Net Assets 100.0%                                   $2,010,110
                                                          ==========

---------------------------------------------------------------------
                                                               Value
---------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                            $17.56
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                               $17.51
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($17.51 / 96.25%)                          $18.19
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                             $17.24
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


 The accompanying notes are an integral part of the financial statements.
    For descriptions of abbreviations, please see page 63.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Emerging Markets Equity Fund
---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Foreign Common Stocks (80.0%)
Argentina (5.9%)
   Capex, Cl A*                                  33,700   $      226
   Massalin Particulares, Cl B                   38,800          227
   Metrogas ADR                                  32,204          280
   Quilmes Industrial                            22,000          208
   Transportadora de Gas del
     Sur ADR                                     33,000          330
   YPF ADR, Cl D                                 12,050          356
                                                          ----------
                                                               1,627
                                                          ----------
Brazil (7.1%)
   Petrobras ADR                                 13,500          192
   Souza Cruz                                    63,500          413
   Tele Norte Leste
     Participacoes ADR                            8,500          145
   Telebras ADR*                                  5,030          477
   Telec De Sao Paulo*                        4,434,000          489
   Telesp Celular*                            1,690,000           63
   Unibanco                                       9,100          190
                                                          ----------
                                                               1,969
                                                          ----------
Chile (3.5%)
   Administradora de Fondos de
     Pensiones Provida ADR                       29,500          446
   Banco De A. Edwards                           17,000          206
   Quimica Y Minera Chile ADR                     8,300          320
                                                          ----------
                                                                 972
                                                          ----------

Colombia (0.5%)
   Banco Ganadero ADR                            15,600          142
                                                          ----------
Czech Republic (1.8%)
   SPT Telecom*                                  33,000          486
                                                          ----------
Ecuador (0.3%)
   La Cemento Nacional GDR                          800           92
                                                          ----------

---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Greece (7.2%)
   Alpha Credit Bank                              2,600   $      247
   Hellas Can Packaging                          25,500          542
   Hellenic Telecom Organization                 16,983          424
   Hellenic Telecom
     Organization ADR*                            4,900           59
   Pannafon Hellenic Telecom GDR*                10,000          181
   Papastratos Cigarettes                        35,560          537
                                                          ----------
                                                               1,990
                                                          ----------
Hong Kong (6.2%)
   China Hong Kong Photo                        790,000           83
   Guangdong Kelon
     Electric Holding                           188,000          164
   IDT International                          2,600,000          383
   National Mutual Asia                         594,000          418
   Seoul Horizon Trust*                          17,000           78
   Techtronic Industries                      1,350,000          279
   VTech Holdings                                72,000          312
                                                          ----------
                                                               1,717
                                                          ----------
Hungary (2.4%)
   Egis*                                          3,925           90
   Matav                                         60,000          332
   Pick Szeged Rt GDR 144A                       30,300          247
                                                          ----------
                                                                 669
                                                          ----------

India (3.8%)
   Hindalco GDR                                   2,700           31
   Hindalco Industries GDR*                      10,500          123
   Mahanagar Telephone
     Nigam GDR                                   43,000          439
   Videsh Sanchar Nigam GDR                      45,000          460
                                                          ----------
                                                               1,053
                                                          ----------
12
--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Indonesia (2.1%)
   Budi Acid Jaya, F*                           100,250   $       24
   Citra Marga Nusaphala, F                     944,000           35
   Indonesian Satellite ADR                      10,500          147
   Modern Photo Film, F*                        356,000           24
   PT Dankos Laboratories*                      665,000           25
   PT Indosat, F                                 96,000          139
   PT Jaya Real Property, F*                    754,000           31
   PT Timbang Timah                             200,000          157
                                                          ----------
                                                                 582
                                                          ----------
Israel (2.0%)
   Blue Square Stores*                           20,300          240
   Israel Chemicals                             274,000          232
   Nice Systems ADR*                              4,000           75
                                                          ----------
                                                                 547
                                                          ----------
Malaysia (1) (0.5%)
   Aluminium of Malaysia                        154,000           40
   Petronas Dagangan                            114,000           95
                                                          ----------
                                                                 135
                                                          ----------
Mexico (8.8%)
   Cemex, ADR                                    23,300          137
   Grupo Carso                                   78,000          242
   Grupo Continental                            167,750          388
   Grupo Financiero Banorte, Cl B*              216,935          152
   Grupo Industrial Maseca ADR                   17,000          228
   Grupo Radio Centro ADR                        16,000           78
   Herdez, Cl B                                 518,000          127
   Nacional de Drogas, Cl L                     622,000          355
   Panamerican Beverage, Cl A                    12,500          288
   Sanluis Cpo                                   97,000          146
   Telefonos de Mexico ADR                        6,100          284
                                                          ----------
                                                               2,425
                                                          ----------
---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Panama (0.2%)
   Banco Latinamericano de
     Exportaciones                                2,800   $       50
                                                          ----------
Peru (1.2%)
   CPT Telefoncia del Peru                       17,000          252
   Telefonica del Peru, Cl B                     50,500           77
                                                          ----------
                                                                 329
                                                          ----------
Philippines (3.8%)
   Bacnotan Consolidated                        155,940          167
   Benpres Holdings 144A*                        72,440          213
   First Philippine Holdings, Cl B              134,250           80
   Manila Electric, Cl B                         72,000          231
   Philippine Long Distance                      14,000          367
                                                          ----------
                                                               1,058
                                                          ----------
Poland (1.1%)
   Bank Handlowy                                 25,000          302
                                                          ----------
Portugal (7.9%)
   Banco Pinto & Sotto Mayor                     42,000          766
   Cimpor-Cimentos de Portugal                   15,720          497
   Electricidade de Portugal                     12,500          556
   Portugal Telecom ADR                           8,200          361
                                                          ----------
                                                               2,180
                                                          ----------
Singapore (1.5%)
   Amtek Engineering                            246,000          118
   Elec & Eltek International                    56,400          291
                                                          ----------
                                                                 409
                                                          ----------
South Africa (7.4%)
   ABSA Group*                                   56,235          271
   Amalgamated Beverage                          13,781           89
   Kersaf Investments                            73,516          229
   Liberty Life Association
     of Africa                                    7,383          126

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Emerging Markets Equity Fund--concluded
---------------------------------------------------------------------
                                             Shares/Face
                                             Amount(000)   Value (000)
---------------------------------------------------------------------
South Africa--continued
   Rembrandt Group                               48,800   $      318
   Richemont                                     26,500          384
   Sanlam                                       125,000          132
   South African Breweries                       28,640          485
                                                          ----------
                                                               2,034
                                                          ----------
South Korea (3.8%)
   Dae Duck Electronics                           4,800          386
   Pohang Iron & Steel                            5,000          216
   Sk Telecom                                       968          439
                                                          ----------
                                                               1,041
                                                          ----------
Thailand (1.0%)
   Delta Electronics, F                          37,500          194
   KR Precision, F*                              93,000           84
                                                          ----------
                                                                 278
                                                          ----------
Total Foreign Common Stocks
     (Cost $29,287)                                           22,087
                                                          ----------
Foreign Preferred Stocks (6.6%)
Brazil (6.6%)
   Banco Itau SA                              1,070,000          597
   Brahma                                       600,000          324
   Cemig                                     15,603,067          395
   Fertilizantes Fosfatados                  43,000,000          111
   Globex Utilidades                             30,800          128
   Lojas Renner                               5,500,000           87
   Petrol Brasileiros                         1,300,000          185
                                                          ----------
Total Foreign Preferred Stocks
     (Cost $2,879)                                             1,827
                                                          ----------
Time Deposit (11.6%)
   Cayman Time Deposit
     4.750%, 12/01/98                        $    3,200        3,200
                                                          ----------
Total Time Deposit
     (Cost $3,200)                                             3,200
                                                          ----------
---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Total Investments (98.2%)
   (Cost $35,366)                                         $   27,114
                                                          ----------
Other Assets and Liabilities,
   Net (1.8%)                                                    502
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 3,772,285 outstanding shares of
   beneficial interest                                        40,000
Undistributed net investment income                              586
Accumulated net realized loss
   on investments and foreign
   currency transactions                                      (4,668)
Net unrealized depreciation on investments                    (8,252)
Net unrealized depreciation on foreign
   currency and translation of other
   assets and liabilities in foreign
   currency investments                                          (50)
                                                          ----------
Total Net Assets 100.0%                                   $   27,616
                                                          ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $     7.32
                                                          ==========

(1) As of September 1, 1998, the repatriation of proceeds received from the sale of these securities has been blocked until at least September 1, 1999. These securities are considered illiquid and are being fair valued in accordance with the Fair Value Pricing Procedures adopted by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.
14

--------------------------------------------------------------------------------
                                                                       Unaudited
International Equity Fund
---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Foreign Common Stocks (90.5%)
Australia (2.2%)
   Australia & New Zealand
     Banking Group                            1,221,061   $    8,061
   QBE Insurance                              1,168,904        5,036
                                                          ----------
                                                              13,097
                                                          ----------
Austria (1.1%)
   Erste Bank                                   109,900        6,291
                                                          ----------
Canada (0.2%)
   Power Corporation of Canada                       64        1,420
                                                          ----------
France (11.6%)
   Dexia France                                  82,630       12,392
   Elf Aquitaine                                 25,200        3,141
   France Telecom                               174,075       12,109
   Groupe Danone                                 29,420        8,586
   Lafarge                                       31,800        2,997
   Lagardere SCA                                183,200        7,456
   Suez Lyonnaise des Eaux                       61,830       12,207
   Technip                                       19,500        1,652
   Vivendi                                       36,670        8,291
                                                          ----------
                                                              68,831
                                                          ----------
Germany (8.8%)
   Bayer                                         74,150        3,043
   Buderus                                       10,500        4,055
   DaimlerChrysler                               64,200        6,030
   Hoechst                                      166,000        7,125
   Mannesmann                                    41,400        4,479
   Preussag                                      19,690        7,210
   RWE                                          244,500       12,939
   Veba                                         125,400        6,950
                                                          ----------
                                                              51,831
                                                          ----------

---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Greece (1.5%)
   Hellenic Telecom Organization                255,602   $    6,376
   Hellenic Telecom
     Organization ADR*                              211        2,556
                                                          ----------
                                                               8,932
                                                          ----------
Hong Kong (0.3%)
   National Mutual Asia                       2,127,500        1,498
                                                          ----------
Indonesia (0.0%)
   Modern Photo Film, F*                      1,440,000           97
                                                          ----------
Ireland (4.0%)
   Allied Irish Bank                            427,300        6,618
   Bank of Ireland                              820,418       16,982
                                                          ----------
                                                              23,600
                                                          ----------
Italy (6.3%)
   INA                                        3,019,000        7,967
   San Paolo-IMI                                531,700        8,726
   Telecom Italia                             2,405,180       19,494
   Unicredito Italiano                                1           --
   Unione Immobiliare*                        1,550,000          776
                                                          ----------
                                                              36,963
                                                          ----------

Japan (12.0%)
   Canon                                        368,000        8,131
   Eisai                                        408,000        6,297
   Fuji Photo Film                              182,000        6,801
   Honda Motor                                  216,000        7,756
   Nippon Telegraph &
     Telephone                                    1,606       12,003
   Ricoh                                        236,000        2,272
   Sankyo                                       252,000        5,732
   Takefuji                                      62,000        4,231
   TDK                                           78,400        6,503
   Terumo                                       491,000       10,909
                                                          ----------
                                                              70,635
                                                          ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

International Equity Fund--concluded
---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Netherlands (5.2%)
   Ahold                                        230,500   $    7,994
   ING Groep                                    180,878       10,360
   KPN                                          291,110       12,562
                                                          ----------
                                                              30,916
                                                          ----------
New Zealand (2.4%)
   Fletcher Challenge Building                3,128,748        3,950
   Telecom Corporation of
     New Zealand                              2,471,000       10,528
                                                          ----------
                                                              14,478
                                                          ----------
Norway (3.0%)
   Christiania Bank                             690,000        2,536
   Orkla, Cl A                                  218,200        3,645
   Petroleum Geo Services ADR*                  169,500        2,384
   Sparebanken NOR                              477,000        9,210
                                                          ----------
                                                              17,775
                                                          ----------
Panama (0.5%)
   Banco Latinamericano de
     Exportaciones                              150,400        2,698
                                                          ----------
Philippines (0.3%)
   Benpres Holdings GDR 144A*                   590,984        1,740
                                                          ----------
Portugal (1.9%)
   Banco Espirito Santo                         144,480        4,480
   Electricidade de Portugal                    124,500        2,759
   Portugal Telecom ADR                          87,260        3,845
                                                          ----------
                                                              11,084
                                                          ----------
Spain (3.4%)
   Argentaria                                   390,000        9,081
   Endesa                                       275,300        7,183
   Repsol                                        72,200        4,094
                                                          ----------
                                                              20,358
                                                          ----------
Sweden (2.4%)
   Castellum                                    406,600        3,799
   Drott, Cl B*                                 293,400        2,326

---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Sweden--continued
   Volvo, Cl B                                  344,800   $    8,012
                                                          ----------
                                                              14,137
                                                          ----------
Switzerland (4.5%)
   Novartis, Registered                          10,660       20,012
   Rentenanstalt                                     10        6,749
                                                          ----------
                                                              26,761
                                                          ----------
United Kingdom (18.9%)
   Allied Zurich*                               907,650       12,949
   Avis Europe                                  595,000        2,272
   Bass                                         537,082        7,406
   British Aerospace                          1,186,000       10,191
   Cadbury Schweppes                            214,000        3,212
   Compass Group                                324,000        3,415
   Diageo                                       688,200        7,707
   General Electric                           1,256,560       10,269
   Glaxo Wellcome                               137,000        4,345
   Ladbroke Group                               895,000        3,462
   Lloyds TSB Group                             137,600        1,923
   LucasVarity                                1,826,596        6,266
   National Westminster Bank                    485,763        8,861
   Reckitt & Colman                             402,430        5,688
   Rolls-Royce                                  733,000        2,962
   Smithkline Beecham                           678,758        8,329
   Storehouse                                 1,953,695        4,527
   Tomkins                                    1,686,695        7,817
                                                          ----------
                                                             111,601
                                                          ----------
Total Foreign Common Stocks
     (Cost $489,679)                                         534,743
                                                          ----------
Foreign Preferred Stocks (1.0%)
Germany (1.0%)
   GEA                                              243        5,798
                                                          ----------
Total Foreign Preferred Stocks
     (Cost $8,052)                                             5,798
                                                          ----------

--------------------------------------------------------------------------------
                                                                      Unaudited
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Time Deposit (6.4%)
   Cayman Time Deposit
     4.750%, 12/01/98                        $   38,000   $   38,000
                                                          ----------
Total Time Deposit
     (Cost $38,000)                                           38,000
                                                          ----------
Total Investments (97.9%)
   (Cost $535,731)                                           578,541
                                                          ----------
Other Assets and Liabilities, Net (2.1%)                      12,452
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
 authorization -- no par value) based
   on 41,500,266 outstanding shares of
   beneficial interest                                       478,614
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 1,161,744 outstanding shares of
   beneficial interest                                        14,501
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 1,471,480 outstanding shares of
   beneficial interest                                        19,839
Undistributed net investment income                            4,305
Accumulated net realized gain on
   investments and foreign
   currency transactions                                      31,039
Net unrealized appreciation on investments                    42,810
Net unrealized depreciation on foreign
   currency and translation of other
   assets and liabilities in foreign
   currency investments                                         (115)
                                                          ----------
Total Net Assets 100.0%                                   $  590,993
                                                          ==========

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                            $13.40
                                                          ==========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                            $13.30
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($13.30 / 96.25%)                          $13.82
                                                          ==========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Flex Shares (1)                                            $13.04
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

International Equity Index Fund
---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Foreign Common Stocks (97.9%)
Australia (2.5%)
   Amcor                                         13,361   $       58
   Broken Hill Proprietary                       20,656          164
   Coles Myer                                    30,235          157
   CSR                                           27,994           67
   Lend Lease                                     5,081          124
   Mount Isa Mines Holdings                      42,910           21
   National Australia Bank                       15,986          239
   Newscorp                                      33,881          238
   Pacific Dunlop                                28,455           51
   Rio Tinto                                      5,542           71
   Western Mining                                23,702           75
   Westpac Banking                               36,880          246
                                                          ----------
                                                               1,511
                                                          ----------
Austria (1.3%)
   Bank of Austria                                2,658          137
   Ea - Generali                                    343           75
   Oest El Wirtsch , Cl A                         2,027          316
   OMV                                            1,715          162
   Wienerberger Baustoff                            401           77
                                                          ----------
                                                                 767
                                                          ----------
Belgium (1.8%)
   Bekaert                                           30           16
   Delhaize Freres                                1,000           82
   Electrabel                                       660          255
   Fortis                                           752          239
   Fortis CVG*                                      861            5
   Groupe Bruxelles Lambert                         376           71
   Kredietbank                                    2,900          208
   Petrofina                                        292          119
   Solvay, Cl A                                     912           64
   Union Minere                                     680           31
                                                          ----------
                                                               1,090
                                                          ----------
---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Denmark (1.0%)
   Carlsberg, Cl B                                1,127   $       63
   D/S 1912, Cl B                                    25          165
   D/S Svendborg, Cl B                                3           28
   Danisco                                        1,210           62
   Novo Nordisk, Cl B                             1,270          145
   Tele Danmark, Cl B                             1,408          157
                                                          ----------
                                                                 620
                                                          ----------
Finland (0.9%)
   Merita                                         9,400           55
   Nokia Oyj, Cl A*                               2,000          196
   Nokia Oyj, Cl K                                1,900          186
   Outokumpu Oy Akt, Cl A                         3,100           29
   UPM - Kymmene                                  3,500           92
                                                          ----------
                                                                 558
                                                          ----------

France (10.7%)
   Accor                                            501          110
   Air Liquide                                    1,221          208
   Alcatel Alsthom                                1,562          207
   Axa                                            3,588          464
   Banque National Paris, Cl A                    2,161          165
   Bouygues                                         403           75
   Cap Gemini Sogeti                                549           80
   Carrefour                                        428          303
   Cie Bancaire                                     481           75
   Cie de Saint Gobain                            1,143          169
   Cie Generale des Eaux                          2,116          478
   Compagnie Financiere de Paribas                1,547          138
   Elf Aquitaine                                  2,220          277
   Elf Sanofi                                     1,241          221
   Eridania Beghin - Say                            550          102
   France Telecom                                 5,693          395
   Groupe Danone                                    839          245
   L'Oreal                                          771          480
   Lafarge                                          997           94
   Legrand                                          352           95
18

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
France--continued
   Louis Vuitton - Moet Hennessy                    894   $      173
   Michelin, Cl B                                 1,692           73
   Pernod - Ricard                                1,228           80
   Peugeot                                          492           78
   Pinault-Printemps-Redoute                      1,744          297
   Promodes                                         231          151
   Rhone - Poulenc, Cl A                          4,070          203
   Schneider                                      1,693          104
   Societe Generale                                 855          135
   Suez Lyonnaise des Eaux                        1,740          344
   Total Compaigne, Cl B                          2,361          293
   Unibail                                          400           56
                                                          ----------
                                                               6,368
                                                          ----------
Germany (13.9%)
   Aachener & Munchener Bete                        810          128
   Allianz                                        3,380        1,217
   BASF AG                                        9,750          369
   Bayer                                          7,960          327
   Bayerische Vereinsbank                         5,922          513
   Beiersdorf                                     1,140           75
   DaimlerChrysler                                7,266          693
   Degussa                                          990           49
   Deutsche Bank                                  7,120          440
   Deutsche Telekom                              10,150          285
   Dresdner Bank Frankfurt                        4,600          206
   Heidelberger Zement                            1,024           75
   Hochtief                                         260           10
   Karstadt                                          25           12
   Linde                                            291          165
   Lufthansa                                      4,430           97
   Man Muenchen                                      81           23
   Mannesmann                                     4,080          441
   Metro AG                                       2,351          147
   Muenchener Rueckvers                           1,110          511
   Preussag                                          11            4
   RWE                                            5,840          309

---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
   Germany--continued
   SAP                                              900   $      408
   Schering                                       1,810          224
   Siemens                                        7,290          507
   Thyssen                                          501           90
   Veba                                           5,910          328
   Viag                                             533          328
   Volkswagen                                     4,110          334
                                                          ----------
                                                               8,315
                                                          ----------
Hong Kong (2.0%)
   Cathay Pacific Airways                        24,000           23
   Cheung Kong Holdings                          21,000          151
   CLP Holdings                                  18,500           97
   Hang Seng Bank                                14,500          128
   Hong Kong & China Gas                         40,000           53
   Hong Kong Telecommunications                  81,600          156
   Hutchison Whampoa                             28,800          206
   Johnson Electric Holdings*                     4,000            9
   New World Development                         19,000           46
   Shangri-La Asia                               30,000           27
   Swire Pacific                                 14,500           66
   Sun Hung Kai Properties                       28,600          205
                                                          ----------
                                                               1,167
                                                          ----------
Ireland (0.6%)
   Allied Irish Bank                             11,800          181
   CRH                                           10,200          154
                                                          ----------
                                                                 335
                                                          ----------
Italy (8.1%)
   Assicurazioni Generali                        19,000          710
   Banca Commerciale Italiana                    32,000          219
   Banco Ambrosian                               18,000          101
   Benetton Group                                50,000           92
   Edison                                        11,000          111
   ENI                                           76,000          472
   Fiat                                          70,000          216

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

International Equity Index Fund--continued
---------------------------------------------------------------------
                                                 Shares   Value (000)
---------------------------------------------------------------------
Italy--continued
   Fiat Non-Convertible                          32,000   $       57
   INA                                           64,000          169
   Italgas                                       11,000           54
   Mediaset                                      12,000           85
   Mediobanca                                     9,500          115
   Montedison                                    90,000          108
   Olivetti*                                     40,000          105
   Parmalat Finanziaria                          25,000           47
   Pirelli                                       45,000          140
   RAS                                            6,635           89
   San Paolo-IMI                                 19,486          320
   Sirti                                         16,000           92
   Telecom Italia                                60,000          486
   Telecom Italia Mobile                        107,500          704
   Telecom Italia Mobile di Risp                 27,500          116
   Telecom Italia Rinascente                     10,000           62
   Unicredito Italiano                           23,000          131
   Unione Immobiliare*                           64,000           32
                                                          ----------
                                                               4,833
                                                          ----------
Japan (31.6%)
   Ajinomoto                                     15,000          136
   Asahi Bank                                    20,000           76
   Asahi Chemical Industries                     24,000          100
   Asahi Glass                                   25,000          145
   Bank of Tokyo Mitsubishi                      58,000          631
   Bank of Yokohama                              11,000           23
   Bridgestone                                   12,000          281
   Canon                                         15,000          331
   Chiba Bank                                    17,000           64
   Chiyoda*                                       5,000           12
   Citizen Watch                                 11,000           70
   Cosmo Oil                                     24,000           36
   Dai Nippon Printing                           12,000          174
   Daiei                                         16,000           43
   Daiwa Kosho Lease                              5,000           19
   Daiwa Securities                              23,000           82
   East Japan Railway                                59          343

---------------------------------------------------------------------
                                                Shares    Value (000)
---------------------------------------------------------------------
Japan--continued
   Ebara                                         11,000   $       92
   Fanuc                                          3,700          117
   Fuji Bank                                     50,000          198
   Fuji Photo Film                                5,000          187
   Fujitsu                                       33,000          381
   Furukawa Electric                             15,000           51
   Hankyu                                        11,000           45
   Hitachi                                       63,000          379
   Honda Motor                                   11,000          395
   Industrial Bank of Japan                      47,000          254
   Ito Ham Foods                                  8,000           38
   Ito Yokado                                     7,000          428
   Itochu                                        55,000          105
   Japan Air Lines*                              27,000           68
   Japan Energy                                  37,000           37
   Joyo Bank                                     25,300           93
   Jusco                                         10,000          191
   Kansai Electric Power                         18,200          365
   Kao                                           11,000          208
   Kawasaki Steel                                48,000           72
   Kinki Nippon Railway                          42,000          208
   Kirin Brewery                                 20,000          208
   Komatsu                                       22,000          113
   Kubota                                        33,000           76
   Kyocera                                        4,500          212
   Marui                                          4,000           71
   Matsushita Electric                           32,000          515
   Mitsubishi                                    28,000          180
   Mitsubishi Chemical                           50,000           93
   Mitsubishi Electric*                          60,000          152
   Mitsubishi Estate                             27,000          258

   Mitsubishi Heavy Industries                   49,000          184
   Mitsubishi Materials                          44,000           79
   Mitsubishi Trust & Banking                     3,000           22
   Mitsui                                        46,000          263
   Mitsui Trust & Banking                        37,000           50
   Mitsukoshi                                    17,000           47

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Japan--continued
   Murata Manufacturing                           4,000   $      157
   NEC                                           26,000          221
   New Oji Paper                                 17,000           76
   Nichido Fire & Marine Insurance               15,000           76
   Nippon Express                                10,000           52
   Nippon Oil                                    34,000          112
   Nippon Paper Industries                       20,000           86
   Nippon Sharyo                                  5,000           13
   Nippon Steel                                 102,000          186
   Nippon Telegraph & Telephone                     166        1,241
   Nippon Yusen                                  30,000           91
   Nippondenso                                   11,000          213
   Nissan Motor                                  32,000           99
   NKK                                           41,000           29
   Nomura Securities                             26,000          253
   Obayashi                                      27,000          122
   Odakyu Electric Railway                       24,000           78
   Olympus Optical                                8,000           88
   Osaka Gas                                     41,000          120
   Sakura Bank                                   45,000          115
   Sankyo                                         9,000          205
   Sanyo Electric                                44,000          124
   Sega Enterprises                               3,800           92
   Sekisui Chemical                               9,000           55
   Sekisui House                                 14,000          136
   Sharp                                         14,000          124
   Shimizu                                       29,000           95
   Shin - Etsu Chemical                          15,000          335
   Shizuoka Bank                                  1,000           11
   Skylark                                        3,000           35
   Sony                                           6,400          468
   Sumitomo Bank                                 28,000          311
   Sumitomo Chemical                             20,000           69
   Sumitomo Metal                                76,000           91
   Taisei                                        35,000           67
   Takeda Chemical                               20,000          674
   Tobu Railway                                  15,000           43

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Japan--continued
   Tohoku Electric Power                          8,500   $      138
   Tokai Bank                                    20,000          101
   Tokio Marine & Fire Insurance                 26,000          294
   Tokyo Electric Power                          22,900          523
   Tokyo Gas                                     55,000          129
   Tokyu                                         10,000           26
   Toppan Printing                               15,000          178
   Toray                                         32,000          152
   Tostem                                         5,000           83
   Toto                                          13,700          102
   Toyo Seikan Kaisha                             3,300           55
   Toyoda Automatic Loom                          8,000          135
   Toyota Motor                                  47,000        1,191
   Yamaichi Securities*                          15,000           --
   Yamanouchi Pharmaceutical                     11,000          322
   Yasuda Trust & Banking*                       32,000           30
                                                          ----------
                                                              18,823
                                                          ----------
Malaysia (1) (0.6%)
   Rothmans of Pall Mall                         13,000           61
   Telekom Malaysia                              80,000          142
   Tenaga Nasional                              134,000          161
                                                          ----------
                                                                 364
                                                          ----------
Netherlands (2.5%)
   ABN Amro Holding                               6,040          124
   Akzo Nobel                                     1,180           48
   Buhrmann                                         768           13
   ING Groep                                      4,204          241
   KPN                                            2,386          103
   Philips Electronics                            1,536           97
   Royal Dutch Petroleum                          9,620          461
   TNT Post Group                                 2,086           52
   Unilever                                       2,860          224
   Wolters Kluwer                                   572          109
                                                          ----------
                                                               1,472
                                                          ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

International Equity Index Fund--continued
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
New Zealand (0.4%)
   Carter Holt Harvey                            67,500   $       64
   Telecom Corporation of
     New Zealand                                 44,000          187
                                                          ----------
                                                                 251
                                                          ----------
Norway (0.9%)
   Bergesen, Cl A                                 4,750           58
   Christiania Bank                               9,400           35
   Den Norske Bank, Cl B                         12,200           47
   Hafslund Nycomed, Cl B                         2,200            9
   Kvaerner                                       1,400           21
   Norsk Hydro                                    6,525          245
   Orkla, Cl A                                    2,700           45
   Uni Storebrand*                                9,987           74
                                                          ----------
                                                                 534
                                                          ----------
Portugal (0.6%)
   Banco Comercial Portugues                      3,400          104
   Electricidade de Portugal                      6,200          137
   Portugal Telecom                               3,200          139
                                                          ----------
                                                                 380
                                                          ----------
Singapore (0.9%)
   Overseas Chinese Bank                         27,000          165
   Singapore International
     Airlines, F                                 28,000          195
   Singapore Telecommunications                 105,000          175
                                                          ----------
                                                                 535
                                                          ----------
Spain (4.2%)
   Argentaria                                     5,400          126
   Autopistas CESA                                3,000           46
   Banco Bilbao Vizcaya                          24,200          382
   Banco Central Hispanoamericano                21,590          248
   Banco Santander                               10,238          209
   Dragados Construccion                            900           29
   Endesa                                        10,000          261

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
   Spain--continued
   Fomento de Construcciones
     Contratas                                      900   $       53
   Gas Natural                                    1,600          135
   Iberdola                                       9,500          157
   Mapfre                                           800           22
   Repsol                                         3,500          198
   Sociedad General Aguas
     de Barcelona                                   400           23
   Tabacalera, Cl A                               1,000           25
   Telefonica de Espana                          11,100          522
   Union Electrica Fenosa                         3,000           44
                                                          ----------
                                                               2,480
                                                          ----------
Sweden (1.6%)
   ABB, Cl A                                      4,200           45
   Astra, Cl A                                    7,566          139
   Diligentia                                     1,350            9
   Drott, Cl B*                                   1,400           11
   Electrolux                                     2,600           40
   Ericsson, Cl B                                10,100          281
   ForeningsSparbaken, Cl A                       1,500           42
   Granges                                          550            7
   Hennes & Mauritz, Cl B                         1,000           74
   Skandinaviska Enskilda Banken                  4,100           47
   Skanska, Cl B                                  1,400           39
   Stora Kopparbergs
     Bergslags, Cl A                              2,500           31
   Svenska Cellulosa, Cl B                        2,100           46
   Svenska Handelsbanken, Cl A                    1,100           44
   Swedish Match                                  4,500           15
   Volvo, Cl B                                    2,450           57
                                                          ----------
                                                                 927
                                                          ----------
Switzerland (1.9%)
   Nestle                                           162          337
   Novartis, Registered                             124          233
   Roche Holdings, Genusschein                       15          176

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Switzerland--continued
   Roche Holdlings, Bearer                            5   $       90
   UBS                                              659          198
   Zurich Allied                                    110           79
                                                          ----------
                                                               1,113
                                                          ----------
United Kingdom (9.9%)
   Abbey National                                 5,977          121
   Allied Zurich*                                 9,147          131
   Barclays Bank                                  6,503          147
   Bass                                           6,771           93
   BG                                            17,599          121
   Blue Circle Industries                        12,027           61
   Boots                                          6,677          108
   British American Tobacco                       9,147           84
   British Petroleum                             31,137          485
   British Telecommunications                    26,886          368
   BTR                                           29,891           61
   Cable & Wireless                              10,137          129
   Cadbury Schweppes                              8,483          127
   Centrica*                                     16,753           35
   Commercial Union                               8,318          132
   Diageo                                        23,433          263
   General Electric                              25,666          210
   Glaxo Wellcome                                13,761          435
   Great Universal Stores                         9,649          100
   Halifax                                        5,258           75
   Hanson PLC                                     7,986           59
   HSBC Holdings                                  3,562           96
   HSBC Holdings                                  6,141          156
   Imperial Chemical                              7,727           71
   J Sainsbury                                   10,645           89
   Legal & General Group                          8,068           99
   Lloyds TSB Group                              17,926          249
   Marks & Spencer                               28,170          191

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
United Kingdom--continued
   National Power                                 7,307   $       62
   Prudential                                    15,982          233
   Rentokil Group                                13,216           85
   Reuters Group                                 11,446          111
   RMC Group                                      3,139           41
   Royal & Sun Alliance                           6,831           57
   RTZ                                            7,151           84
   Smithkline Beecham                            18,346          225
   Tesco                                         31,775           94
   Unilever PLC                                  24,056          250
   Vodafone Group                                15,390          227
   Zeneca Group                                   3,580          149
                                                          ----------
                                                               5,914
                                                          ----------
Total Foreign Common Stocks
     (Cost $46,684)                                           58,357
                                                          ----------
Foreign Preferred Stocks (0.8%)
Australia (0.1%)
   News Corporation                               8,200           52
                                                          ----------
Germany (0.6%)
   RWE                                            1,280           44
   SAP                                              480          250
   Volkswagen                                     1,970          100
                                                          ----------
                                                                 394
                                                          ----------
Italy (0.1%)
   Fiat                                          30,000           51
                                                          ----------
Total Foreign Preferred Stocks
     (Cost $238)                                                 497
                                                          ----------
Total Investments (98.7%)
   (Cost $46,922)                                             58,854
                                                          ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

International Equity Index Fund--concluded
---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Other Assets and Liabilities, Net (1.3%)                  $      760
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 3,868,060 outstanding shares of
   beneficial interest                                        32,891
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 415,576 outstanding shares of
   beneficial interest                                         3,853
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 77,835 outstanding shares of
   beneficial interest                                           851
Undistributed net investment income                              421
Accumulated net realized gain on
   investments and foreign
   currency transactions                                       9,656
Net unrealized appreciation on
   investments                                                11,932
Net unrealized appreciation on foreign
   currency and translation of other
   assets and liabilities in foreign
   currency investments                                           10
                                                          ----------
Total Net Assets 100.0%                                   $   59,614
                                                          ==========

---------------------------------------------------------------------
                                                             Value
---------------------------------------------------------------------
Net Asset Value, Offering and
   Redemption Price Per Share --
   Trust Shares                                           $    13.69
                                                          ==========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                        $    13.54
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($13.54 / 96.25%)                      $    14.07
                                                          ==========
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Flex Shares (2)                                        $    13.47
                                                          ==========

(1) As of September 1, 1998, the repatriation of proceeds received from the sale of these securities has been blocked until at least September 1, 1999. These securities are considered illiquid and are being fair valued in accordance with the Fair Value Pricing Procedures adopted by the Board of Directors.

(2) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited
Mid-Cap Equity Fund
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Common Stocks (95.3%)
Capital Goods (9.4%)
   Allied Waste Industries*                     587,200   $   11,964
   Herman Miller                                255,300        5,425
   U.S. Filter*                                 447,000        9,890
   Watsco                                       249,600        4,477
                                                          ----------
                                                              31,756
                                                          ----------
Consumer Cyclicals (23.2%)
   BJ's Wholesale Club*                         167,400        6,455
   Borders Group*                               459,300       11,138
   Ethan Allen Interiors                        151,200        5,972
   Family Dollar Stores                         494,500        9,921
   Harley-Davidson                              267,900       11,202
   Just for Feet*                               353,800        8,005
   Men's Wearhouse*                             426,450       10,795
   Office Depot*                                227,000        7,378
   Ralph Lauren*                                240,600        4,466
   Staff Leasing*                               337,000        3,033
                                                          ----------
                                                              78,365
                                                          ----------
Consumer Staples (13.3%)
   Avis Rent A Car*                             283,000        5,961
   Cracker Barrel Old
     Country Stores                             234,900        5,461
   Dial                                         190,500        5,001
   Flowers Industries                           161,200        3,677
   Interstate Bakeries                          318,700        8,366
   Norrell                                      198,300        3,160
   Papa John's International*                   231,000        9,688
   US Foodservice*                               83,900        3,854
                                                          ----------
                                                              45,168
                                                          ----------
Energy (2.3%)
   Anadarko Petroleum                            92,200        2,599
   EEX*                                         348,700        1,242
   National-Oilwell Inc*                        231,400        2,285
   Newpark Resources*                           220,600        1,627
                                                          ----------
                                                               7,753
                                                          ----------

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Financials (9.8%)
   Colonial Bancgroup                           344,700   $    4,266
   Dime Bancorp                                 197,800        5,254
   First Security                               254,362        5,119
   First Virginia Banks                          80,100        3,594
   Hibernia, Cl A                               324,500        5,476
   North Fork Bancorporation                    291,800        6,146
   Western Bancorp                               96,600        3,152
                                                          ----------
                                                              33,007
                                                          ----------
Health Care (11.9%)
   Acuson Corp*                                 190,900        2,673
   Centocor*                                        123        4,977
   Forest Laboratories*                         102,700        4,788
   Immunex*                                      63,700        5,868
   Jones Pharmaceuticals                         35,000        1,260
   Mylan Laboratories                           200,700        6,661
   Quintiles Transnational*                          70        3,506
   Watson Pharmaceuticals*                      197,000       10,613
                                                          ----------
                                                              40,346
                                                          ----------
Technology (24.1%)
   ADC Telecommunications*                      281,500        8,410
   Fiserv*                                      202,800        8,961
   Flextronics International*                   180,100       11,977
   Intuit*                                      102,900        5,955
   Networks Associates*                         217,860       11,084
   Nova*                                        130,631        4,156
   Radiant Systems*                              55,700          397
   Sawtek*                                      347,700        7,562
   Sanmina*                                     202,100       10,067
   Tech Data*                                   140,400        5,651
   Teradyne*                                    228,100        7,313
                                                          ----------
                                                              81,533
                                                          ----------
Transportation (1.3%)
   CNF Transportation                           123,000        4,390
                                                          ----------
Total Common Stocks
     (Cost $296,147)                                         322,318
                                                          ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Mid-Cap Equity Fund--concluded
---------------------------------------------------------------------
                                             Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Repurchase Agreement (5.6%)
   Greenwich
     5.40%, dated 11/30/98,
     matures 12/01/98,
     repurchase price $18,860,415
     (collateralized by various
     FNMA obligations: total
     market value $19,238,483) (H)           $   18,858   $   18,858
                                                          ----------
Total Repurchase Agreement
     (Cost $18,858)                                           18,858
                                                          ----------
Total Investments (100.9%)
   (Cost $315,005)                                           341,176
                                                          ----------
Other Assets and Liabilities, Net (-0.9%)                     (3,054)
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 23,833,818 outstanding shares of
   beneficial interest                                       263,993
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 1,690,790 outstanding
   shares of beneficial interest                              19,138
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 1,434,760 outstanding shares of
   beneficial interest                                        18,416
Net operating loss                                            (2,451)
Accumulated net realized gain
   on investments                                             12,855
Net unrealized appreciation
   on investments                                             26,171
                                                          ----------
Total Net Assets 100.0%                                   $  338,122
                                                          ==========

---------------------------------------------------------------------
                                                          Value
---------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    12.57
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    12.44
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($12.44 / 96.25%)                      $    12.92
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    12.17
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited
Small Cap Equity Fund
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Common Stocks (94.9%)
Basic Materials (12.3%)
   Carpenter Technology                          95,300   $    3,365
   Commonwealth Industries                      308,600        2,970
   General Chemical Group                       128,200        2,179
   H. B. Fuller                                  84,200        3,663
   Lilly Industries
     Incorporated, Cl A                         304,400        5,688
   Madeco ADR                                   289,600        3,222
   Quimica y Minera Chile ADR                   216,800        8,347
   Texas Industries                             265,700        7,689
   Titanium Metals                              192,700        1,915
   Wausau-Mosinee Paper                         231,300        3,903
                                                          ----------
                                                              42,941
                                                          ----------
Capital Goods (16.4%)
   A.M. Castle                                  179,900        3,463
   Ameron                                        87,900        3,230
   Belden                                       173,800        2,933
   Columbus Mckinnon                             94,400        1,717
   DT Industries                                114,800        2,109
   Furon                                        189,800        3,262
   Gerber Scientific                            175,100        4,432
   Hardinge                                      95,850        1,827
   Kaman                                        239,100        3,885
   Kaydon                                        90,500        3,196
   Lindberg                                     179,400        2,366
   LSI Industries                               133,300        2,833
   Pittway, Cl A                                129,300        3,596
   Precision Castparts                           60,800        2,687
   Regal Beloit                                 320,500        8,012
   Smith (A.O.)                                 156,900        3,903
   Valmont Industries                           239,900        3,868
                                                          ----------
                                                              57,319
                                                          ----------
Consumer Cyclicals (21.5%)
   American Woodmark                            135,800        4,142
   Angelica                                     134,300        2,443

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Consumer Cyclicals--continued
   Bush Industries                              363,700   $    5,956
   Chemed                                        96,900        3,282
   Fours Seasons Hotel*                         101,000        2,695
   Guilford Mills                               292,650        4,225
   Harman International                         192,300        8,209
   Interface                                    228,500        2,856
   Jannock Limited                              263,000        2,383
   K2                                           400,200        4,552
   Kimball International*                       345,200        6,645
   Midas                                        105,200        3,281
   Pep Boys                                     145,600        2,057
   Pillowtex                                    149,200        5,036
   Ritchie Brothers Auctioneers*                128,200        3,077
   Sotheby's Holdings, Cl A                     192,500        5,390
   Springs Industries, Cl A                      64,800        2,523
   Sturm Ruger                                  177,200        2,248
   Toro                                         158,500        4,200
                                                          ----------
                                                              75,200
                                                          ----------
Consumer Staples (14.9%)
   Banta                                        118,000        3,142
   Bowne & Company                              179,600        3,008
   Ingles Markets, Cl A                         237,000        2,844
   Nash Finch                                   213,900        3,115
   Norrell                                      661,700       10,546
   Standard Register                            277,500        8,169
   Universal Foods                              339,300        8,419
   Wallace Computer Services                     84,600        1,898
   WD-40                                        112,900        3,500
   Wolverine World Wide                         444,200        6,052
   York Group                                   133,300        1,483
                                                          ----------
                                                              52,176
                                                          ----------
Energy (1.5%)
   Giant Industries                             426,800        5,095
                                                          ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Small Cap Equity Fund--concluded
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Financials (9.5%)
   Administradora de Fondos de
     Pensiones Provida ADR*                     182,000   $    2,753
   Alfa                                         130,300        2,850
   Annuity & Life Re Holdings*                  187,300        4,753
   ARM Financial Group                          193,900        4,169
   Banco Latinamericano de
     Exportaciones                              115,100        2,065
   Chicago Title                                 71,300        3,333
   Klamath First Bancorp                        118,200        2,105
   Scottish Annuity & Life*                     167,600        2,116
   Seacoast Banking of Florida                   59,000        1,652
   Stirling Cooke Brown Holdings                 84,200        1,495
   Student Loan                                  62,200        2,822
   Westerfed Financial                          173,600        3,364
                                                          ----------
                                                              33,477
                                                          ----------
Health Care (6.7%)
   Block Drug, Cl A                              75,602        2,835
   London International
     Group ADR                                  214,300        3,402
   Medeva PLC ADR                               580,900        4,429
   Mentor                                       396,400        7,333
   Mony Group*                                   32,700        1,012
   Vital Signs                                  268,300        4,561
                                                          ----------
                                                              23,572
                                                          ----------
Technology (3.4%)
   Dallas Semiconductor                         121,000        4,568
   Innovex                                      292,800        4,685
   Pioneer-Standard Electronics                 259,000        2,817
                                                          ----------
                                                              12,070
                                                          ----------
Transportation (4.7%)
   Bandag                                        33,200        1,174
   Knightsbridge Tankers Limited*               166,900        3,547
   Pittston Burlington                          360,200        3,129

---------------------------------------------------------------------
                                            Shares/Face
                                            Amount (000)  Value (000)
---------------------------------------------------------------------
Transportation--continued
   Sea Containers                               243,000   $    7,898
   Western Star Truck Holdings                   53,600          764
                                                          ----------
                                                              16,512
                                                          ----------
Utilities (4.0%)
   Northwest Natural Gas                        110,550        3,137
   Nui                                          123,100        2,993
   TNP Enterprises                               95,000        3,610
   United Water Resources                       202,300        4,198
                                                          ----------
                                                              13,938
                                                          ----------
Total Common Stocks
     (Cost $367,481)                                         332,300
                                                          ----------
Preferred Stock (0.6%)
Basic Materials (0.6%)
   Coeur D'Alene Mines,
     CV to 0.8260 Share,
     Callable 03/15/99 @ 21.622                 299,800        2,211
                                                          ----------
Total Preferred Stock
     (Cost $4,812)                                             2,211
                                                          ----------
Repurchase Agreement (3.9%)
   Morgan Stanley
     5.40%, dated 11/30/98, matures
     12/01/98, repurchase price
     $13,640,010 (collateralized by
     FHLMC obligation: market
     value $13,911,152) (H)                  $   13,638       13,638
                                                          ----------
Total Repurchase Agreement
     (Cost $13,638)                                           13,638
                                                          ----------
Total Investments (99.4%)
   (Cost $385,931)                                           348,149
                                                          ----------
Other Assets and Liabilities, Net (0.6%)                       2,068
                                                          ----------

--------------------------------------------------------------------------------
                                                                       Unaudited

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 30,381,352 outstanding shares of
   beneficial interest                                    $  347,697
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 2,758,951 outstanding shares of
   beneficial interest                                        35,609
Undistributed net investment income                              876
Accumulated net realized gain on investments                   3,817
Net unrealized depreciation on investments                   (37,782)
                                                          ----------
Total Net Assets 100.0%                                   $  350,217
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    10.58
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    10.52
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Small Cap Growth Stock Fund
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Common Stocks (86.4%)
Basic Materials (5.9%)
   Alpha Industries*                              4,870   $      107
   Applied Signal Technology*                     6,105           73
   Arterial Vascular*                             2,795          137
   Astec Industries*                              1,460           76
   Avant!*                                        6,150          103
   Centex Construction Products                   2,585           92
   NCI Building Systems*                          2,100           51
   Pure World Cosmetics*                         10,975          101
   Stillwater Mining*                             2,625           96
                                                          ----------
                                                                 836
                                                          ----------
Capital Goods (12.8%)
   AFC Cable Systems*                             2,260           67
   American Woodmark                              3,485          106
   Champion Enterprises*                          3,985           89
   Coflexip-Sponsored*                            2,165           79
   Ducommun*                                      1,800           30
   Dycom Industry*                                2,415           95
   Elcor                                          2,500           77
   Gulf Island Fabrication*                       3,930           29
   JLG Industries                                 3,510           58
   Kellstrom Industries*                          4,200          103
   LSI Industries                                 3,075           65
   Manitowoc                                      1,730           69
   Myers Industries                               3,100           70
   National R.V. Holdings*                        4,125          109
   Navistar International*                        3,175           82
   Pentair                                        1,795           68
   Reliance Steel & Aluminum                      2,090           64
   Sps Technologies*                              1,410           81
   Stanley Furniture*                             4,905           83
   Superior TeleCom                               2,045           89
   Transwitch*                                    2,830           79
   Tredegar Industries                            2,550           60
   USG*                                           1,780           88
   Varlen                                         3,441           91
                                                          ----------
                                                               1,831
                                                          ----------

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Communication Services (2.9%)
   ECI Telecommunications                         3,405   $      122
   Flextronics International*                     1,220           81
   Gilat Satellite Networks Limited*              1,810           92
   Polycom*                                       6,315          112
                                                          ----------
                                                                 407
                                                          ----------
Consumer Cyclicals (28.9%)
   American Eagle Outfitters*                     1,950          116
   Ann Taylor Stores*                             3,340          110
   Blyth Industries*                              2,785           95
   Brinker International*                         3,370           86
   Buckle*                                        3,595           92
   Cato, Cl A                                     6,320           86
   Chicos*                                        5,800          127
   CHS Electronics*                               8,300          123
   Consolidated Graphics*                         1,805          104
   Correctional Services*                         7,170           83
   Craftmade International                        7,535           88
   Cutter & Buck*                                 3,915          113
   Cybex Computer Products*                       2,305           96
   Empi*                                          4,935          111
   First Years                                    6,860          115
   Fossil*                                        4,855          134
   Highwoods Properties                           2,405           65
   Juno Lighting                                  3,485           81
   K-Swiss, Cl A                                  4,145          118
   La-Z-Boy Chair                                 2,175           36
   Labor Ready*                                   3,970           87
   Liberty Property Trust                         2,800           69
   MDC Holdings                                   4,935           91
   Media Arts Group*                              7,385          108
   Mohawk Industries*                             3,015          112
   Monaco Coach*                                  3,370          101
   Movado Group                                   3,560           72
   Oshkosh B'gosh, Cl A                           5,010          120
   Pacific Sunwear of California*                 4,060           60
   Quiksilver*                                    2,795           68
   Rent-Way*                                      3,050           83
   Salton/Maxim Housewares*                       4,795           89

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Consumer Cyclicals--continued
   SCP Pool*                                      5,650   $       88
   Select Appointments
     Holdings ADR*                                4,490           90
   Staffmark*                                     4,530          105
   Standard Pacific                               9,145           89
   Steven Madden Ltd*                            14,785           99
   Sykes Enterprises*                             4,685           95
   Syntel*                                        3,150           43
   Tarrant Apparel Group*                         4,005          131
   Triumph Group Inc*                             2,395           81
   Urs*                                           3,885           79
   Wabash National                                4,475           84
   Westaff*                                       3,990           26
   Winnebago Industries                           6,860           82
                                                          ----------
                                                               4,131
                                                          ----------
Consumer Staples (1.4%)
   CKE Restaurants                                2,255           55
   Fresh Del Monte Produce*                       3,700           81
   Logan's Roadhouse*                             3,155           65
                                                          ----------
                                                                 201
                                                          ----------
Energy (1.4%)
   Core Laboratories N.V.*                        4,205           80
   J. Ray McDermott S.A.*                         2,295           56
   KTI*                                           3,250           69
                                                          ----------
                                                                 205
                                                          ----------
Financials (9.8%)
   Amerin*                                        4,277          106
   Automobile Protection*                         9,400           86
   Bank of Commerce/San Diego                     6,205           92
   BSB Bancorp                                    3,080           89
   City National                                  2,360           88
   Cullen/Frost Bankers                           1,635           88
   Fidelity National Financial                    3,000           98
   Financial Security Assurance
     Holdings                                     1,515           83
   First American Financial                       2,915           89

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Financials--continued
   Fremont General                                1,570   $       79
   Landamerica Financial Group                    1,515           93
   Metris*                                        1,635           55
   NVR*                                           2,365           93
   Ryland Group                                   3,480           92
   Stewart Information Services                   1,640           81
   Triad Guaranty*                                4,135           93
                                                          ----------
                                                               1,405
                                                          ----------
Health Care (4.8%)
   Barr Laboratories*                             1,680           71
   Medco Research*                                2,730           55
   Osteotech*                                     2,965           99
   Pediatrix Medical Group*                       1,655           89
   Physician Reliance Network*                    6,950           64
   Rehabcare Group*                               4,625           83
   Resmed*                                        3,265          111
   Visix Space*                                   1,615          118
                                                          ----------
                                                                 690
                                                          ----------
Technology (14.3%)
   Catalytica*                                    5,395           97
   Checkpoint Software*                           3,195          104
   Ciber*                                         4,730          107
   Complete Business Solutions*                   2,525           62
   Computer Task Group                            3,149           85
   Henry (Jack) & Associates                      1,754           88
   Insight Enterprises*                           2,700          114
   Keane*                                         2,595           75
   Landmark Systems*                              8,000           84
   New Dimension Software Ltd*                    3,680          122
   Pomeroy Computer Resources*                    4,560           88
   Progress Software*                             4,485          114
   Project Software & Development*                3,770          114
   SPR*                                           5,670          101
   Symix Systems*                                 4,445           89
   T-HQ*                                          4,480          125
   Tekelec*                                       6,840          106

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Small Cap Growth Stock Fund--concluded
---------------------------------------------------------------------
                                           Shares/Face
                                           Amount (000)   Value (000)
---------------------------------------------------------------------
Technology--continued
   Timberline Software                            5,693   $       70
   Wiztec Solutions Ltd*                          8,635          112
   World Access*                                  3,975           81
   Xircom*                                        3,290           99
                                                          ----------
                                                               2,037
                                                          ----------
Transportation (3.6%)
   Amtran Inc*                                    3,465           76
   Comair                                         2,785           85
   Landstar System*                               2,745          113
   Midwest Express Holdings*                      2,205           61
   Skywest                                        3,840          104
   Swift Transportation*                          3,115           68
                                                          ----------
                                                                 507
                                                          ----------
Utilities (0.6%)
   Southwest Gas                                  3,620           86
                                                          ----------
Total Common Stocks
     (Cost $10,976)                                           12,336
                                                          ----------
Repurchase Agreement (12.5%)
   Morgan Stanely
     5.40%, dated 11/30/98, matures
     12/01/98, repurchase price
     $1,785,637 (collateralized by
     various FNMA obligations:
     total market value $1,834,284) (H)          $1,785        1,785
                                                          ----------
Total Repurchase Agreement
     (Cost $1,785)                                             1,785
                                                          ----------
Total Investments (98.9%)
   (Cost $12,761)                                             14,121
                                                          ----------
Other Assets and Liabilities, Net (1.1%)                         164
                                                          ----------

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 1,016,426 outstanding shares of
   beneficial interest                                    $   12,131
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   61,274 outstanding shares of
   beneficial interest                                           762
Undistributed net investment income                                1
Accumulated net realized gain
   on investments                                                 31
Net unrealized appreciation
   on investments                                              1,360
                                                          ----------
Total Net Assets 100.0%                                   $   14,285
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    13.26
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    13.24
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited
Sunbelt Equity Fund
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Common Stocks (97.9%)
Capital Goods (11.7%)
   American Homestar*                           228,868   $    3,748
   Aviall*                                      122,352        1,484
   Blount International                         182,723        4,225
   Centex                                        67,601        2,412
   Kellstrom Industries*                        253,506        6,243
   Kuhlman                                      116,947        3,260
   Maverick Tube*                               214,288        1,219
   Miller Industries*                           491,570        2,366
   Palm Harbor Homes*                           193,245        5,000
   Tidewater                                    127,479        2,940
   Tristar Aerospace*                            98,529          727
   UNIFAB International*                        393,078        3,439
   Watsco                                       149,173        2,676
                                                          ----------
                                                              39,739
                                                          ----------
Communication Services (3.4%)
   MCI WorldCom*                                 76,197        4,496
   Superior TeleCom*                             64,999        2,827
   World Access*                                209,269        4,251
                                                          ----------
                                                              11,574
                                                          ----------
Consumer Cyclicals (16.4%)
   AHL Services*                                 70,928        2,341
   Barnett*                                     218,919        2,736
   Carnival                                      84,502        2,915
   Circuit City                                  84,502        3,058
   Family Dollar Stores                         173,283        3,476
   Hibbet Sporting Goods*                        60,935        1,878
   Lowe's Companies                             127,152        5,372
   Modis Professional Services*                 380,832        4,546
   O'Charleys*                                  211,712        2,832
   Office Depot*                                 61,652        2,004
   Pier 1 Imports                               187,560        2,016
   Play By Play Toys & Novelties*                91,743          688
   Policy Management Systems*                   100,960        5,162
   Quest Education*                             231,919        2,319
   Renters Choice*                               92,136        2,223

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Consumer Cyclicals--continued
   Staffmark*                                   217,485   $    5,057
   Suburban Lodges of America*                   68,138          545
   Tandy                                        108,303        4,880
   Tractor Supply*                               54,765        1,438
                                                          ----------
                                                              55,486
                                                          ----------
Consumer Staples (7.8%)
   Flowers Industries                           169,004        3,855
   Food Lion, Cl A                              695,540        7,129
   Outback Steakhouse*                          117,264        4,163
   Sonic*                                       401,058        7,871
   Tyson Foods                                  169,487        3,506
                                                          ----------
                                                              26,524
                                                          ----------
Energy (13.6%)
   Anadarko Petroleum                           272,679        7,686
   BJ Services*                                 238,308        3,292
   Core Laboratories N.V.*                      241,472        4,573
   Diamond Offshore Drilling                    196,172        4,389
   Global Industries*                           692,313        3,938
   J. Ray McDermott S.A.*                       103,606        2,538
   Nuevo Energy*                                172,828        2,560
   Oceaneering International*                   146,293        1,820
   Pride International*                         116,502          881
   St. Mary Land & Exploration                   74,358        1,413
   Stone Energy*                                265,790        8,007
   Transocean Offshore                           84,359        2,083
   World Fuel Services                          233,436        2,845
                                                          ----------
                                                              46,025
                                                          ----------
Financials (14.2%)
   AmSouth Bancorp                               86,166        3,641
   CCB Financial                                 94,202        5,110
   Crestar Financial                             61,622        4,090
   Cullen/Frost Bankers                          21,011        1,127
   Fairfield Communities*                       763,672        8,257
   Nova*                                        387,296       12,321

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Sunbelt Equity Fund--concluded
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Financials--continued
   Profit Recovery Group
     International*                             188,989   $    6,378
   Texas Regional Bancshares, Cl A               61,382        1,680
   Triad Guaranty*                              241,185        5,427
                                                          ----------
                                                              48,031
                                                          ----------
Health Care (3.3%)
   Cryolife*                                    334,239        3,802
   Serologicals*                                246,609        7,244
                                                          ----------
                                                              11,046
                                                          ----------
Technology (21.5%)
   Acxiom*                                      276,529        6,533
   Benchmark Electronics*                       250,023        6,251
   CHS Electronics*                             414,866        6,145
   Compaq Computer                              204,206        6,637
   Cybex Computer Products*                     134,506        5,582
   Datastream Systems*                          144,894        1,467
   Dell Computer*                                42,251        2,569
   HBO                                          324,068        8,081
   Nichols Research*                            232,020        4,959
   SCB Computer Technology*                     831,788        6,758
   SCI Systems*                                 101,982        4,959
   Sterling Commerce*                           146,782        5,321
   Sterling Software*                            84,986        2,188
   Sykes Enterprises*                           178,116        3,607
   Texas Instruments                             25,496        1,947
                                                          ----------
                                                              73,004
                                                          ----------
Transportation (6.0%)
   ASA Holdings                                  94,790        3,217
   Comair                                       154,064        4,718
   Covenant Transportation, Cl A*               206,832        3,594

---------------------------------------------------------------------
                                            Shares/Face
                                            Amount (000)  Value (000)
---------------------------------------------------------------------
Transportation--continued
   Hunt J B Transportation Services             328,402   $    6,240
   USA Truck*                                   210,914        2,531
                                                          ----------
                                                              20,300
                                                          ----------
Total Common Stocks
     (Cost $296,209)                                         331,729
                                                          ----------
Convertible Bond (1.1%)
   Pier 1 Imports,
     CV to 81.1030 Shares,
     Callable 10/01/99 @ 103
     5.750%, 10/01/03                        $    2,799        3,901
                                                          ----------
Total Convertible Bond
     (Cost $3,934)                                             3,901
                                                          ----------
Repurchase Agreements (2.2%)
   Deutsche Bank
     5.25%, dated 11/30/98, matures
     12/01/987, repurchase price
     $4,777,668 (collateralized
     by various U.S. Treasury
     obligations: total market
     value $4,872,883) (H)                        4,777        4,777
   SBC Warburg
     5.25%, dated 11/30/98, matures
     12/01/98, repurchase price
     $2,626,770 (collateralized
     by various US Treasury
     obligations: total market
     value $2,680,125) (H)                        2,626        2,626
                                                          ----------
Total Repurchase Agreements
     (Cost $7,403)                                             7,403
                                                          ----------
Total Investments (101.2%)
   (Cost $307,546)                                           343,033
                                                          ----------
34

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Other Assets and Liabilities, Net (-1.2%)                 $   (4,205)
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
    authorization -- no par value) based
   on 26,579,660 outstanding shares of
   beneficial interest                                       268,765
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 1,929,086 outstanding
   shares of beneficial interest                              18,517
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   580,619 outstanding shares of
   beneficial interest                                         7,808
Net operating loss                                           (10,209)
Accumulated net realized gain
   on investments                                             18,460
Net unrealized appreciation
   on investments                                             35,487
                                                          ----------
Total Net Assets 100.0%                                   $  338,828
                                                          ==========

---------------------------------------------------------------------
                                                             Value
---------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    11.68
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    11.38
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($11.38 / 96.25%)                      $    11.82
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    11.21
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Value Income Stock Fund
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Common Stocks (92.2%)
Basic Materials (11.9%)
   Allegheny Teledyne                         1,143,400   $   23,511
   B.F. Goodrich                                481,100       18,252
   Boise Cascade                                748,300       23,712
   Consolidated Papers                          573,400       14,658
   Engelhard                                    737,300       14,239
   Hercules                                     473,300       15,560
   Morton International                         630,800       18,569
   Reynolds Metals                              517,100       28,376
   Sonoco Products                              751,030       22,484
   Union Camp                                   375,500       24,290
   Weyerhaeuser                                 355,900       17,839
   Witco Chemical                               277,800        5,296
   Worthington Industries                       776,800        9,467
                                                          ----------
                                                             236,253
                                                          ----------
Capital Goods (11.1%)
   Cooper Industries                            462,700       22,730
   Corning                                      267,600       10,737
   Crown Cork & Seal                            728,600       24,590
   Federal Signal                               520,300       12,715
   Harris                                       642,700       24,382
   Johnson Controls                             422,200       24,435
   National Service Industries                  575,700       22,236
   Pall                                         855,400       19,888
   Tecumseh Products, Cl A                      213,000       10,543
   Tenneco                                      686,900       24,471
   Thomas & Betts                               557,900       24,164
                                                          ----------
                                                             220,891
                                                          ----------
Communication Services (5.2%)
   Alltel                                       747,500       39,618
   Ameritech                                    339,800       18,392
   Frontier                                     329,400        9,923
   GTE                                          553,900       34,342
                                                          ----------
                                                             102,275
                                                          ----------

---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Consumer Cyclicals (10.0%)
   American Greetings, Cl A                     516,200   $   21,842
   Genuine Parts                                607,600       20,013
   H & R Block                                  827,800       37,199
   ITT Industries                               212,100        7,636
   J.C. Penney                                  821,400       45,177
   Masco                                        790,000       22,811
   Stanley Works                              1,045,500       31,953
   TRW                                          198,800       10,946
                                                          ----------
                                                             197,577
                                                          ----------
Consumer Staples (14.6%)
   Bestfoods                                    358,300       20,826
   ConAgra                                    1,324,000       41,623
   Dean Foods                                   427,800       19,465
   Flowers Industries                           660,900       15,077
   Food Lion, Cl A                              894,000        9,164
   General Mills                                474,600       35,832
   Hormel Foods                                 348,600       10,305
   International Flavors &
     Fragrances                                 697,700       29,216
   Kimberly Clark                               972,100       51,157
   McCormick                                    467,800       15,613
   Seagram                                      671,000       23,024
   Wallace Computer Services                    824,900       18,509
                                                          ----------
                                                             289,811
                                                          ----------
Energy (8.7%)
   Atlantic Richfield                           452,900       30,118
   Baker Hughes                                 878,800       16,093
   Conoco                                       302,600        7,168
   Fort James Corp.                             633,800       24,797
   Kerr-McGee                                   442,000       17,459
   Mobil                                        198,500       21,840
   Murphy Oil                                   481,400       19,196
   Unocal                                     1,078,600       36,538
                                                          ----------
                                                             173,209
                                                          ----------

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                               Shares     Value (000)
---------------------------------------------------------------------
Financials (16.8%)
   American Financial Group                     411,300   $   16,169
   American General                             309,400       21,793
   AmSouth Bancorp                              256,900       10,854
   Bank One                                     895,700       45,961
   BankBoston                                   514,000       21,395
   Cigna                                        496,600       38,642
   Hibernia, Cl A                               838,800       14,155
   Jefferson-Pilot                              200,000       13,650
   KeyCorp                                      721,900       22,153
   Paine Webber Group                           480,000       19,620
   PNC Bank                                     443,900       22,889
   Safeco                                       682,300       29,296
   Summit Bancorp                               553,000       23,122
   Transamerica                                 180,600       19,189
   Union Planters                               330,664       15,748
                                                          ----------
                                                             334,636
                                                          ----------
Health Care (7.9%)
   Abbott Laboratories                          428,500       20,568
   American Home Products                       615,600       32,781
   Baxter International                         760,000       48,308
   C.R. Bard                                    363,900       16,671
   Mallinckrodt                                 561,900       18,156
   Pharmacia Upjohn ADR                         404,700       21,070
                                                          ----------
                                                             157,554
                                                          ----------
Technology (1.0%)
   EG&G                                         693,500       19,375
                                                          ----------

---------------------------------------------------------------------
                                             Share/Face
                                            Amount (000)  Value (000)
---------------------------------------------------------------------
Utilities (5.0%)
   Consolidated Natural Gas                     517,900   $   28,128
   GPU                                          429,900       18,835
   Questar                                      843,700       16,188
   Scana                                        525,000       17,128
   Sonat                                        617,500       18,332
                                                          ----------
                                                              98,611
                                                          ----------
Total Common Stocks
     (Cost $1,734,351)                                     1,830,192
                                                          ----------
Repurchase Agreements (6.9%)
   Greenwich
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $60,681,878 (collateralized by
     various FHLMC and FNMA
     obligations: total market
     value $61,887,552) (H)                  $   60,673       60,673
   Salomon Brothers
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $76,620,518 (collateralized by
     various FHLMC and FNMA
     obligations: total market
     value $79,042,523) (H)                      76,609       76,609
                                                          ----------
Total Repurchase Agreements
     (Cost $137,282)                                         137,282
                                                          ----------
Total Investments (99.1%)
   (Cost $1,871,633)                                       1,967,474
                                                          ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Value Income Stock Fund--concluded
---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Other Assets and Liabilities, Net (0.9%)                  $   18,963
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 116,095,515 outstanding shares of
   beneficial interest                                     1,260,059
Fund shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 14,352,876 outstanding shares
   of beneficial interest                                    162,688
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 12,612,697 outstanding shares of
   beneficial interest                                       168,128
Undistributed net investment income                            5,434
Accumulated net realized gain
   on investments                                            294,287
Net unrealized appreciation on investments                    95,841
                                                          ----------
Total Net Assets 100.0%                                   $1,986,437
                                                          ==========

---------------------------------------------------------------------
                                                              Value
---------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    13.90
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    13.87
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($13.87 / 96.25%)                      $    14.41
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    13.75
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited
Florida Tax-Exempt Bond Fund
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Municipal Bonds (97.3%)
Florida (93.5%)
   Brevard County, School Board,
     Ser A, COP (AMBAC)
     5.400%, 07/01/12                        $    1,500   $    1,619
   Brevard County, State Health
     Facilities Authority, Holmes
     Medical Center Project, RB,
     Callable 10/01/03 @ 102
     (MBIA)
     5.700%, 10/01/08                             3,000        3,283
   Brevard County, State Health
     Facilities Authority, Wuesthoff
     Memorial Hospital Project,
     RB (MBIA)
     6.250%, 04/01/06                               930        1,054
   Broward County, School District,
     COP, Callable 07/01/07 @ 101
     (AMBAC)
     5.100%, 07/01/09                             1,465        1,559
   Citrus County, Pollution Control,
     Florida Power, RB Callable
     08/01/02 @ 102
     6.350%, 02/01/22                               335          364
   Dade County, Aviation Revenue,
     Miami International Airport,
     Ser B, RB, AMT, Callable
     10/01/07 @ 101.50 (FSA)
     5.125%, 10/01/13                             2,255        2,322
   Dade County, Aviation Revenue,
     RB, AMT, Callable
     10/01/2002 @ 102 (MBIA)
     6.600%, 10/01/22                               825          910
   Dade County, Aviation Revenue,
     Ser A, RB, Callable
     10/01/05 @ 102 (AMBAC)
     6.000%, 10/01/09                               500          560
   Dade County, School Board,
     Ser B, COP (AMBAC)
     5.750%, 08/01/03                               750          813

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Florida--continued
   Dade County, School District, GO,
     Prerefunded 07/01/99 @ 102 (F)
     7.375%, 07/01/08                        $      250   $      261
   Dade County, Seaport, RB (MBIA)
     6.200%, 10/01/08                               750          865
     6.500%, 10/01/09                             1,000        1,187
     6.200%, 10/01/10                             1,000        1,165
   Dade County, State Educational
     Facilities Authority, University
     of Miami, RB Callable
     04/01/06 @ 102 (MBIA)
     5.750%, 04/01/20                             2,000        2,154
   Dade County, State Educational
     Facilities Authority, University
     of Miami, Ser A, RB (MBIA)
     6.000%, 04/01/08                               755          852
   Dade County, Water & Sewer
     System, RB (FGIC)
     6.250%, 10/01/09                               750          874
   Daytona Beach, Water & Sewer
     Revenue, ETM, RB, Callable
     11/15/1998 @ 102.25 (F)
     6.750%, 11/15/07                             1,000        1,120
   Deerfield Beach, Water & Sewer
     Revenue, RB (FGIC)
     6.125%, 10/01/06                               250          285
   Gainesville, Utility Systems,
     Ser A, RB
     5.750%, 10/01/04                             1,300        1,428
     5.750%, 10/01/09                               500          565

   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/08 (FGIC)
     5.650%, 12/01/08                               460          503
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/09 (FGIC)
     5.750%, 12/01/09                               410          450

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Florida Tax-Exempt Bond Fund--continued
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Florida--continued
   Hillsborough County, Capital
     Improvement Program, ETM,
     RB (FGIC) (F)
     5.900%, 08/01/04                        $      300   $      331
   Hillsborough County, School
     Board Revenue, COP, Callable
     07/01/06 @ 100 (MBIA)
     5.875%, 07/01/08                             1,000        1,115
   Hillsborough County, University
     Community Hospital, RB (MBIA)
     6.500%, 08/15/19                               145          176
   Indian Trace Community, Water
     Management Split Benefit,
     Ser A-1, RB, Callable
     05/01/05 @ 102 (MBIA)
     5.500%, 05/01/07                               455          498
   Jacksonville, Excise Tax, Ser B,
     RB, AMT, Callable
     10/01/03 @ 100 (FGIC)
     5.200%, 10/01/04                             1,500        1,559
   Jacksonville, Excise Taxes RB,
     Callable 10/01/99 @ 101 (MBIA)
     7.250%, 10/01/02                               100          102
   Jacksonville, River City Renaissance
     Project, RB (FGIC)
     6.000%, 10/01/04                             2,430        2,698
   Jacksonville, State Health Facilities
     Authority, Charity Obligation
     Group, Ser A, RB , Callable
     08/15/07 @ 101 (MBIA)
     5.250%, 08/15/15                             1,465        1,523
   Jacksonville, Water & Sewer
     Revenue, RB, Callable
     10/01/06 @ 102, Prerefunded
     09/30/08 @101 (MBIA) (G)
     5.000%, 10/01/20                               610          652
   Lakeland, Electric & Water
     Revenue, RB (FGIC)
     6.500%, 10/01/05                             2,590        2,965
     6.000%, 10/01/07                             1,000        1,142

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Florida--continued
   Lee County, Industrial
     Developement Authority,
     Bonita Springs Utilities Project,
     RB, Callable 11/01/06 @ 101
     (MBIA)
     5.750%, 11/01/10                        $    1,480   $    1,631
   Lee County, Passenger Facility RB,
     Callable 10/01/05 @ 101
     (AMBAC)
     4.600%, 10/01/07                             1,760        1,806
   Manatee County, Community
     Redevelopment Administration,
     Center Project, RB, Callable
     04/01/00 @ 102 (MBIA)
     7.000%, 04/01/08                             1,000        1,063
   Martin County, State Health
     Facilities Authority, Martin
     Memorial Medical Center,
     Ser B, RB, Callable
     11/15/07 @ 102 (MBIA)
     5.150%, 11/15/11                             1,070        1,130
   Miami-Dade County,
     School District, GO (FSA)
     5.375%, 08/01/12                             5,000        5,443
   Miami-Dade County, Special
     Obligation, RB, Callable
     04/01/08 @ 86.60 (MBIA) (A)
     0.000%, 10/01/11                             1,635          896
   North Broward, Hospital District
     Revenue, ETM, RB (MBIA) (G)
     5.950%, 01/01/01                             1,000        1,046
   Orange County, Public Facilities
     Revenue, Ser A, RB, Callable
     10/01/04 @ 102 (AMBAC)
     5.650%, 10/01/07                               200          220
   Orange County, State Health
     Facilities Authority, Orlando
     Regional Healthcare, RB (MBIA)
     6.250%, 10/01/13                             1,000        1,172

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Florida--continued
   Orange County, State Housing
     Finance Authority, Single Family
     Mortgage, Ser B, RB, Callable
     9/01/07 @ 102
     5.800%, 09/01/17                        $      705   $      736
   Orlando, Aviation Authority,
     Airport Facilities, RB, AMT
     (FGIC)
     5.250%, 10/01/13                             1,725        1,824
   Orlando, Aviation Authority,
     Airport Facilities, Ser A, RB,
     AMT, Callable 10/01/03 @ 102
     (AMBAC)
     5.400%, 10/01/06                             1,340        1,433
   Orlando, Community Water &
     Electric Revenue, Ser D, RB
     6.750%, 10/01/17                             5,385        6,587
   Osceola County, COP (MBAC)
     6.250%, 06/01/01                             1,760        1,870
     6.250%, 06/01/04                             2,105        2,350
     6.250%, 06/01/05                             2,240        2,530
   Palm Beach County, Apartment
     System, RB, Callable
     10/01/01 @ 102 (MBIA)
     7.625%, 10/01/04                             1,410        1,582
   Palm Beach County, Solid Waste
     Authority, ETM, Ser A, RB
     (AMBAC) (F)
     6.000%, 10/01/09                               300          346
   Palm Beach County, Solid Waste
     Authority, Ser A, RB (AMBAC)
     6.000%, 10/01/09                             2,225        2,552
   Pensacola, Airport Revenue,
     Ser A, RB, AMT, Callable
     10/01/08 @ 102 (MBIA)*
     6.250%, 10/01/09                               880        1,014
   Pinellas County, Morton Plant
     Health Systems Project, RB,
     Callable 11/15/03 @ 102 (MBIA)
     5.500%, 11/15/08                             1,500        1,608




---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Florida--continued
   Pinellas County, State Housing
     Finance Authority, Single Family
     Mortgage, Ser C, RB,
     Callable 03/01/07 @ 102
     5.050%, 09/01/07                        $      215   $      223
     5.100%, 09/01/08                               230          239
   Plant City, Utility System Revenue,
     RB (MBIA)
     6.000%, 10/01/15                               400          460
   Polk County, Utility System
     Revenue, ETM, RB (FGIC) (G)
     6.000%, 10/01/08                             2,250        2,520
   Reedy Creek, GO, Callable
     06/01/08 @ 100 (MBIA)
     5.250%, 06/01/13                             1,000        1,051
   Reedy Creek, Utility Revenue,
     Ser 1991-1, RB, Prerefunded
     10/01/01 @ 101 (MBIA) (F)
     6.250%, 10/01/11                               405          437
   South Broward, Hospital District,
     RB, Callable 05/01/03 @ 102
     (AMBAC)
     7.500%, 05/01/08                             1,920        2,224
   St. Lucie County, School District,
     GO, Callable 07/01/02 @ 102
     (AMBAC)
     6.000%, 07/01/04                               500          544
   State, Board of Education,
     Capital Outlay, GO
     6.100%, 06/01/00                               125          127
   State, Board of Education,
     Capital Outlay, Ser A, GO,
     Callable 01/01/08 @ 101
     5.250%, 01/01/12                             2,495        2,643
   State, Board of Education,
     Capital Outlay, Ser A, GO,
     Callable 06/01/00 @ 102
     7.250%, 06/01/23                               355          379

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS November 30, 1998

Florida Tax-Exempt Bond Fund--concluded
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Florida--continued
   State, Board of Education,
     Capital Outlay, Ser B, GO
     4.500%, 06/01/01                        $    2,800   $    2,861
   State, Board of Education,
     Capital Outlay, Ser B, GO (F)
     6.000%, 06/01/02                             1,000        1,067
   State, Board of Education,
     Capital Outlay, Ser B, GO,
     Callable 06/01/02 @ 101
     5.900%, 06/01/12                               450          486
     6.000%, 06/01/15                               170          184
   State, Board of Education,
     Capital Outlay, Ser C, GO,
     Callable 06/01/03 @ 101
     5.700%, 06/01/11                             2,305        2,484
   State, Board of Education, Ser B,
     GO, Callable 06/01/01 @ 101
     6.000%, 06/01/22                               500          542
   State, Board of Education, Ser C,
     ETM, GO (F)
     7.100%, 06/01/07                               190          195
   State, Finance Department,
     Department of Natural Resources,
     Preservation 2000, Ser A, RB,
     Prerefunded 07/01/01 @ 102
     (AMBAC) (F)
     6.750%, 07/01/06                                80           88
   State, Finance Department,
     Environmental Protection,
     Preservation 2000, Ser A,
     RB (FSA)
     5.500%, 07/01/08                             1,000        1,101
   State, Finance Department,
     Environmental Protection,
     Preservation 2000, Ser B, RB,
     Callable 07/01/08 @ 101 (FSA)
     5.250%, 07/01/12                             3,000        3,175




---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Florida--continued
   State, Keys, Aqueduct Authority
     Revenue, RB, Prerefunded
     09/01/01 @ 101 (AMBAC)
     6.750%, 09/01/21                        $      170   $      186
   State, Municipal Power Agency,
     Saint Lucie Project, ETM, RB (F)
     5.000%, 10/01/17                               500          508
   Sunrise, Utility System, RB,
     Callable 10/01/18 @ 100 (AMBAC)
     5.200%, 10/01/22                             2,000        2,081
     5.000%, 10/01/28                             1,500        1,519
   Sunrise, Utility System,
     Ser A, RB (AMBAC) (A)
     0.000%, 10/01/09                             1,000          625
   Tallahassee, Utility System,
     Ser B, RB, Prerefunded
     10/01/99 @ 102 (F)
     6.900%, 10/01/14                               240          252
   Tampa, Health System,
     Catholic Health, Ser A-1, RB,
     Callable 11/15/08 @ 102 (MBIA)
     5.250%, 11/15/11                             2,300        2,449
   Tampa, Health System,
     Catholic Health, Ser A-2, RB,
     Callable 11/15/08 @ 102
     (AMBAC)
     5.250%, 11/15/12                             2,030        2,146
   Tampa, RB, Callable
     10/1/01 @ 102 (AMBAC)
     7.050%, 10/01/07                             1,000        1,105
   Tampa, Special Tax Allocation,
     Callable 10/01/01 @ 102
     (AMBAC)
     6.900%, 10/01/09                             1,500        1,649
   Tampa, Water & Sewer Revenue,
     Ser B, RB (AMBAC)
     5.000%, 10/01/02                             1,435        1,501
                                                          ----------
                                                             112,844
                                                          ----------

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Puerto Rico (3.8%)
   Commonwealth, GO (MBIA)
     5.650%, 07/01/15                        $    1,000   $    1,116
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB (MBIA)
     6.250%, 07/01/14                             2,000        2,364
   Electric Power Authority, Ser S, RB
     5.500%, 07/01/00                               200          206
   Public Buildings Authority
     Revenue, Guaranteed
     Government Facilities,
     Ser A, RB (AMBAC)
     6.250%, 07/01/14                               750          887
                                                          ----------
                                                               4,573
                                                          ----------
Total Municipal Bonds
     (Cost $113,168)                                         117,417
                                                          ----------
Cash Equivalent (1.5%)
   AIM Management Institutional
     Tax-Free Portfolio (C)                       1,790        1,790
                                                          ----------
Total Cash Equivalent
     (Cost $1,790)                                             1,790
                                                          ----------
Total Investments (98.8%)
   (Cost $114,958)                                           119,207
                                                          ----------
Other Assets and Liabilities, (Net 1.2%)                       1,450
                                                          ----------

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based on
   9,735,374 outstanding shares of
   beneficial interest                                    $  101,345
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   347,434 outstanding shares of
   beneficial interest                                         3,469
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 984,565 outstanding shares of
   beneficial interest                                        10,360
Undistributed net investment income                                6
Accumulated net realized gain
   on investments                                              1,228
Net unrealized appreciation on investments                     4,249
                                                          ----------
Total Net Assets 100.0%                                   $  120,657
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    10.90
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    10.91
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($10.91 / 96.25%)                      $    11.34
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    10.92
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Georgia Tax-Exempt Bond Fund
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Municipal Bonds (92.6%)
Georgia (92.6%)
   Albany-Dougherty County, State
     Hospital Authority, Ser B,
     Anticipation Certificate,
     Prerefunded 09/01/00 @ 102
     (AMBAC) (F)
     7.500%, 09/01/20                        $      255   $      277
   Alpharetta, GO
     5.000%, 05/01/07                             1,650        1,756
   Athens, Water & Sewer Revenue,
     ETM, RB (F)
     5.700%, 07/01/00                               165          171
   Atlanta, Airport Facility,
     RB (AMBAC)
     6.000%, 01/01/03                             1,000        1,080
     6.000%, 01/01/04                               500          547
     6.500%, 01/01/06                             1,000        1,146
   Augusta, Water & Sewer
     Revenue, RB, Prerefunded
     05/01/02 @ 102 (F)
     6.200%, 05/01/03                               130          142
   Bibb County, GO
     7.000%, 01/01/04                               985        1,120
   Cartersville, Water & Sewer
     Revenue, RB, Callable
     07/01/08 @102 (FSA)
     5.000%, 07/01/12                             1,255        1,302
   Clayton County, GO
     5.000%, 08/01/02                             1,000        1,043
   Clayton County, Water & Sewer
     Authority, RB (MBIA)
     5.000%, 05/01/11                               600          631
   Clayton County, Water Authority,
     RB, Callable 05/01/06 @ 102
     (AMBAC)
     5.350%, 05/01/09                             1,500        1,621
   Cobb County & Marietta,
     Coliseum & Exhibit Hall
     Authority, RB (MBIA)
     5.500%, 10/01/12                               940        1,034

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Georgia--continued
   Cobb County & Marietta,
     Water Authority, RB
     5.000%, 11/01/03                        $    1,255   $    1,320
     5.100%, 11/01/04                             1,000        1,062
   Cobb County, GO
     5.000%, 02/01/03                             1,025        1,072
   Cobb County, Recreational
     Facilities Improvements, GO,
     Callable 01/01/07 @ 101
     5.125%, 01/01/15                               850          876
   Columbia County, Courthouse/
     Detention Center Projects, GO,
     Callable 02/01/08 @ 102
     5.000%, 02/01/10                               920          960
   Columbus, Georgia Water &
     Sewer, RB, Callable
     11/01/07 @ 102 (FGIC)
     5.625%, 05/01/13                             1,055        1,152
   Dalton, Utilities Revenue
     RB (MBIA)
     6.000%, 01/01/08                             3,000        3,402
   Dalton-Whitfield County,
     Hospital Authority, RB,
     Prerefunded 07/01/00 @ 102 (F)
     7.000%, 07/01/03                               355          381
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                             1,650        1,789
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB, Callable
     11/01/05 @ 101
     5.200%, 11/01/08                               500          535
   DeKalb County, School District,
     Ser A, GO
     6.250%, 07/01/11                             1,500        1,761
   Douglas County, School District,
     GO (MBIA)
     5.650%, 01/01/09                               805          874

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Georgia--continued
   Douglasville - Douglas County,
     Water & Sewer Authority,
     RB (AMBAC)
     5.625%, 06/01/15                        $      350   $      386
   East Point, Building Authority, RB,
     Callable 02/01/06 @ 102 (AMBAC)
     4.800%, 02/01/07                               535          560
   Fayette County, School District, GO
     6.250%, 03/01/07                               450          516
   Fayette County, Water Authority,
     ETM, RB (MBIA) (F)
     8.550%, 10/01/01                               300          341
   Forsyth County Water & Sewer
     Authority, RB
     5.000%, 04/01/04                             1,000        1,053
   Forsyth County Water & Sewer
     Authority, RB, Callable
     04/01/08 @ 101
     5.000%, 04/01/09                             1,120        1,186
     5.000%, 04/01/10                               460          485
   Forsyth County, School
     District, GO
     6.400%, 07/01/05                               750          851
     6.500%, 07/01/06                             1,000        1,154
   Forsyth County, School District,
     GO (MBIA)
     5.350%, 07/01/10                               780          853
   Fulco, Hospital Authority,
     Catholic Health East, Ser A, RB,
     Anticipation Certificate, Callable
     11/15/08 @ 102 (MBIA)
     5.250%, 11/15/12                             1,000        1,054
   Fulton County, Hospital Authority,
     Northside Hospital Project,
     Ser B, RB, Prerefunded
     10/01/02 @ 102 (MBIA) (F)
     6.600%, 10/01/11                             2,000        2,237
   Gwinnett County, Recreation
     Authority, RB
     5.800%, 02/01/06                               785          870
     5.875%, 02/01/07                             1,390        1,560

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Georgia--continued
   Gwinnett County, School
     District, GO
     6.400%, 02/01/06                        $      500   $      572
   Gwinnett County, School District,
     Ser B, GO
     6.400%, 02/01/07                             1,500        1,735
   Gwinnett County, Water & Sewer
     Authority, RB, Callable
     08/01/08 @ 102
     5.000%, 08/01/13                               800          828
   Hall County, School District,
     Ser B, GO
     6.300%, 12/01/05                               675          768
   Henry County, GO
     6.300%, 08/01/08                               300          347
   Henry County, Henry Medical
     Center Project, Callable
     07/01/07 @ 102 (AMBAC)
     5.500%, 07/01/08                             2,460        2,700
   Henry County, School District,
     Ser A, GO
     6.150%, 08/01/06                               150          170
     6.450%, 08/01/11                               500          591
   Henry County, School District,
     Ser B, GO (MBIA)
     5.500%, 08/01/01                               350          367
   Henry County, Water & Sewer
     Authority, RB (AMBAC)
     6.150%, 02/01/20                             1,750        2,054
   Jackson County, School District,
     GO, Callable 07/01/08 @ 101
     5.000%, 07/01/10                             1,020        1,075
   Medical Center Hospital Authority,
     Columbus Regional Healthcare
     System, Callable
     08/01/05 @ 102, RB (MBIA)
     6.000%, 08/01/06                             1,000        1,122
   Meriwether County,
     School District, GO (FSA)
     7.000%, 02/01/06                               740          871
     5.500%, 02/01/16                             1,000        1,061

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Georgia Tax-Exempt Bond Fund--concluded
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Georgia--continued
   Metro Atlanta, Rapid
     Tranit Authority, Ser N, RB
     6.000%, 07/01/07                        $    1,000   $    1,139
   Milledgeville, Water & Sewer
     Revenue, RB (FSA)
     6.000%, 12/01/16                             1,000        1,150
     6.000%, 12/01/21                             1,000        1,160
   Paulding County,
     School District, Ser A, GO
     6.625%, 02/01/07                             1,000        1,169
     6.625%, 02/01/08                               500          593
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser A, RB
     5.500%, 11/01/06                               525          576
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser A, RB,
     Callable 11/01/07 @ 100
     5.000%, 11/01/10                             1,000        1,051
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser C, RB,
     Callable 10/01/02 @ 102
     5.900%, 10/01/04                               305          332
   Private Colleges & Universities
     Facilities Authority, Mercer
     University Project, RB (MBIA)
     6.400%, 11/01/11                               500          595
   Private Colleges & Universities
     Facilities Authority, Spelman
     College Project, RB (FGIC)
     6.000%, 06/01/09                               475          528
   Putnam County, School District,
     GO, Callable 2/01/08 @ 102
     4.500%, 02/01/12                               930          940
   Richmond County, Water & Sewer
     Revenue, Ser A, RB, Callable
     10/01/06 @ 102 (FGIC)
     5.125%, 10/01/17                             1,000        1,020

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Georgia--continued
   Rockdale County, School
     District, RB, Prerefunded
     01/01/99 @ 102 (F)
     6.400%, 01/01/05                        $      150   $      153
   Savannah, Hospital Authority,
     St. Josephs/Candler
     Health System, Ser B, RB,
     Callable 01/01/09 @ 101
     5.250%, 07/01/12                             1,040        1,092
   Savannah, Water & Sewer
     Revenue, ETM, RB (F)
     6.450%, 12/01/04                             1,000        1,135
   Smyrna, Development
     Authority, RB
     5.600%, 02/01/20                               735          803
   State GO, Ser C
     6.500%, 04/01/08                             1,000        1,181
     6.250%, 08/01/08                             1,360        1,587
   State Housing & Financial
     Authority, Single Family
     Mortgage, Ser B, Sub-ser B-1,
     Callable 06/01/05 @ 102, RB
     5.550%, 12/01/07                               550          586
   State Housing & Financial
     Authority, Single Family
     Mortgage, Ser B, Sub-ser B-1,
     Callable 06/01/06 @ 102,
     RB (FHA)
     5.550%, 12/01/10                               325          343
     5.600%, 12/01/11                               450          475
   State Housing & Financial Authority,
     Single Family Mortgage, Ser C,
     Sub-ser C-1, Callable
     12/01/07 @ 101.50, RB
     5.550%, 12/01/16                               500          525
   State Municipal Electric
     Authority, ETM, RB, Callable
     01/12/98 @ 101 (F)
     8.000%, 01/01/15                               465          625

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Georgia--continued
   State, Ser C, GO
     5.750%, 09/01/08                        $    2,000   $    2,259
   State, Tollway Authority,
     Georgia 400 Project, RB
     5.000%, 07/01/09                             1,280        1,359
   Upper Oconee Basin, Water
     Authority, RB, Callable
     07/01/08 @ 102 (FGIC)
     5.000%, 07/01/12                               500          518
   Vidalia, Water & Sewer
     Revenue, ETM, RB (F)
     6.000%, 07/01/07                               605          687
   Walker County, School District, GO
     5.000%, 02/01/03                             1,000        1,045
   Walker, Dade & Catoosa Counties,
     Hutchinson Medical, Ser A, RB,
     Callable 10/01/07 @ 102 (FSA)
     5.500%, 10/01/08                             1,370        1,495
                                                          ----------
                                                              80,542
                                                          ----------
Total Municipal Bonds
     (Cost $77,136)                                           80,542
                                                          ----------
Cash Equivalents (6.2%)
   AIM Management Institutional
     Tax-Free Portfolio (C)                       1,783        1,783
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio (C)                       3,627        3,627
                                                          ----------
Total Cash Equivalents
     (Cost $5,410)                                             5,410
                                                          ----------
Total Investments (98.8%)
   (Cost $82,546)                                             85,952
                                                          ----------
Other Assets and Liabilities, Net (1.2%)                       1,004
                                                          ----------

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based on
   7,235,478 outstanding shares of
   beneficial interest                                    $   71,175
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   329,926 outstanding shares of
   beneficial interest                                         3,202
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   908,236 outstanding shares of
   beneficial interest                                         8,984
Accumulated net realized gain
   on investments                                                189
Net unrealized appreciation on investments                     3,406
                                                          ----------
Total Net Assets 100.0%                                   $   86,956
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    10.26
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    10.28
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($10.28 / 96.25%)                      $    10.68
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    10.26
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Investment Grade Bond Fund
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
U.S. Treasury Obligations (17.3%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                        $   46,250   $   57,912
     8.125%, 08/15/19                            62,000       83,430
   U.S. Treasury Note
     5.625%, 12/31/02                             6,815        7,047
                                                          ----------
Total U.S. Treasury Obligations
     (Cost $127,000)                                         148,389
                                                          ----------
Corporate Obligations (49.2%)
Finance (30.6%)
   Bank of Boston
     6.625%, 12/01/05                             2,500        2,606
   Bear Stearns
     6.250%, 07/15/05                             9,500        9,286
   Capital One
     6.530%, 11/26/99                            14,500       14,609
   Conseco
     6.800%, 06/15/05                            11,450       10,992
     6.400%, 06/15/11                            11,500       11,716
   Countrywide Home Loan, MTN
     6.510%, 02/11/05                            23,300       23,329
   Finova Capital
     6.250%, 11/01/02                            11,625       11,640
   Ford Motor Credit
     6.500%, 02/28/02                            23,500       24,234
   Great Western Financial
     8.600%, 02/01/02                             9,800       10,547
   Homeside Lending, MTN
     6.875%, 05/15/00                            10,235       10,440
   Household Finance
     6.500%, 11/15/08                             7,000        7,219
   Liberty Property, MTN
     6.600%, 06/05/02                            12,000       12,285
   Merrill Lynch
     6.875%, 11/15/18                             8,500        8,925
   Merrill Lynch, MTN
     6.060%, 10/15/01                            24,200       24,472

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Finance--continued
   Morgan Stanley, MTN
     6.090%, 03/09/01                        $   12,000   $   12,105
   Provident
     7.000%, 07/15/18                            16,500       16,087
   Salomon
     7.300%, 05/15/02                            20,000       20,850
   Salomon Smith Barney
     6.250%, 01/15/05                            20,000       20,075
   Sprint Capital
     6.125%, 11/15/08                            11,625       11,814
                                                          ----------
                                                             263,231
                                                          ----------
Industrial (18.6%)
   American Home Products
     7.900%, 02/15/05                            21,300       23,936
   Bausch & Lomb
     6.150%, 08/01/01                            12,000       12,090
     6.750%, 12/15/04                            11,800       12,464
   Dillards
     6.430%, 08/01/04                            27,000       27,877
   Ikon Capital, MTN
     6.730%, 06/15/01                            13,000       13,357
   Philip Morris
     7.250%, 09/15/01                            24,500       25,603
     7.500%, 04/01/04                            14,500       15,406
   Praxair
     6.900%, 11/01/06                            17,725       18,301
   Western Resources
     6.250%, 08/15/03                            11,000       11,110
                                                          ----------
                                                             160,144
                                                          ----------
Total Corporate Obligations
     (Cost $416,082)                                         423,375
                                                          ----------
U.S. Government Agency Obligations (31.7%)
   FHLMC
     8.000%, 06/01/02                             2,755        2,818
     7.500%, 09/01/03                             8,911        9,101
     5.125%, 10/15/08                            23,250       22,921

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
U.S. Government Agency Obligations--continued
   FNMA
     7.000%, 10/01/03                        $   31,664   $   32,338
   GNMA
     8.000%, 12/15/22                           107,000      111,414
   GNMA TBA
     7.000%, 11/19/28                            92,000       94,156
                                                          ----------
Total U.S. Government Agency Obligations
     (Cost $271,864)                                         272,748
                                                          ----------
Repurchase Agreements (12.0%)
   Deutsche Bank
     5.25%, dated 11/30/98, matures
     12/01/98, repurchase price
     $81,903,788 (collateralized
     by various U.S. Treasury
     obligations: total market
     value $83,530,365) (H)                      81,892       81,892
   Greenwich
     5.25%, dated 11/30/98, matures
     12/01/98, repurchase price
     $9,230,101 (collateralized
     by U.S. Treasury Notes: total
     market value $9,418,466) (H)                 9,229        9,229
   SBC Warburg
     5.25%, dated 11/30/98, matures
     12/01/98, repurchase price
     $11,836,750 (collateralized
     by various U.S. Treasury
     obligations: total market
     value $12,073,446) (H)                      11,835       11,835
                                                          ----------
Total Repurchase Agreements
     (Cost $102,956)                                         102,956
                                                          ----------
Total Investments (110.2%)
   (Cost $917,902)                                           947,468
                                                          ----------

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Other Assets and Liabilities, Net (-10.2%)
   Securities Purchased Payable                           $  (94,214)
   Other Assets and Liabilities, Net                           6,551
                                                          ----------
Total Other Assets and Liabilities                           (87,663)
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based on
   73,909,486 outstanding shares of
   beneficial interest                                       765,861
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 3,044,362 outstanding shares of
   beneficial interest                                        31,977
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 1,629,615 outstanding shares of
   beneficial interest                                        17,197
Accumulated net realized gain
   on investments                                             15,204
Net unrealized appreciation on investments                    29,566
                                                          ----------
Total Net Assets 100.0%                                   $  859,805
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    10.94
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    10.94
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($10.94 / 96.25%)                      $    11.37
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    10.95
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Investment Grade Tax-Exempt Bond Fund
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Municipal Bonds (96.1%)
Alabama (1.1%)
   State Docks Department,
     Docks Facility, RB (MBIA)
     5.250%, 10/01/00                        $    1,000   $    1,031
     5.250%, 10/01/01                             1,000        1,041
                                                          ----------
                                                               2,072
                                                          ----------
Arizona (5.4%)
   Maricopa County, School District
     No. 69, Paradise Valley, GO,
     Callable 07/01/08 @ 101 (FSA)
     5.250%, 07/01/11                             1,000        1,067
   Maricopa County, School District
     No. 80, Chandler, GO, Partially
     Prerefunded 07/01/01 @ 101
     (FGIC) (F)
     6.400%, 07/01/10                             3,050        3,263
   Mesa, Industrial Development
     Authority, Lutheran Health
     System, Ser A-1, GO (MBIA)
     4.000%, 01/01/01                             2,740        2,759
   Phoenix, Ser A, GO
     5.400%, 07/01/07                             1,000        1,096
   State, Transportation Board,
     Maricopa County Regional
     Area Roads, Ser A, RB (Ambac)
     5.200%, 07/01/00                             2,000        2,056
                                                          ----------
                                                              10,241
                                                          ----------
California (4.5%)
   Los Angeles, Department of Water
     and Power, RB, Callable
     10/15/08 @ 101 (MBIA)
     5.500%, 10/15/12                             5,630        6,168
   Orange County, Loma Ridge Data
     Center Project, COP, Prefunded
     06/01/19 @ 100 (AMBAC) (F)
     6.000%, 06/01/21                             2,075        2,367
                                                          ----------
                                                               8,535
                                                          ----------

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Colorado (1.1%)
   Larimer County, School District,
     GO No. R1 Poudre, Callable
     12/15/08 @ 100
     5.500%, 12/15/13                        $    2,000   $    2,132
                                                          ----------
District of Columbia (1.1%)
   District of Columbia, American
     College Obstetricians, RB,
     Callable 8/15/01 @ 102 (AMBAC)
     6.500%, 08/15/18                             1,930        2,092
                                                          ----------
Florida (8.5%)
   Miami-Dade County,
     School District, GO (FSA)
     5.375%, 08/01/12                             5,000        5,443
   Orange County, State Health
     Facilities Authority, Orlando
     Regional Healthcare, RB (MBIA)
     6.250%, 10/01/13                             1,000        1,172
   Reedy Creek, GO, Callable
     06/01/08 @ 100 (MBIA)
     5.250%, 06/01/13                             1,405        1,477
   State, Board of Education,
     Capital Outlay, Ser C, GO,
     Callable 06/01/03 @ 101
     5.700%, 06/01/11                             4,000        4,311
   State, Finance Department,
     General Services, Environmental
     Protection, Preservation 2000,
     Ser B, RB Callable
     07/01/08 @ 101 (FSA)
     5.250%, 07/01/12                             3,500        3,704
                                                          ----------
                                                              16,107
                                                          ----------
Georgia (1.3%)
   Macon, Water Authority, RB,
     Callable 10/01/08 @ 102
     5.250%, 10/01/13                             1,000        1,051

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Georgia--continued
   State, Municipal Electric Authority,
     Ser B, RB (FGIC)
     6.250%, 01/01/12                        $    1,150   $    1,331
                                                          ----------
                                                               2,382
                                                          ----------
Illinois (11.9%)
   Chicago, Midway Airport,
     Ser C, RB (MBIA)
     5.500%, 01/01/13                             2,380        2,577
     5.500%, 01/01/14                             2,520        2,725
   State, Financial Authority,
     Provena Health, Ser A, RB,
     Callable 05/15/08 @ 101 (MBIA)
     5.500%, 05/15/11                             2,500        2,673
   State, Health Facilities Authority,
     Hospice Sisters Services, Ser A,
     RB, Callable 06/01/08 @ 101
     (MBIA)
     5.250%, 06/01/11                             2,460        2,582
   State, Health Facilities Authority,
     Trinity Medical Center Project,
     RB, Callable 07/01/02 @ 102 (FSA)
     7.000%, 07/01/12                             5,000        5,591
   State, Regional Transportation
     Authority, RB (FGIC)
     6.000%, 06/01/15                             2,000        2,281
   State, Regional Transportation
     Authority, Ser A, RB, Callable
     06/01/02 @ 102 (AMBAC)
     6.500%, 06/01/15                             3,830        4,207
                                                          ----------
                                                              22,636
                                                          ----------
Indiana (2.4%)
   Indianapolis, Gas Utility, Ser A,
     RB, Callable 08/15/08 @ 100
     (AMBAC)
     5.250%, 08/15/12                             3,000        3,132

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Indiana--continued
   Purdue University, Student Fee,
     Ser P, RB
     5.250%, 07/01/14                        $    1,260   $    1,334
                                                          ----------
                                                               4,466
                                                          ----------
Louisiana (1.5%)
   Jefferson,  West Jefferson Medical
     Center, Ser A, RB (FSA)
     5.000%, 01/01/08                               755          789
     5.250%, 01/01/09                             1,870        1,989
                                                          ----------
                                                               2,778
                                                          ----------
Maryland (2.2%)
   Baltimore, Metropolitan District,
     GO, Callable 07/01/02 @ 102
     5.900%, 07/01/04                             1,000        1,085
   Baltimore, Water Project, Ser A, RB,
     Callable 07/01/06 @ 101 (FGIC)
     5.800%, 07/01/15                             2,800        3,050
                                                          ----------
                                                               4,135
                                                          ----------
Massachusetts (0.7%)
   Boston, City Hospital Project, RB,
     Prerefunded 08/15/98 @ 100
     (FHA) (F)
     7.650%, 02/15/10                             1,260        1,370
                                                          ----------
Minnesota (0.6%)
   Minneapolis, Special School District
     No 001,Ser A,COP, Callable
     02/01/06 @ 100 (MBIA)
     5.700%, 02/01/09                             1,000        1,084
                                                          ----------
Missouri (1.6%)
   St. Louis, Water Utility
     Improvements, RB, Callable
     07/01/04 @ 102 (FGIC)
     5.950%, 07/01/06                             1,170        1,298

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Investment Grade Tax-Exempt Bond Fund--continued
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Missouri--continued
   State, Health & Educational
     Facilities Authority, Health Care
     Projects, Ser B, ETM, RB, Callable
     06/01/00 @ 102 (MBIA) (F)
     7.000%, 06/01/05                        $    1,500   $    1,663
                                                          ----------
                                                               2,961
                                                          ----------
New Jersey (0.9%)
   State, Health Care Facilities
     Financing Authority, Cathedral
     Health Services,
     RB (MBIA) (FHA)
     5.500%, 02/01/11                             1,605        1,740
                                                          ----------
New York (11.4%)
   New York, Ser F, GO, Callable
     08/01/06 @ 101.5
     5.900%, 08/01/09                             5,150        5,633
   New York, Ser H, GO, Callable
     08/01/08 @ 101 (FSA)
     5.500%, 08/01/13                             3,000        3,221
   New York, Ser J, GO, Callable
     08/01/08 @ 101
     5.375%, 08/01/13                             3,800        3,966
   Oneida-Herkimer, Solid Waste
     Management Authority, RB (FSA)
     5.500%, 04/01/14                             1,285        1,392
   State, Dormitory Authority, RB,
     Callable 07/01/14 @ 100 (FSA)
     5.750%, 07/01/18                             1,800        2,018
   State, Dormitory Authority,
     Ser A, RB (AMBAC)
     6.000%, 07/01/10                             1,550        1,776
     5.750%, 07/01/13                             1,000        1,122
   State, Dormitory Authority,
     Ser A, RB (FGIC-TCRS)
     5.750%, 07/01/07                             1,000        1,109

--------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
New York--continued
   State, Dormitory Authority,
     Ser A, RB (MBIA)
     5.750%, 07/01/13                        $    1,300   $    1,459
                                                          ----------
                                                              21,696
                                                          ----------
North Carolina (1.4%)
   State, Medical Care Community
     Hospital, Mercy Hospital
     Project, ETM, RB, Callable
     08/01/02 @ 102 (F)
     6.500%, 08/01/15                             1,000        1,106
   State, Medical Care Community
     Hospital, Rex Hospital
     Project, RB
     5.100%, 06/01/00                             1,500        1,535
                                                          ----------
                                                               2,641
                                                          ----------
Ohio (0.9%)
   Cleveland, City School District,
     Ser A, GO, Callable
     12/01/02 @ 102 (FGIC)
     5.875%, 12/01/11                             1,650        1,792
                                                          ----------
Pennsylvania (8.7%)
   Allegheny County, Hospital
     Development Authority,
     Ohio Valley General, RB, Callable
     04/01/03  @ 100 (MBIA)
     5.875%, 04/01/11                             1,500        1,602
   Allegheny County, Pittsburgh
     International Airport,
     Ser A, RB (MBIA)
     5.750%, 01/01/11                             2,500        2,789
   Berks County, GO, Callable
     11/15/02 @ 100 (FGIC)
     5.750%, 11/15/12                             2,255        2,402
   Spring Ford, School District, GO,
     Prerefunded 02/01/04 @ 102.5
     (AMBAC)
     6.500%, 02/01/18                             6,260        7,137

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Pennsylvania--continued
   State, University of Pennsylvania,
     Health Services, Ser A, RB,
     Callable 07/01/08 @ 100 (MBIA)
     5.250%, 01/01/12                        $    2,450   $    2,570
                                                          ----------
                                                              16,500
                                                          ----------
South Dakota (3.8%)
   State, Health & Educational
     Facility Authority, St. Lukes
     Midland Regional Medical, RB,
     Callable 07/01/01 @ 102 (MBIA)
     6.625%, 07/01/11                             6,675        7,222
                                                          ----------
Tennessee (3.4%)
   Metropolitan Nashville Airport,
     Ser C, RB, Callable
     07/01/01 @ 102 (FGIC)
     6.600%, 07/01/15                             3,900        4,227
   Shelby County, GO, Prerefunded
     12/01/00 @ 102 (G)
     6.250%, 12/01/09                             2,000        2,146
                                                          ----------
                                                               6,373
                                                          ----------
Texas (5.6%)
   Amarillo, Health Facilities
     Corporation, Baptist Saint
     Anthonys Hospital, RB (FSA)
     5.500%, 01/01/13                             1,000        1,078
   Lamar, School District, GO,
     Callable 02/15/08 @ 100
     5.250%, 02/15/12                             2,750        2,876
   North Central, Health Facility
     Development, Health Resources
     System, Ser B, RB, Callable
     02/15/08 @ 102 (MBIA)
     5.750%, 02/15/13                             2,120        2,327
   San Antonio, Electric & Gas,
     Ser A, RB, Callable
     02/01/09 @ 101
     5.250%, 02/01/13                             2,000        2,098

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Texas--continued
   Travis County, GO, Callable
     03/01/08 @ 100
     5.000%, 03/01/09                        $    2,055   $    2,162
                                                          ----------
                                                              10,541
                                                          ----------
Utah (5.5%)
   State, Intermountain Power
     Agency, Power Supply,
     Ser A, RB, Callable
     07/01/08 @ 101 (MBIA)
     5.250%, 07/01/12                             5,000        5,244
   State, Intermountain Power
     Agency, Power Supply,
     Ser E, RB (FSA)
     6.250%, 07/01/08                             3,000        3,461
     6.250%, 07/01/09                             1,545        1,786
                                                          ----------
                                                              10,491
                                                          ----------
Washington (7.3%)
   King County, School District
     No 415, GO, Callable
     12/01/08 @ 100 (FGIC)
     5.250%, 12/01/12                             2,505        2,632
     5.250%, 12/01/13                             1,250        1,306
   Spokane County, School
     District No 356, Ser A, GO,
     Callable 06/01/08 @ 100 (FGIC)
     5.250%, 12/01/12                             1,740        1,829
   State, Health Care Facilities,
     Swedish Health Systems,
     RB, Callable 11/15/08 @ 101
     (AMBAC)
     5.500%, 11/15/12                             2,000        2,150
   State, Ser B, GO, Callable
     05/01/04 @ 100
     5.750%, 05/01/14                             5,600        6,017
                                                          ----------
                                                              13,934
                                                          ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Investment Grade Tax-Exempt Bond Fund--concluded
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
West Virginia (1.1%)
   West Virginia University,
     University Projects,
     Ser A, RB (MBIA)
     5.500%, 04/01/13                        $    1,000   $    1,082
     5.500%, 04/01/14                             1,000        1,080
                                                          ----------
                                                               2,162
                                                          ----------
Wisconsin (2.2%)
   State, Health & Elderly Facility,
     Childrens Hospital of
     Wisconsin, RB (AMBAC)
     5.625%, 02/15/13                             2,690        2,925
     5.625%, 02/15/14                             1,250        1,358
                                                          ----------
                                                               4,283
                                                          ----------
Total Municipal Bonds
     (Cost $178,572)                                         182,366
                                                          ----------
Repurchase Agreement (1.7%)
   Deutsche Bank
     5.25%, dated 11/30/98, matures
     12/01/98, repurchase price
     $3,287,076 (collateralized by
     U.S. Treasury Bond: market
     value $3,353,008) (H)                        3,287        3,287
                                                          ----------
Total Repurchase Agreement
     (Cost $3,287)                                             3,287
                                                          ----------
Cash Equivalents (8.0%)
   AIM Management Institutional
     Tax-Free Portfolio (C)                       9,087        9,087
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio (C)                       6,046        6,046
                                                          ----------
Total Cash Equivalents
     (Cost $15,133)                                           15,133
                                                          ----------
Total Investments (105.8%)
   (Cost $196,992)                                           200,786
                                                          ----------

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Other Assets and Liabilities, Net (-5.8%)
   Securities Purchased Payable                           $  (13,006)
   Other Assets and Liabilities, Net                           2,027
                                                          ----------
Total Other Assets and Liabilities                           (10,979)
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based on
   13,212,590 outstanding shares of
   beneficial interest                                       146,373
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   2,296,760 outstanding shares of
   beneficial interest                                        24,304
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   809,368 outstanding shares of
   beneficial interest                                         9,184
Accumulated net realized gain
   on investments                                              6,152
Net unrealized appreciation on investments                     3,794
                                                          ----------
Total Net Assets 100.0%                                   $  189,807
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    11.63
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    11.64
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($11.64 / 96.25%)                      $    12.09
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    11.63
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited
Limited-Term Federal Mortgage Securities Fund
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
U.S. Treasury Obligations (10.1%)
   U.S. Treasury Notes
     6.375%, 05/15/00                        $    1,000   $    1,024
     6.250%, 10/31/01                             5,000        5,214
     6.250%, 02/15/03                             5,000        5,293
     5.750%, 08/15/03                             3,000        3,135
                                                          ----------
Total U.S. Treasury Obligations
(Cost $14,802)                                                14,666
                                                          ----------
U.S. Agency Mortgage-Backed Obligations (88.4%)
   FHLMC
  8.000%, 06/01/02                                  393          403
  7.000%, 10/01/02                                2,996        3,025
  8.000%, 12/01/02                                1,583        1,613
  7.000%, 03/01/04                                8,747        8,923
  6.500%, 06/01/13                               10,087       10,236
FHLMC REMIC, Ser 1614-H
  6.000%, 06/15/20                                4,550        4,575
FHLMC REMIC, Ser 1624-KC
  6.000%, 06/15/08                               11,084       11,214
FHLMC REMIC, Ser 1666-E
  6.000%, 12/15/19                                5,000        5,032
FHLMC REMIC, Ser 29-Q
  7.500%, 06/25/20                               15,000       15,415
FNMA
  7.000%, 10/01/03                                8,795        8,983
  7.000%, 03/01/04                                9,639        9,844
  8.500%, 04/01/17                                  702          739
FNMA REMIC, Ser 1993-206G
  6.000%, 04/25/19                               11,000       10,989
FNMA REMIC, Ser 1993-223PH
  6.050%, 10/25/22                                5,375        5,394
GNMA
  9.000%, 11/15/17                                  916          984
  8.000%, 12/15/22                               20,000       20,825
GNMA TBA
  7.000%, 11/19/28                               10,000       10,234
                                                          ----------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $127,138)                                         128,428
                                                          ----------

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Repurchase Agreement (8.3%)
   Morgan Stanley
     5.40%, dated 11/30/98, matures
     12/01/98, repurchase price
     $12,130,419 (collateralized
     by FHLMC and FNMA
obligations: total market
value $12,653,317) (H)                       $   12,129   $   12,129
                                                          ----------
Total Repurchase Agreement
     (Cost $12,129)                                           12,129
                                                          ----------
Total Investments (106.8%)
   (Cost $154,069)                                           155,223
                                                          ----------
Other Assets and Liabilities, Net (-6.8%)
   Securities Purchased Payable                              (10,241)
   Other Assets and Liabilities, Net                             369
                                                          ----------
Total Other Assets and Liabilities                            (9,872)
                                                          ----------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based on
   13,798,375 outstanding shares of
   beneficial interest                                       138,487
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   229,800 outstanding shares of
   beneficial interest                                         2,306
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 160,747 outstanding shares of
   beneficial interest                                         1,628
Overdistributed net investment income                             (3)
Accumulated net realized gain
   on investments                                              1,779
Net unrealized appreciation on investments                     1,154
                                                          ----------
Total Net Assets 100.0%                                   $  145,351
                                                          ==========

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Limited-Term Federal Mortgage Securities Fund--concluded
---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    10.24
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    10.23
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($10.23 / 97.50%)                      $    10.49
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    10.25
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited
Short-Term Bond Fund
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
U.S. Treasury Obligations (33.6%)
   U.S. Treasury Notes
     5.500%, 02/28/99                        $    4,750   $    4,761
     6.250%, 05/31/99                             7,000        7,055
     5.875%, 07/31/99                             5,000        5,037
     5.625%, 10/31/99                             3,000        3,025
     6.375%, 09/30/01                             3,000        3,135
     7.500%, 11/15/01                             9,000        9,700
     7.875%, 11/15/04                             5,000        5,799
   U.S. Treasury STRIPS
     0.000%, 08/15/03                             1,250        1,008
     0.000%, 11/15/04                             8,000        6,042
                                                          ----------
Total U.S. Treasury Obligations
     (Cost $44,805)                                           45,562
                                                          ----------
Corporate Obligations (47.6%)
Finance (21.7%)
   American Express
     8.500%, 08/15/01                               770          834
     6.750%, 06/23/04                             3,000        3,184
   American General
     5.900%, 01/15/03                             2,000        2,017
     6.250%, 03/15/03                             1,100        1,123
   Associates Corp, MTN
     7.080%, 04/15/03                             1,500        1,594
   Associates Corp
     6.450%, 10/15/01                             1,750        1,796
   Bankers Trust New York
     6.625%, 07/30/99                             2,250        2,258
   Beneficial, MTN
     6.490%, 09/27/00                             1,000        1,015
   Chrysler Financial
     9.500%, 12/15/99                             1,000        1,041
   Dean Witter, Discover, MTN
     6.000%, 02/08/01                             1,000        1,019
   First Chicago NBD, MTN
     6.500%, 11/01/01                             2,250        2,323

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Finance--continued
   Ford Motor Credit
     6.500%, 02/28/02                        $      725   $      748
     6.000%, 01/14/03                             2,000        2,045
   GMAC
     5.750%, 11/10/03                             1,250        1,256
   Household Finance
     6.250%, 08/15/03                             2,000        2,042
   International Lease, MTN
     5.500%, 09/29/03                             2,000        1,977
   National City
     6.750%, 06/01/29                             2,000        2,015
   Norwest Financial
     7.200%, 04/01/04                             1,000        1,083
                                                          ----------
                                                              29,370
                                                          ----------
Industrial (21.5%)
   Clark Equipment
     9.750%, 03/01/01                             1,750        1,901
   Computer Associates
     6.375%, 04/15/05                             2,300        2,260
   Dayton Hudson
     6.800%, 10/01/01                             2,250        2,323
     5.950%, 06/15/10                               500          504
   General Foods
     6.000%, 06/15/01                               500          498
   IBM, MTN
     5.800%, 05/15/01                             1,250        1,270
   Philip Morris
     7.500%, 01/15/02                             1,250        1,319
   RJR Nabisco
     6.800%, 09/01/01                             1,500        1,543
   Sears Roebuck Acceptance, MTN
     6.920%, 06/17/04                             2,250        2,416
   Tenneco
     10.075%, 02/01/01                            3,000        3,285
   TRW, MTN
     9.000%, 02/09/01                             1,000        1,078

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Short-Term Bond Fund--concluded
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
Industrial--continued
   Union Pacific
     7.060%, 05/15/03                        $    1,500   $    1,607
   USAA, Cl B, MTN
     8.880%, 09/21/99                             2,000        2,054
   Wal-Mart
     5.850%, 06/01/18                             3,000        3,030
   Walt Disney Euro, MTN
     6.250%, 06/21/99                             1,500        1,510
   Walt Disney, MTN
     5.600%, 01/13/00                             2,500        2,513
                                                          ----------
                                                              29,111
                                                          ----------
Utilities (4.5%)
   Bellsouth Savings
     9.125%, 07/01/03                             1,639        1,794
   Indiana & Michigan Power, MTN
     6.400%, 03/01/00                             2,250        2,284
   NYNEX Credit, MTN
     6.900%, 06/15/99                             2,000        2,016
                                                          ----------
                                                               6,094
                                                          ----------
Total Corporate Obligations
     (Cost $63,231)                                           64,575
                                                          ----------
U.S. Agency Mortgage-Backed
   Obligations (4.2%)
   FHLB
     5.510%, 02/06/01                             2,750        2,785
   FHLMC
     8.000%, 01/01/00                               354          364
5.375%, 04/13/00                                  1,000        1,010
     6.500%, 12/01/00                             1,540        1,562
   FNMA
     8.500%, 11/01/01                                20           21
                                                          ----------
Total U.S. Agency Mortgage-
Backed Obligations
(Cost $5,644)                                                  5,742
                                                          ----------

---------------------------------------------------------------------
                                      Face Amount (000)/
                                            Shares        Value (000)
---------------------------------------------------------------------
Asset-Backed Securities (13.2%)
   Arcadia Auto Receivables Trust,
     Ser 1997-B, Cl A3
     6.300%, 07/16/01                        $    2,411   $    2,423
   Discover Card Master Trust,
     Ser 1997-2, Cl A
     6.792%, 04/16/10                             3,000        3,005
   Metris Master Trust,
     Ser 1997-1, Cl A
     6.870%, 10/20/05                             2,000        2,066
   Money Store Home
     Equity Trust, Cl B
     6.290%, 01/15/06                             3,214        3,210
     6.415%, 04/15/10                               973          972
   SLMA, Cl A
     5.135%, 04/25/04                               670          664
     5.050%, 10/25/04                             1,469        1,468
     4.598%, 04/25/06                             4,091        4,035
                                                          ----------
Total Asset-Backed Securities
     (Cost $17,790)                                           17,843
                                                          ----------
Cash Equivalent (2.2%)
   SEI Daily Income Trust Prime
     Obligation Portfolio (C)                     2,935        2,935
                                                          ----------
Total Cash Equivalent
     (Cost $2,935)                                             2,935
                                                          ----------
Total Investments (100.8%)
   (Cost $134,405)                                           136,657
                                                          ----------
Other Assets and Liabilities, Net (-0.8%)                     (1,038)

--------------------------------------------------------------------------------
                                                                       Unaudited
---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based on
   12,951,587 outstanding shares of
   beneficial interest                                    $  129,246
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 179,890 outstanding
   shares of beneficial interest                               1,797
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 189,651 outstanding shares of
   beneficial interest                                         1,905
Accumulated net realized gain
   on investments                                                419
Net unrealized appreciation
   on investments                                              2,252
                                                          ----------
Total Net Assets 100.0%                                   $  135,619
                                                          ==========

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    10.18
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    10.20
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($10.20 / 98.00%)                      $    10.41
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    10.20
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Short-Term U.S. Treasury Securities Fund
---------------------------------------------------------------------
                                      Face Amount (000)/
                                             Shares       Value (000)
---------------------------------------------------------------------
U.S. Treasury Obligations (95.9%)
   U.S. Treasury Notes
     6.000%, 08/15/99                        $    2,500   $    2,522
     5.875%, 11/15/99                             2,000        2,022
     5.625%, 11/30/99                            13,500       13,624
     5.875%, 02/15/00                             2,250        2,282
     6.875%, 03/31/00                             1,250        1,285
     6.125%, 07/31/00                             2,250        2,304
     5.750%, 10/31/00                             2,000        2,042
     5.375%, 02/15/01                            12,800       13,008
     6.250%, 10/31/01                             3,000        3,128
     7.500%, 11/15/01                             7,500        8,084
                                                          ----------
Total U.S. Treasury Obligations
     (Cost $49,699)                                           50,301
                                                          ----------
Cash Equivalent (1.1%)
   SEI Daily Income Trust
     Treasury II Portfolio (C)                      567          567
                                                          ----------
Total Cash Equivalent
     (Cost $567)                                                 567
                                                          ----------
Total Investments (97.0%)
   (Cost $50,266)                                             50,868
                                                          ----------
Other Assets and Liabilities, Net (3.0%)                       1,570
                                                          ----------

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based on
   4,681,290 outstanding shares of
   beneficial interest                                    $   46,713
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   300,666 outstanding shares of
   beneficial interest                                         3,064
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   228,085 outstanding shares of
   beneficial interest                                         2,282
Accumulated net realized loss
   on investments                                               (223)
Net unrealized appreciation on investments                       602
                                                          ----------
Total Net Assets 100.0%                                   $   52,438
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    10.07
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    10.07
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($10.07 / 99.00%)                      $    10.17
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    10.04
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited
U.S. Government Securities Fund
---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
U.S. Treasury Obligations (25.7%)
   U.S. Treasury Bonds
     7.750%, 11/30/99                        $      200   $      206
     7.250%, 05/15/16                             1,000        1,224
     6.875%, 08/15/25                             1,000        1,221
     6.000%, 02/15/26                             2,000        2,199
   U.S. Treasury Notes
     8.500%, 11/15/00                             1,000        1,072
     8.000%, 05/15/01                               200          215
     7.500%, 11/15/01                               200          216
     7.500%, 05/15/02                               750          816
     7.250%, 05/15/04                               500          560
     7.875%, 11/15/04                               275          319
     7.500%, 02/15/05                               500          573
     6.500%, 10/15/06                             2,000        2,215
     6.625%, 05/15/07                             1,050        1,179
     7.625%, 02/15/25                               400          530
                                                          ----------
Total U.S. Treasury Obligations
     (Cost $11,477)                                           12,545
                                                          ----------
U.S. Agency Mortgage-Backed Obligations (69.7%)
   FHLMC
     6.000%, 02/01/01                                74           75
     7.000%, 01/01/09                                81           83
     7.000%, 04/01/09                               149          153
     7.000%, 04/01/09                               118          121
     7.000%, 08/01/10                               592          606
     7.000%, 05/01/12                               843          863
     6.500%, 12/01/12                             1,493        1,517
   FHLMC REMIC, Ser 2039, Cl PC
     6.000%, 05/15/09                             1,000        1,001
   FNMA
     6.000%, 11/25/07                               815          825
     7.500%, 06/01/11                               613          631
     7.000%, 09/17/11                               901          923
     7.000%, 05/01/12                               811          830
     7.000%, 06/01/12                               732          749
     7.000%, 07/01/12                               790          809

---------------------------------------------------------------------
                                            Face Amount
                                               (000)      Value (000)
---------------------------------------------------------------------
   FNMA--continued
     7.000%, 10/25/16                        $      635   $      648
     6.500%, 07/01/18                             1,027        1,040
     6.290%, 08/01/18                             1,494        1,496
     6.500%, 08/01/18                               985          992
     7.500%, 04/01/27                               692          712
     6.000%, 03/01/28                             1,005          992
     6.500%, 03/01/28                               843          849
   FNMA REMIC, Ser 1990-143, Cl J
     8.750%, 12/25/20                                86           91
   FNMA REMIC, Ser 1993-156, Cl B
     6.500%, 04/25/18                               100          102
   FNMA REMIC, Ser 1996-68, Cl C
     6.500%, 08/18/18                             1,000        1,006
   FNMA REMIC, Ser 1996-9, Cl H
     6.500%, 11/25/13                             1,337        1,358
   FNMA REMIC, Ser 1997-34, Cl VC
     7.500%, 05/01/12                             1,000        1,031
   FNMA REMIC, Ser 1997-6, Cl H
     7.000%, 08/18/08                             1,058        1,102
   FNMA REMIC, Ser G93-40, Cl VC
     6.500%, 08/25/10                               261          260
   GNMA
     7.500%, 10/20/09                                47           48
     8.250%, 01/15/12                                66           69
     9.000%, 04/15/17                               297          316
     8.500%, 05/15/17                               695          736
    10.000%, 06/15/19                                 2            3
     7.500%, 05/15/22                               444          459
     7.000%, 11/15/22                               392          402
     8.000%, 02/15/23                                23           24
     8.500%, 03/15/23                                44           47
     7.500%, 04/15/23                               112          116
     7.500%, 09/15/23                               738          763
     6.500%, 10/15/23                               894          904
     7.000%, 01/15/24                               126          130
     7.500%, 04/15/24                               674          697
     7.000%, 06/15/24                               752          770

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

U.S. Government Securities Fund--concluded
--------------------------------------------------------------------------------
                                      Face Amount (000)/
                                            Shares        Value (000)
--------------------------------------------------------------------------------
   GNMA--continued
     8.000%, 08/15/24                        $       66   $       69
     8.000%, 09/15/24                                19           21
     8.000%, 10/15/24                                20           21
     8.000%, 11/15/24                                23           24
     8.500%, 12/15/24                                55           59
     8.500%, 02/15/25                                16           17
     7.000%, 12/15/25                               432          443
     6.500%, 02/15/28                               983          993
     6.500%, 05/20/28                             1,969        1,989
     6.500%, 09/15/28                             1,993        2,014
   GNMA REMIC, Ser 1995-6A, Cl E
     7.500%, 05/20/23                             1,000        1,021
   GNMA REMIC, Ser 1998-9, Cl D
     6.500%, 08/20/24                             1,000          999
                                                          ----------
Total U.S. Agency Mortgage-
   Backed Obligations
     (Cost $33,383)                                           34,019
                                                          ----------
Cash Equivalents (4.6%)
   SEI Daily Income Trust
     Government II Portfolio (C)                  2,228        2,228
   SEI Daily Income Trust
     Treasury II Portfolio (C)                       31           31
                                                          ----------
Total Cash Equivalents
     (Cost $2,259)                                             2,259
                                                          ----------
Total Investments (100.0%)
   (Cost $47,119)                                             48,823
                                                          ----------
Other Assets and Liabilities, Net (-0.0%)                         (9)
                                                          ----------

---------------------------------------------------------------------
                                                          Value (000)
---------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 3,872,118 outstanding shares of
   beneficial interest                                    $   39,731
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   287,783 outstanding shares of
   beneficial interest                                         2,924
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 432,416 outstanding shares of
   beneficial interest                                         4,463
Accumulated net realized loss
   on investments                                                 (8)
Net unrealized appreciation on investments                     1,704
                                                          ----------
Total Net Assets 100.0%                                   $   48,814
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                        $    10.63
                                                          ==========
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                           $    10.63
                                                          ==========
Maximum Offering Price Per Share --
   Investor Shares ($10.63 / 96.25%)                      $    11.04
                                                          ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                         $    10.63
                                                          ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 63.

--------------------------------------------------------------------------------
                                                                       Unaudited

                          Key to Abbreviations used in
                           the Statement of Net Assets

ADR         American Depository Receipt
AMBAC       Security insured by the American Municipal
            Bond Assurance Corporation
AMT         Alternative Minimum Tax
Cl          Class
COP         Certificate of Participation
CV          Convertible Security
ETM         Escrowed to Maturity
F           Foreign Registry Shares
FGIC        Security insured by the Financial Guaranty
            Insurance Company
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Security
            Assurance
GDR         Global Depository Receipt
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Security insured by the Municipal Bond
            Insurance Association
MTN         Medium Term Note
PFD         Preferred Stock
PLC         Public Limited Corporation
RB          Revenue Bond
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and
            Principal Security
STRYPES     Structured Yield Product Exchange Securities
TBA         To Be Announced (see Notes to
            Financial Statements)

TCRS        Transferrable Custodial Receipts
TRACES      Trust Automatic Common Exchange Securities
*           Non-income producing security
(A)         Zero Coupon Bond
(B)         Private Placement Security
(C)         Variable rate security. The rate reported on the
            Statement of Net Assets is the rate in effect on November 30, 1998.
(D)         Put and demand features exist requiring the
            issuer to repurchase the instrument prior to maturity.
(E)         Securities are held in connection with a letter
            of credit issued by a major bank.
(F)         Collateralized by U.S. government Securities
(G)         Collateralized by State and Local Government
            Securities
(H)         Tri-Party Repurchase Agreement

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  For The Period Ended November 30, 1998

                                                                                                          Capital
                                                                                         Balanced         Growth
                                                                                           Fund            Fund
                                                                                        ----------       ---------
                                                                                         06/01/98-       06/01/98-
                                                                                         11/30/98        11/30/98
                                                                                        ----------       ---------
Income:
   Interest Income .............................................................          $ 2,992        $  5,244
   Dividend Income .............................................................              751          10,870
   Less: Foreign Taxes Withheld ................................................               --              --
                                                                                          -------        --------
   Total Investment Income .....................................................            3,743          16,114
                                                                                          -------        --------
Expenses:
   Investment Advisory Fees ....................................................            1,104          10,871
   Less: Investment Advisory Fees Waived .......................................             (107)           (888)
   Administrator Fees ..........................................................               91             741
   Transfer Agent Fees -- Trust Shares .........................................                7              36
   Transfer Agent Fees -- Investor Shares ......................................                5              11
   Transfer Agent Fees -- Flex Shares ..........................................               17              66
   Transfer Agent Out of Pocket Fees ...........................................                8              73
   Printing Expenses ...........................................................               10             100
   Custody Fees ................................................................                2              19
   Professional Fees ...........................................................                4              42
   Trustee Fees ................................................................                2              16
   Registration Fees ...........................................................                2               8
   Distribution Fees -- Investor Shares ........................................               13             907
   Less: Distribution Fees Waived -- Investor Shares ...........................               (4)           (145)
   Distribution Fees -- Flex Shares ............................................              169             574
   Less: Distribution Fees Waived -- Flex Shares ...............................               (6)             --
   Insurance and Other Fees ....................................................                3              33
   Amortization of Deferred Organization Costs .................................               --              --
                                                                                          -------        --------
   Total Expenses ..............................................................            1,320          12,464
                                                                                          -------        --------
   Net Investment Income (Loss) ................................................            2,423           3,650
                                                                                          -------        --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .................................            4,002          54,281
   Net Realized Loss on Foreign Currency Transactions ..........................               --              --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency ...........               --              --
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........            5,744          64,689
                                                                                          -------        --------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ............................................................            9,746         118,970
                                                                                          -------        --------
   Net Increase (Decrease) in Net Assets from Operations .......................          $12,169        $122,620
                                                                                          =======        ========

* Commenced operations
Amounts designated as "--" are either $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                       Unaudited

                                                                                   Emerging        International  International
                                                                                    Markets           Equity         Equity
                                                                                  Equity Fund          Fund        Index Fund
                                                                                  -----------      -------------  -------------
                                                                                   06/01/98-         06/01/98-      06/01/98-
                                                                                   11/30/98          11/30/98       11/30/98
                                                                                  ----------       -------------  -------------
Income:
   Interest Income .............................................................    $    88          $  1,243        $   25
   Dividend Income .............................................................        461             5,528           487
   Less: Foreign Taxes Withheld ................................................        (38)             (309)           (7)
                                                                                    -------          --------       -------
   Total Investment Income .....................................................        511             6,462           505
                                                                                    -------          --------       -------
Expenses:
   Investment Advisory Fees ....................................................        185             3,819           272
   Less: Investment Advisory Fees Waived .......................................         (9)             (129)          (40)
   Administrator Fees ..........................................................         11               240            24
   Transfer Agent Fees -- Trust Shares .........................................          8                 9             7
   Transfer Agent Fees -- Investor Shares ......................................         --                 9             7
   Transfer Agent Fees -- Flex Shares ..........................................         --                15             7
   Transfer Agent Out of Pocket Fees ...........................................          1                20             3
   Printing Expenses ...........................................................          3                16             2
   Custody Fees ................................................................          5               510            35
   Professional Fees ...........................................................          1                10             2
   Trustee Fees ................................................................         --                 3            --
   Registration Fees ...........................................................         --                11            --
   Distribution Fees -- Investor Shares ........................................         --                25            11
   Less: Distribution Fees Waived -- Investor Shares ...........................         --                (2)           (1)
   Distribution Fees -- Flex Shares ............................................         --                93             5
   Less: Distribution Fees Waived -- Flex Shares ...............................         --                --            --
   Insurance and Other Fees ....................................................          7                 7             7
   Amortization of Deferred Organization Costs .................................         11                 1             2
                                                                                    -------          --------       -------
   Total Expenses ..............................................................        223             4,657           343
                                                                                    -------          --------       -------
   Net Investment Income (Loss) ................................................        288             1,805           162
                                                                                    -------          --------       -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .................................     (3,234)           (2,403)        7,424
   Net Realized Loss on Foreign Currency Transactions ..........................        (16)             (316)          (29)
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency ...........        (50)              (28)           15
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........     (2,919)          (72,911)       (6,436)
                                                                                    -------          --------       -------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ............................................................     (6,219)          (75,658)          974
                                                                                    -------          --------       -------
   Net Increase (Decrease) in Net Assets from Operations .......................    $(5,931)         $(73,853)      $ 1,136
                                                                                    =======           ========       =======


                                                                                   Mid-Cap           Small Cap     Small Cap
                                                                                   Equity             Equity        Growth
                                                                                    Fund               Fund       Stock Fund
                                                                                 ----------         ----------    ----------
                                                                                  06/01/98-          06/01/98-    10/08/98*-
                                                                                  11/30/98           11/30/98      11/30/98
                                                                                 ----------         ----------    ----------
Income:
   Interest Income .............................................................  $    560           $    296        $   10
   Dividend Income .............................................................       674              4,046             4
   Less: Foreign Taxes Withheld ................................................        --                 --            --
                                                                                  --------           --------        ------
   Total Investment Income .....................................................     1,234              4,342            14
                                                                                  --------           --------        ------
Expenses:
   Investment Advisory Fees ....................................................     1,944              2,031            12
   Less: Investment Advisory Fees Waived .......................................      (186)              (115)          (15)
   Administrator Fees ..........................................................       133                138             1
   Transfer Agent Fees -- Trust Shares .........................................         9                  8             2
   Transfer Agent Fees -- Investor Shares ......................................         3                 --            --
   Transfer Agent Fees -- Flex Shares ..........................................        17                 42             2
   Transfer Agent Out of Pocket Fees ...........................................        19                 15            11
   Printing Expenses ...........................................................        19                  6            --
   Custody Fees ................................................................        11                  3            --
   Professional Fees ...........................................................        11                  9            --
   Trustee Fees ................................................................         4                  3            --
   Registration Fees ...........................................................         4                 51            --
   Distribution Fees -- Investor Shares ........................................        47                 --            --
   Less: Distribution Fees Waived -- Investor Shares ...........................        (4)                --            --
   Distribution Fees -- Flex Shares ............................................        88                161            --
   Less: Distribution Fees Waived -- Flex Shares ...............................       (12)               (34)           --
   Insurance and Other Fees ....................................................         9                 --            --
   Amortization of Deferred Organization Costs .................................        --                  2            --
                                                                                  --------           --------        ------
   Total Expenses ..............................................................     2,116              2,320            13
                                                                                  --------           --------        ------
   Net Investment Income (Loss) ................................................      (882)             2,022             1
                                                                                  --------           --------        ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .................................   (18,675)           (15,216)           31
   Net Realized Loss on Foreign Currency Transactions ..........................        --                 --            --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency ...........        --                 --            --
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........   (13,698)           (61,471)        1,360
                                                                                  --------           --------        ------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ............................................................   (32,373)           (76,687)        1,391
                                                                                  --------           --------        ------
   Net Increase (Decrease) in Net Assets from Operations .......................  $(33,255)          $(74,665)       $1,392
                                                                                   ========          ========        ======

                                                                                               Sunbelt        Value
                                                                                               Equity         Income
                                                                                                Fund        Stock Fund
                                                                                              ---------     ----------
                                                                                              06/01/98-      06/01/98-
                                                                                              11/30/98       11/30/98
                                                                                              ---------     ----------
Income:
   Interest Income .............................................................            $     266       $   3,298
   Dividend Income .............................................................                  918          24,320
   Less: Foreign Taxes Withheld ................................................                   --              --
                                                                                            ---------       ---------
   Total Investment Income .....................................................                1,184          27,618
                                                                                            ---------       ---------
Expenses:
   Investment Advisory Fees ....................................................                2,220           7,800
   Less: Investment Advisory Fees Waived .......................................                 (230)             --
   Administrator Fees ..........................................................                  151             764
   Transfer Agent Fees -- Trust Shares .........................................                    6              10
   Transfer Agent Fees -- Investor Shares ......................................                    1              25
   Transfer Agent Fees -- Flex Shares ..........................................                   11              89
   Transfer Agent Out of Pocket Fees ...........................................                   30              93
   Printing Expenses ...........................................................                   38             126
   Custody Fees ................................................................                    8              32
   Professional Fees ...........................................................                   18              62
   Trustee Fees ................................................................                    6              19
   Registration Fees ...........................................................                   --              23
   Distribution Fees -- Investor Shares ........................................                   55             323
   Less: Distribution Fees Waived -- Investor Shares ...........................                   (4)             --
   Distribution Fees -- Flex Shares ............................................                   37             858
   Less: Distribution Fees Waived -- Flex Shares ...............................                   (9)             (4)
   Insurance and Other Fees ....................................................                   11              38
   Amortization of Deferred Organization Costs .................................                   --              --
                                                                                            ---------       ---------
   Total Expenses ..............................................................                2,349          10,258
                                                                                            ---------       ---------
   Net Investment Income (Loss) ................................................               (1,165)         17,360
                                                                                            ---------       ---------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .................................              (11,591)         92,567
   Net Realized Loss on Foreign Currency Transactions ..........................                   --              --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities in Foreign Currency ...........                   --              --
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........              (92,389)       (103,094)
                                                                                            ---------       ---------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ............................................................             (103,980)        (10,527)
                                                                                            ---------       ---------
   Net Increase (Decrease) in Net Assets from Operations .......................            $(105,145)      $   6,833
                                                                                            =========       =========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000) (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS For The Period Ended November 30, 1998


                                                                                  Florida         Georgia
                                                                                Tax-Exempt      Tax-Exempt
                                                                                 Bond Fund       Bond Fund
                                                                                ----------      ----------
                                                                                 06/01/98-       06/01/98-
                                                                                 11/30/98        11/30/98
                                                                                 ---------       ---------
Interest Income ......................................................             $2,615          $1,887
                                                                                   ------          ------
Expenses:
   Investment Advisory Fees ..........................................                368             269
   Less: Investment Advisory Fees Waived .............................                (54)            (44)
   Less: Contribution from Advisor ...................................                 --              --
   Administrator Fees ................................................                 44              32
   Transfer Agent Fees -- Trust Shares ...............................                  6               8
   Transfer Agent Fees -- Investor Shares ............................                  7               6
   Transfer Agent Fees -- Flex Shares ................................                  6               6
   Transfer Agent Out of Pocket Fees .................................                  4               2
   Printing Expenses .................................................                  3               2
   Custody Fees ......................................................                  1               1
   Professional Fees .................................................                  2               1
   Trustee Fees ......................................................                  1              --
   Registration Fees .................................................                  1               1
   Distribution Fees -- Investor Shares ..............................                  3               3
   Less: Distribution Fees Waived -- Investor Shares .................                 (3)             (3)
   Distribution Fees -- Flex Shares ..................................                 50              44
   Less: Distribution Fees Waived -- Flex Shares .....................                (20)            (17)
   Insurance and Other Fees ..........................................                  1               1
   Amortization of Deferred Organization Costs .......................                 --              --
                                                                                   ------          ------
   Total Expenses ....................................................                420             312
                                                                                   ------          ------
Net Investment Income ................................................              2,195           1,575
                                                                                   ------          ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .......................                765              59
   Net Change in Unrealized Appreciation
     on Investments ..................................................              1,115           1,142
                                                                                   ------          ------
   Total Net Realized and Unrealized Gain
     on Investments ..................................................              1,880           1,201
                                                                                   ------          ------
Net Increase in Net Assets from Operations ...........................             $4,075          $2,776
                                                                                   ======          ======

Amounts designated as "--" are either $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                       Unaudited


                                                                               Investment  Investment Grade       Limited-Term
                                                                               Grade Bond     Tax-Exempt        Federal Mortgage
                                                                                  Fund         Bond Fund         Securities Fund
                                                                               ----------  ----------------     ----------------
                                                                                06/01/98-      06/01/98-            06/01/98-
                                                                                11/30/98       11/30/98             11/30/98
                                                                               ----------  ----------------     ----------------
Interest Income ......................................................         $25,459          $4,245               $4,295
                                                                               -------          ------               ------
Expenses:
   Investment Advisory Fees ..........................................           3,138             687                  468
   Less: Investment Advisory Fees Waived .............................            (365)           (101)                 (73)
   Less: Contribution from Advisor ...................................              --              --                   --
   Administrator Fees ................................................             333              73                   56
   Transfer Agent Fees -- Trust Shares ...............................              22               7                    9
   Transfer Agent Fees -- Investor Shares ............................              11               4                    7
   Transfer Agent Fees -- Flex Shares ................................              12               9                    5
   Transfer Agent Out of Pocket Fees .................................              41               8                    3
   Printing Expenses .................................................              51              16                    5
   Custody Fees ......................................................              11               4                    2
   Professional Fees .................................................              25               6                    3
   Trustee Fees ......................................................               8               3                    1
   Registration Fees .................................................               4               1                    3
   Distribution Fees -- Investor Shares ..............................              72              59                    3
   Less: Distribution Fees Waived -- Investor Shares .................             (24)             (4)                  (3)
   Distribution Fees -- Flex Shares ..................................              77              45                    8
   Less: Distribution Fees Waived -- Flex Shares .....................             (20)            (14)                  (8)
   Insurance and Other Fees ..........................................              --               5                   --
   Amortization of Deferred Organization Costs .......................              --              --                    1
                                                                               -------          ------               ------
   Total Expenses ....................................................           3,396             808                  490
                                                                               -------          ------               ------
Net Investment Income ................................................          22,063           3,437                3,805
                                                                               -------          ------               ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .......................          17,097           2,647                1,519
   Net Change in Unrealized Appreciation
     on Investments ..................................................           5,256           1,096                  268
                                                                               -------          ------               ------
   Total Net Realized and Unrealized Gain
     on Investments ..................................................          22,353           3,743                1,787
                                                                               -------          ------               ------
Net Increase in Net Assets from Operations ...........................         $44,416          $7,180               $5,592
                                                                               =======          ======               ======

                                                                                                  Short-Term
                                                                                                  U.S. Treasury         U.S.
                                                                                 Short-Term        Securities        Government
                                                                                  Bond Fund           Fund         Securities Fund
                                                                                 ----------       -----------      ---------------
                                                                                  06/01/98-         06/01/98-         06/01/98-
                                                                                  11/30/98          11/30/98          11/30/98
                                                                                 ----------       -----------      ----------------
Interest Income ......................................................             $3,869            $1,458             $1,440
                                                                                   ------            ------             -------
Expenses:
   Investment Advisory Fees ..........................................                427               169                167
   Less: Investment Advisory Fees Waived .............................                (73)              (31)               (22)
   Less: Contribution from Advisor ...................................                 --                --                 --
   Administrator Fees ................................................                 52                20                 18
   Transfer Agent Fees -- Trust Shares ...............................                  8                 8                  8
   Transfer Agent Fees -- Investor Shares ............................                  5                 6                  6
   Transfer Agent Fees -- Flex Shares ................................                  5                 5                  5
   Transfer Agent Out of Pocket Fees .................................                  3                 1                 --
   Printing Expenses .................................................                  9                 1                  1
   Custody Fees ......................................................                  2                --                 --
   Professional Fees .................................................                  4                 1                 --
   Trustee Fees ......................................................                  1                --                 --
   Registration Fees .................................................                  1                --                 --
   Distribution Fees -- Investor Shares ..............................                  2                 3                  6
   Less: Distribution Fees Waived -- Investor Shares .................                 (2)               (3)                (5)
   Distribution Fees -- Flex Shares ..................................                  9                 8                 21
   Less: Distribution Fees Waived -- Flex Shares .....................                 (9)               (8)                (6)
   Insurance and Other Fees ..........................................                  3                --                 --
   Amortization of Deferred Organization Costs .......................                 --                --                  1
                                                                                   ------            ------             -------
   Total Expenses ....................................................                447               180                200
                                                                                   ------            ------             -------
Net Investment Income ................................................              3,422             1,278              1,240
                                                                                   ------            ------             -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold .......................                201               100                 (2)
   Net Change in Unrealized Appreciation
     on Investments ..................................................              1,390               421                711
                                                                                   ------            ------             -------
   Total Net Realized and Unrealized Gain
     on Investments ..................................................              1,591               521                709
                                                                                   ------            ------             -------
Net Increase in Net Assets from Operations ...........................             $5,013            $1,799             $1,949
                                                                                   ======            ======             ======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS For The Period Ended November 30, 1998 (unaudited) and the Year Ended May 31, 1998



                                                                   Balanced Fund               Capital Growth Fund
                                                               ------------------------    --------------------------
                                                               06/01/98-      06/01/97-       06/01/98-     06/01/97-
                                                               11/30/98       05/31/98        11/30/98      05/31/98
                                                               --------       --------        --------      --------
Operations:
  Net Investment Income (Loss) .............................   $  2,423       $  4,558     $    3,650    $    7,983
  Net Realized Gain (Loss) on Investments ..................      4,002         17,885         54,281       261,636
  Net Realized Loss on Foreign Currency
    Transactions ...........................................         --             --             --            --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ........................         --             --             --            --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .........................................      5,744         14,594         64,689       157,396
                                                               --------       --------     ----------    ----------
    Increase (Decrease) in Net Assets from Operations ......     12,169         37,037        122,620       427,015
                                                               --------       --------     ----------    ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...........................................     (2,098)        (4,197)        (4,629)           --
    Investor Shares ........................................        (87)          (154)           (33)          (28)
    Flex Shares ............................................       (216)          (204)            --            --
  Capital Gains:
    Trust Shares ...........................................         --        (12,908)            --      (200,074)
    Investor Shares ........................................         --           (536)            --            --
    Flex Shares ............................................         --           (972)            --        (9,643)
                                                               --------       --------     ----------    ----------
  Total Distributions ......................................     (2,401)       (18,971)        (4,662)     (253,759)
                                                               --------       --------     ----------    ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ............................     38,636         53,532        225,794       466,511
    Reinvestment of Cash Distributions .....................      2,080         16,935          3,479       197,282
    Cost of Shares Repurchased .............................    (37,187)       (49,610)      (252,852)     (358,832)
                                                               --------       --------     ----------    ----------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ...........................................      3,529         20,857        (23,579)      304,961
                                                               --------       --------     ----------    ----------
  Investor Shares:
    Proceeds from Shares Issued ............................      3,352          2,150         14,539        29,116
    Reinvestment of Cash Distributions .....................         86            680             33        35,990
    Cost of Shares Repurchased .............................       (948)        (1,166)       (21,869)      (37,738)
                                                               --------       --------     ----------    ----------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .....................................      2,490          1,664         (7,297)       27,368
                                                               --------       --------     ----------    ----------
  Flex Shares:
    Proceeds from Shares Issued ............................     15,372         21,409         26,350        67,377
    Reinvestment of Cash Distributions .....................        211          1,164             --         9,528
    Cost of Shares Repurchased .............................     (4,629)        (2,194)       (13,623)      (12,730)
                                                               --------       --------     ----------    ----------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ................................     10,954         20,379         12,727        64,175
                                                               --------       --------     ----------    ----------
    Increase (Decrease) in Net Assets From Share
      Transactions .........................................     16,973         42,900        (18,149)      396,504
                                                               --------       --------     ----------    ----------
      Total Increase (Decrease) in Net Assets ..............     26,741         60,966         99,809       569,760
                                                               --------       --------     ----------    ----------
Net Assets:
  Beginning of Period ......................................    224,403        163,437      1,910,301     1,340,541
                                                               --------       --------     ----------    ----------
  End of Period ............................................   $251,144       $224,403     $2,010,110    $1,910,301
                                                               ========       ========     ==========    ==========

(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ..........................................      2,976          4,245         13,735        29,548
    Shares Issued in Lieu of Cash Distributions ............        160          1,402            217        13,725
    Shares Redeemed ........................................     (2,905)        (3,922)       (15,670)      (22,177)
                                                               --------       --------     ----------    ----------
  Net Trust Share Transactions .............................        231          1,725         (1,718)       21,096
                                                               --------       --------     ----------    ----------
  Investor Shares:
    Shares Issued ..........................................        253            167            890         1,812
    Shares Issued in Lieu of Cash Distributions ............          7             56              2         2,518
    Shares Redeemed ........................................        (74)           (92)        (1,360)           --
                                                               --------       --------     ----------    ----------
  Net Investor Share Transactions ..........................        186            131           (468)        1,981
                                                               --------       --------     ----------    ----------
  Flex Shares:
    Shares Issued ..........................................      1,179          1,688          1,624         4,242
    Shares Issued in Lieu of Cash Distributions ............         17             97             --           674
    Shares Redeemed ........................................       (361)          (173)          (866)         (795)
                                                               --------       --------     ----------    ----------
  Net Flex Share Transactions ..............................        835          1,612            758         4,121
                                                               ========       ========     ==========    ==========
  Net Change in Capital Shares .............................      1,252          3,468         (1,428)       27,198
                                                               --------       --------     ----------    ----------


                                                                                           International
                                                                     Emerging                 Equity
                                                                Markets Equity Fund            Fund
                                                              -----------------------  ---------------------
                                                              06/01/98-     06/01/97-  06/01/98-   06/01/97-
                                                              11/30/98      05/31/98   11/30/98    05/31/98
                                                              --------      --------   --------    --------
Operations:
  Net Investment Income (Loss) .............................  $   288       $    468   $   1,805   $  3,320
  Net Realized Gain (Loss) on Investments ..................   (3,234)          (875)     (2,403)    61,173
  Net Realized Loss on Foreign Currency
    Transactions ...........................................      (16)           (61)       (316)    (1,410)
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ........................      (50)            (1)        (28)       (93)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .........................................   (2,919)        (7,440)    (72,911)    50,891
                                                              -------       --------   ---------   --------
    Increase (Decrease) in Net Assets from Operations ......   (5,931)        (7,909)    (73,853)   113,881
                                                              -------       --------   ---------   --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...........................................       --           (314)         --     (1,649)
    Investor Shares ........................................       --             --          --         (5)
    Flex Shares ............................................       --             --          --         --
  Capital Gains:
    Trust Shares ...........................................       --           (544)         --    (49,334)
    Investor Shares ........................................       --             --          --     (1,347)
    Flex Shares ............................................       --             --          --     (1,526)
                                                              -------       --------   ---------   --------
  Total Distributions ......................................       --           (858)          --   (53,861)
                                                              -------       --------   ---------   --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ............................    6,622         23,819      73,806    292,707
    Reinvestment of Cash Distributions .....................       --            805          --     47,572
    Cost of Shares Repurchased .............................   (7,629)       (20,798)    (77,154)  (258,050)
                                                              -------       --------   ---------   --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ...........................................   (1,007)         3,826      (3,348)    82,229
                                                              -------       --------   ---------   --------
  Investor Shares:
    Proceeds from Shares Issued ............................       --             --       1,913      7,487
    Reinvestment of Cash Distributions .....................       --             --          --      1,351
    Cost of Shares Repurchased .............................       --             --      (1,863)    (3,549)
                                                              -------       --------   ---------   --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .....................................       --             --          50      5,289
                                                              -------       --------   ---------   --------
  Flex Shares:
    Proceeds from Shares Issued ............................       --             --       3,784     14,405
    Reinvestment of Cash Distributions .....................       --             --          --      1,507
    Cost of Shares Repurchased .............................       --             --      (3,057)    (4,407)
                                                              -------       --------   ---------   --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ................................       --             --         727     11,505
                                                              -------       --------   ---------   --------
    Increase (Decrease) in Net Assets From Share
      Transactions .........................................   (1,007)         3,826      (2,571)    99,023
                                                              -------       --------   ---------   --------
      Total Increase (Decrease) in Net Assets ..............   (6,938)        (4,941)    (76,424)   159,043
                                                              -------       --------   ---------   --------
Net Assets:
  Beginning of Period ......................................   34,554         39,495     667,417    508,374
                                                              -------       --------   ---------   --------
  End of Period ............................................  $27,616       $ 34,554   $ 590,993   $667,417
                                                              =======       ========   =========   ========

(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ..........................................      911          2,344       5,380      20,687
    Shares Issued in Lieu of Cash Distributions ............       --             92          --       3,744
    Shares Redeemed ........................................   (1,036)        (2,199)     (5,807)    (18,402)
                                                              -------       --------   ---------    --------
  Net Trust Share Transactions .............................     (125)           237        (427)      6,029
                                                              -------       --------   ---------    --------
  Investor Shares:
    Shares Issued ..........................................       --             --         140         526
    Shares Issued in Lieu of Cash Distributions ............       --             --          --         107
    Shares Redeemed ........................................       --             --        (143)       (254)
                                                              -------       --------   ---------    --------
  Net Investor Share Transactions ..........................       --             --          (3)        379
                                                              -------       --------   ---------    --------
  Flex Shares:
    Shares Issued ..........................................       --             --         270       1,021
    Shares Issued in Lieu of Cash Distributions ............       --             --          --         121
    Shares Redeemed ........................................       --             --        (241)       (322)
                                                              -------       --------   ---------    --------
  Net Flex Share Transactions ..............................       --             --          29         820
                                                              =======       ========   =========    ========
  Net Change in Capital Shares .............................     (125)           237        (401)      7,228
                                                              -------       --------   ---------    --------

*Commencement of operations
Amounts designated as "--" are either $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                     International
                                                                          Equity               Mid-Cap Equity
                                                                        Index Fund                 Fund
                                                                  ---------------------      -------------------
                                                                  06/01/98-   06/01/97-      06/01/98-  06/01/97-
                                                                  11/30/98    05/31/98       11/30/98   05/31/98
                                                                  --------    --------       --------   --------
Operations:
  Net Investment Income (Loss) .............................
  Net Realized Gain (Loss) on Investments ..................     $    162    $    498       $   (882)   $ (1,352)
  Net Realized Loss on Foreign Currency                             7,424       3,349        (18,675)     54,941
    Transactions ...........................................
  Net Change in Unrealized Appreciation (Depreciation) on             (29)        (46)            --          --
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ........................
  Net Change in Unrealized Appreciation (Depreciation)                 15          19             --          --
    on Investments .........................................
                                                                   (6,436)      9,866        (13,698)     14,034
    Increase (Decrease) in Net Assets from Operations ......     --------    --------       --------    --------
                                                                    1,136      13,686        (33,255)     67,623
Distributions to Shareholders:                                   --------    --------       --------    --------
  Net Investment Income:
    Trust Shares ...........................................
    Investor Shares ........................................           --        (489)            --          --
    Flex Shares ............................................           --         (34)            --          --
  Capital Gains:                                                       --          --             --          --
    Trust Shares ...........................................
    Investor Shares ........................................           --      (2,914)            --     (44,446)
    Flex Shares ............................................           --        (343)            --      (3,025)
                                                                       --         (54)            --      (1,899)
  Total Distributions ......................................     --------    --------       --------    --------
                                                                       --      (3,834)            --     (49,370)
Capital Transactions (1):                                        --------    --------       --------    --------
  Trust Shares:
    Proceeds from Shares Issued ............................
    Reinvestment of Cash Distributions .....................        5,805       8,458        102,145     146,386
    Cost of Shares Repurchased .............................           --       3,057             --      41,347
                                                                  (10,145)    (17,470)       (66,589)    (61,475)
  Increase (Decrease) in Net Assets From Trust Share             --------    --------       --------    --------
    Transactions ...........................................
                                                                   (4,340)     (5,955)        (9,208)     33,761
  Investor Shares:                                               --------    --------       --------    --------
    Proceeds from Shares Issued ............................
    Reinvestment of Cash Distributions .....................          575       2,516          1,939       6,110
    Cost of Shares Repurchased .............................           --         375             --       3,019
                                                                   (2,175)     (2,400)        (3,504)     (5,606)
  Increase (Decrease) in Net Assets From Investor                --------    --------       --------    --------
    Share Transactions .....................................
                                                                   (1,600)        491         (1,565)      3,523
  Flex Shares:                                                   --------    --------       --------    --------
    Proceeds from Shares Issued ............................
    Reinvestment of Cash Distributions .....................          289         788          2,919      10,574
    Cost of Shares Repurchased .............................           --          53             --       1,885
                                                                     (681)       (427)        (2,566)     (3,934)
  Increase (Decrease) in Net Assets From                         --------    --------       --------    --------
    Flex Share Transactions ................................
                                                                     (392)        414            353       8,525
    Increase (Decrease) in Net Assets From Share                 --------    --------       --------    --------
      Transactions .........................................
                                                                   (6,332)     (5,050)       (10,420)     45,809
      Total Increase (Decrease) in Net Assets ..............     --------    --------       --------    --------
                                                                   (5,196)      4,802        (43,675)     64,062
Net Assets:                                                      --------    --------       --------    --------
  Beginning of Period ......................................
                                                                   64,810      60,008        381,797     317,735
  End of Period ............................................     --------    --------       --------    --------
                                                                 $ 59,614    $ 64,810       $338,122    $381,797
                                                                 ========    ========       ========    ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ..........................................
    Shares Issued in Lieu of Cash Distributions ............           449         700         8,331      10,517
    Shares Redeemed ........................................            --         277            --       3,378
                                                                      (803)     (1,473)       (8,995)     (6,253)
  Net Trust Share Transactions .............................      --------    --------      --------    --------
                                                                      (354)       (496)         (664)      2,746
  Investor Shares:                                                --------    --------      --------    --------
    Shares Issued ..........................................
    Shares Issued in Lieu of Cash Distributions ............            45         210           157         445
    Shares Redeemed ........................................            --          34            --         248
                                                                      (170)       (201)         (289)       (407)
  Net Investor Share Transactions ..........................      --------    --------      --------    --------
                                                                      (125)         43          (132)        286
  Flex Shares:                                                    --------    --------      --------    --------
    Shares Issued ..........................................
    Shares Issued in Lieu of Cash Distributions ............            22          63           237         777
    Shares Redeemed ........................................            --           5            --         158
                                                                       (56)        (36)         (221)       (292)
  Net Flex Share Transactions ..............................      --------    --------      --------    --------
                                                                       (34)         32            16         643
  Net Change in Capital Shares .............................      ========    ========      ========    ========
                                                                      (513)       (421)         (780)      3,675
                                                                  --------    --------      --------    --------

                                                                      Small Cap                Small Cap
                                                                     Equity Fund          Growth Stock Fund
                                                                ----------------------   -------------------
                                                                06/01/98-    06/01/97-         10/08/98*-
                                                                11/30/98     05/31/98          11/30/98
                                                                --------     --------          ----------
Operations:
  Net Investment Income (Loss) .............................    $   2,022     $  3,127          $      1
  Net Realized Gain (Loss) on Investments ..................      (15,216)      32,653                31
  Net Realized Loss on Foreign Currency
    Transactions ...........................................           --           --                --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ........................           --           --                --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .........................................      (61,471)      16,045             1,360
                                                                ---------    ---------         ---------
    Increase (Decrease) in Net Assets from Operations ......      (74,665)      51,825             1,392
                                                                ---------    ---------         ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...........................................       (2,704)          --                --
    Investor Shares ........................................           --           --                --
    Flex Shares ............................................           (4)         (70)               --
  Capital Gains:
    Trust Shares ...........................................           --      (14,480)               --
    Investor Shares ........................................           --           --                --
    Flex Shares ............................................           --         (897)               --
                                                                ---------    ---------         ---------
  Total Distributions ......................................       (1,815)     (18,151)               --
                                                                ---------    ---------         ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ............................       64,890      272,776            12,177
    Reinvestment of Cash Distributions .....................        1,160       15,603                --
    Cost of Shares Repurchased .............................     (162,636)    (238,878)         (277,311)
                                                                ---------    ---------         ---------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ...........................................         (539)     226,904            12,131
                                                                ---------    ---------         ---------
  Investor Shares:
    Proceeds from Shares Issued ............................           --           --                --
    Reinvestment of Cash Distributions .....................           --           --                --
    Cost of Shares Repurchased .............................           --           --                --
                                                                ---------    ---------         ---------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .....................................           --           --                --
                                                                ---------    ---------         ---------
  Flex Shares:
    Proceeds from Shares Issued ............................        1,854       42,359               762
    Reinvestment of Cash Distributions .....................            4          958                --
    Cost of Shares Repurchased .............................       (6,076)      (3,490)               --
                                                                ---------    ---------         ---------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ................................       (4,218)      39,827               762
                                                                ---------    ---------         ---------
    Increase (Decrease) in Net Assets From Share
      Transactions .........................................       (4,757)     266,731            12,893
                                                                ---------    ---------         ---------
      Total Increase (Decrease) in Net Assets ..............      (81,237)     300,405            14,285
                                                                ---------    ---------         ---------
Net Assets:
  Beginning of Period ......................................      431,454      131,049                --
                                                                ---------    ---------         ---------
  End of Period ............................................    $ 350,217    $ 431,454         $  14,285
                                                                =========    =========         =========

(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ..........................................        6,171       22,065             1,020
    Shares Issued in Lieu of Cash Distributions ............          108        1,294                --
    Shares Redeemed ........................................       (6,253)      (4,840)               (4)
                                                                ---------    ---------         ---------
  Net Trust Share Transactions .............................           26       18,519             1,016
                                                                ---------    ---------         ---------
  Investor Shares:
    Shares Issued ..........................................           --           --                --
    Shares Issued in Lieu of Cash Distributions ............           --           --                --
    Shares Redeemed ........................................           --           --                --
                                                                ---------    ---------         ---------
  Net Investor Share Transactions ..........................           --           --                --
                                                                ---------    ---------         ---------
  Flex Shares:
    Shares Issued ..........................................          167        3,366                62
    Shares Issued in Lieu of Cash Distributions ............           --           80                --
    Shares Redeemed ........................................         (581)        (273)               --
                                                                ---------    ---------         ---------
  Net Flex Share Transactions ..............................         (414)       3,173                62
                                                                =========    =========         =========
  Net Change in Capital Shares .............................         (388)      21,692             1,078
                                                                ---------    ---------         ---------

                                                                                                   Value Income
                                                                     Sunbelt Equity Fund             Stock Fund
                                                                     --------------------     -----------------------
                                                                     06/01/98-  06/01/97-     06/01/98-     06/01/97-
                                                                     11/30/98   05/31/98      11/30/98      05/31/98
                                                                     ---------  ---------     ---------     ---------
Operations:
  Net Investment Income (Loss) .............................        $  (1,165)   $  (4,364)   $   17,360    $   34,555
  Net Realized Gain (Loss) on Investments ..................          (11,591)      49,778        92,567       319,982
  Net Realized Loss on Foreign Currency
    Transactions ...........................................               --           --            --            --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ........................               --           --            --            --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .........................................          (92,389)      46,313      (103,094)       44,518
                                                                    ---------    ---------    ----------    ----------
    Increase (Decrease) in Net Assets from Operations ......         (105,145)      91,727         6,833       399,055
                                                                    ---------    ---------    ----------    ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...........................................               --      (15,567)      (30,991)
    Investor Shares ........................................               --           --        (1,618)       (2,838)
    Flex Shares ............................................               --           --          (791)       (1,104)
  Capital Gains:
    Trust Shares ...........................................               --      (32,274)           --      (262,191)
    Investor Shares ........................................               --       (2,333)           --       (29,671)
    Flex Shares ............................................               --         (516)           --       (19,217)
                                                                    ---------    ---------    ----------    ----------
  Total Distributions ......................................               --      (35,123)      (17,976)     (346,012)
                                                                    ---------    ---------    ----------    ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ............................          137,061      207,154       163,673       381,039
    Reinvestment of Cash Distributions .....................               --       30,202        11,194       269,446
    Cost of Shares Repurchased .............................         (162,636)    (238,878)     (277,311)     (459,701)
                                                                    ---------    ---------    ----------    ----------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ...........................................          (25,575)      (1,522)     (102,444)      190,784
                                                                    ---------    ---------    ----------    ----------
  Investor Shares:
    Proceeds from Shares Issued ............................            2,040        5,150        10,098        35,483
    Reinvestment of Cash Distributions .....................               --        2,323         1,598        32,233
    Cost of Shares Repurchased .............................           (3,845)      (8,619)      (22,242)      (28,503)
                                                                    ---------    ---------    ----------    ----------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .....................................           (1,805)      (1,146)      (10,546)       39,213
                                                                    ---------    ---------    ----------    ----------
  Flex Shares:
    Proceeds from Shares Issued ............................            1,645        3,848        20,083       106,762
    Reinvestment of Cash Distributions .....................               --          515           776        20,054
    Cost of Shares Repurchased .............................           (1,143)      (2,603)      (26,828)      (20,844)
                                                                    ---------    ---------    ----------    ----------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ................................              502        1,760        (5,969)      105,972
                                                                    ---------    ---------    ----------    ----------
    Increase (Decrease) in Net Assets From Share
      Transactions .........................................          (26,878)        (908)     (118,959)      335,969
                                                                    ---------    ---------    ----------    ----------
      Total Increase (Decrease) in Net Assets ..............         (132,023)      55,696      (130,102)      389,012
                                                                    ---------    ---------    ----------    ----------
Net Assets:
  Beginning of Period ......................................          470,851      415,155     2,116,539     1,727,527
                                                                    ---------    ---------    ----------    ----------
  End of Period ............................................        $ 338,828    $ 470,851    $1,986,437    $2,116,539
                                                                    =========    ==========   ===========   ===========

(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ..........................................           10,718        13,707        12,489        26,871
    Shares Issued in Lieu of Cash Distributions ............               --         2,213           863        21,156
    Shares Redeemed ........................................          (12,707)      (16,065)      (21,374)      (32,467)
                                                                    ---------    ----------   -----------   -----------
  Net Trust Share Transactions .............................           (1,989)         (145)       (8,022)       15,560
                                                                    ---------    ----------   -----------   -----------
  Investor Shares:
    Shares Issued ..........................................              157           353           761         2,518
    Shares Issued in Lieu of Cash Distributions ............               --           174           123         2,538
    Shares Redeemed ........................................             (317)         (590)       (1,718)       (2,003)
                                                                    ---------    ----------   -----------   -----------
  Net Investor Share Transactions ..........................             (160)          (63)         (834)        3,053
                                                                    ---------    ----------   -----------   -----------
  Flex Shares:
    Shares Issued ..........................................              125           260         1,523         7,617
    Shares Issued in Lieu of Cash Distributions ............               --            39            60         1,597
    Shares Redeemed ........................................              (97)         (184)       (2,096)       (1,488)
                                                                    ---------    ----------   -----------   -----------
  Net Flex Share Transactions ..............................               28           115          (513)        7,726
                                                                    =========    ==========   ===========   ===========
  Net Change in Capital Shares .............................           (2,121)          (93)       (9,369)       26,339
                                                                    ---------    ----------   -----------   -----------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS For The Period Ended November 30, 1998 (unaudited) and the Year Ended May 31, 1998

                                                              Florida                  Georgia
                                                            Tax-Exempt               Tax-Exempt             Investment Grade
                                                             Bond Fund                Bond Fund                 Bond Fund
                                                       ----------------------    --------------------      ---------------------
                                                       06/01/98-    06/01/97-    06/01/98-  06/01/97-      06/01/98-   06/01/97-
                                                       11/30/98     05/31/98     11/30/98   05/31/98       11/30/98    05/31/98
                                                       ---------    ---------    --------   ---------      ---------   ---------
Operations:
  Net Investment Income .............................. $  2,195    $  3,410     $ 1,575     $  2,430      $  22,063    $  43,082
  Net Realized Gain (Loss) on Investments ............      765         720          59          195         17,097       10,888
  Net Change in Unrealized Appreciation
    on Investments ...................................    1,115       2,334       1,142        1,962          5,256       24,005
                                                       --------    --------     -------     --------      ---------    ---------
    Increase in Net Assets from Operations ...........    4,075       6,464       2,776        4,587         44,416       77,975
                                                       --------    --------     -------     --------      ---------    ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................   (1,963)     (3,070)     (1,369)      (2,075)       (20,913)     (40,937)
    Investor Shares ..................................      (65)       (128)        (66)        (147)          (816)      (1,729)
    Flex Shares ......................................     (162)       (211)       (141)        (207)          (334)        (416)
  Capital Gains:
    Trust Shares .....................................       --         (42)         --          (61)            --           --
    Investor Shares ..................................       --          (2)         --           (4)            --           --
    Flex Shares ......................................       --          (3)         --           (7)            --           --
                                                       --------    --------     -------     --------      ---------    ---------
  Total Distributions ................................   (2,190)     (3,456)     (1,576)      (2,501)       (22,063)     (43,082)
                                                       --------    --------     -------     --------      ---------    ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................   18,551      59,209      15,892       34,479        159,474      258,775
    Reinvestment of Cash Distributions ...............      357         420         527          924         15,138       30,522
    Cost of Shares Repurchased .......................   (8,382)    (18,838)     (5,565)     (14,516)      (180,506)    (162,448)
                                                       --------    --------     -------     --------      ---------    ---------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .....................................   10,526      40,791      10,854       20,887         (5,894)     126,849
                                                       --------    --------     -------     --------      ---------    ---------
  Investor Shares:
    Proceeds from Shares Issued ......................      643         870         193        1,508          3,015        5,860
    Reinvestment of Cash Distributions ...............       51         101          60          131            776        1,609
    Cost of Shares Repurchased .......................     (344)       (955)       (887)      (1,314)        (4,651)      (8,920)
                                                       --------    --------     -------     --------      ---------    ---------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...............................      350          16        (634)         325           (860)      (1,451)
                                                       --------    --------     -------     --------      ---------    ---------
  Flex Shares:
    Proceeds from Shares Issued ......................    3,025       6,969       1,189        4,983          5,764        9,584
    Reinvestment of Cash Distributions ...............      142         172         130          186            297          351
    Cost of Shares Repurchased .......................     (751)     (2,189)       (385)      (1,770)        (1,723)      (2,932)
                                                       --------    --------     -------     --------      ---------    ---------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..........................    2,416       4,952         934        3,399          4,338        7,003
                                                       --------    --------     -------     --------      ---------    ---------
    Increase (Decrease) in Net Assets From Share
      Transactions ...................................   13,292      45,759      11,154       24,611         (2,416)     132,401
                                                       --------    --------     -------     --------      ---------    ---------
      Total Increase (Decrease) in Net Assets ........   15,177      48,767      12,354       26,697         19,937      167,294
                                                       --------    --------     -------     --------      ---------    ---------
Net Assets:
  Beginning of Period ................................  105,480      56,713      74,602       47,905        839,868      672,574
                                                       --------    --------     -------     --------      ---------    ---------
  End of Period ...................................... $120,657    $105,480     $86,956     $ 74,602      $ 859,805    $ 839,868
                                                       ========    ========     =======     ========      =========    =========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................    1,713       5,591       1,563        3,445         14,727       24,713
    Shares Issued in Lieu of Cash Distributions ......       33          40          52           92          1,398        2,915
    Shares Redeemed ..................................     (775)     (1,777)       (545)      (1,456)       (16,709)     (15,497)
                                                       --------    --------     -------     --------      ---------    ---------
  Net Trust Share Transactions .......................      971       3,854       1,070        2,081           (584)      12,131
                                                       --------    --------     -------     --------      ---------    ---------
  Investor Shares:
    Shares Issued ....................................       59          82          19          149            277          557
    Shares Issued in Lieu of Cash Distributions ......        5          10           6           13             72          154
    Shares Redeemed ..................................      (32)        (90)        (87)        (131)          (429)        (852)
                                                       --------    --------     -------     --------      ---------    ---------
  Net Investor Share Transactions ....................       32           2         (62)          31            (80)        (141)
                                                       --------    --------     -------     --------      ---------    ---------
  Flex Shares:
    Shares Issued ....................................      280         658         117          495            531          908
    Shares Issued in Lieu of Cash Distributions ......       13          16          13           19             27           33
    Shares Redeemed ..................................      (69)       (205)        (38)        (176)          (159)        (278)
                                                       --------    --------     -------     --------      ---------    ---------
  Net Flex Share Transactions ........................      224         469          92          338            399          663
                                                       ========    ========     =======     ========      =========    =========
  Net Change in Capital Shares .......................    1,227       4,325       1,100        2,450           (265)      12,653
                                                       --------    --------     -------     --------      ---------    ---------

Amounts designated as "--" are either $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                            Investment Grade Tax-     Limited-Term Federal         Short-Term
                                                              Exempt Bond Fund      Mortgage Securities Fund        Bond Fund
                                                            ---------------------   ------------------------  ---------------------
                                                            06/01/98-   06/01/97-    06/01/98-    06/01/97-   06/01/98-   06/01/97-
                                                            11/30/98    05/31/98     11/30/98     05/31/98    11/30/98    05/31/98
                                                            ---------   ---------    ---------    ---------   ---------   ---------
Operations:
  Net Investment Income ..............................       $  3,437    $  6,699    $  3,805    $  7,936    $  3,422    $  6,036
  Net Realized Gain (Loss) on Investments ............          2,647       6,478       1,519         502         201         502
  Net Change in Unrealized Appreciation
    on Investments ...................................          1,096       1,225         268       1,031       1,390       1,163
                                                             --------    --------    --------    --------    --------    --------
    Increase in Net Assets from Operations ...........          7,180      14,402       5,592       9,469       5,013       7,701
                                                             --------    --------    --------    --------    --------    --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................         (2,838)     (5,523)     (3,705)     (7,721)     (3,333)     (5,864)
    Investor Shares ..................................           (469)     (1,002)        (65)       (135)        (48)       (106)
    Flex Shares ......................................           (131)       (173)        (38)        (78)        (43)        (67)
  Capital Gains:
    Trust Shares .....................................             --      (3,989)         --        (194)         --        (100)
    Investor Shares ..................................             --        (799)         --          (3)         --          (2)
    Flex Shares ......................................             --        (152)         --          (2)         --          (1)
                                                             --------    --------    --------    --------    --------    --------
  Total Distributions ................................         (3,438)    (11,638)     (3,808)     (8,133)     (3,424)     (6,140)
                                                             --------    --------    --------    --------    --------    --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................         19,734      39,596      23,942      43,610      24,277      59,682
    Reinvestment of Cash Distributions ...............            707       4,599       2,368       5,346       1,650       3,238
    Cost of Shares Repurchased .......................        (16,406)    (38,924)    (24,176)    (36,666)    (16,042)    (33,705)
                                                             --------    --------    --------    --------    --------    --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .....................................          4,035       5,271       2,134      12,290       9,885      29,215
                                                             --------    --------    --------    --------    --------    --------
  Investor Shares:
    Proceeds from Shares Issued ......................            802       2,484         298       1,128         202         190
    Reinvestment of Cash Distributions ...............            410       1,614          65         131          47         103
    Cost of Shares Repurchased .......................         (3,181)     (8,284)       (751)     (1,006)       (387)       (560)
                                                             --------    --------    --------    --------    --------    --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...............................         (1,969)     (4,186)       (388)        253        (138)       (267)
                                                             --------    --------    --------    --------    --------    --------
  Flex Shares:
    Proceeds from Shares Issued ......................          1,463       6,179         231         691         578       1,392
    Reinvestment of Cash Distributions ...............            117         296          36          75          42          65
    Cost of Shares Repurchased .......................           (745)     (2,842)       (182)       (647)       (818)       (441)
                                                             --------    --------    --------    --------    --------    --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..........................            835       3,633          85         119        (198)      1,016
                                                             --------    --------    --------    --------    --------    --------
    Increase (Decrease) in Net Assets From Share
      Transactions ...................................          2,901       4,718       1,831      12,662       9,549      29,964
                                                             --------    --------    --------    --------    --------    --------
      Total Increase (Decrease) in Net Assets ........          6,643       7,482       3,615      13,998      11,138      31,525
                                                             --------    --------    --------    --------    --------    --------
Net Assets:
  Beginning of Period ................................        183,164     175,682     141,736     127,738     124,481      92,956
                                                             --------    --------    --------    --------    --------    --------
  End of Period ......................................       $189,807    $183,164    $145,351    $141,736    $135,619    $124,481
                                                             ========    ========    ========    ========    ========    ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................          1,733       3,486       2,352       4,313       2,393       5,955
    Shares Issued in Lieu of Cash Distributions ......             61         407         232         529         163         323
    Shares Redeemed ..................................         (1,410)     (3,425)     (2,373)     (3,626)     (1,583)     (3,364)
                                                             --------    --------    --------    --------    --------    --------
  Net Trust Share Transactions .......................            384         468         211       1,216         973       2,914
                                                             --------    --------    --------    --------    --------    --------
  Investor Shares:
    Shares Issued ....................................             70         218          29         112          20          19
    Shares Issued in Lieu of Cash Distributions ......             35         142           6          13           4          10
    Shares Redeemed ..................................           (276)       (727)        (74)       (100)        (38)        (56)
                                                             --------    --------    --------    --------    --------    --------
  Net Investor Share Transactions ....................           (171)       (367)        (39)         25         (14)        (27)
                                                             --------    --------    --------    --------    --------    --------
  Flex Shares:
    Shares Issued ....................................            127         544          23          68          57         139
    Shares Issued in Lieu of Cash Distributions ......             10          26           4           7           4           6
    Shares Redeemed ..................................            (65)       (250)        (18)        (64)        (81)        (44)
                                                             --------    --------    --------    --------    --------    --------
  Net Flex Share Transactions ........................             72         320           9          11         (20)        101
                                                             ========    ========    ========    ========    ========    ========
  Net Change in Capital Shares .......................            285         421         181       1,252         939       2,988
                                                             --------    --------    --------    --------    --------    --------


                                                         Short-Term U.S. Treasury     U.S. Government
                                                              Securities Fund         Securities Fund
                                                         ------------------------  --------------------
                                                           06/01/98-   06/01/97-   06/01/98-  06/01/97-
                                                           11/30/98    05/31/98    11/30/98   05/31/98
                                                           ---------   ---------   ---------  ---------
Operations:
  Net Investment Income ..............................     $ 1,278      $ 1,816    $ 1,240   $     1,894
  Net Realized Gain (Loss) on Investments ............         100           47         (2)           55
  Net Change in Unrealized Appreciation
    on Investments ...................................         421          211        711         1,207
                                                           -------      -------    -------   -----------
    Increase in Net Assets from Operations ...........       1,799        2,074               1,9493,156
                                                           -------      -------    -------   -----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................      (1,172)      (1,575)    (1,055)       (1,585)
    Investor Shares ..................................         (69)        (178)       (82)         (141)
    Flex Shares ......................................         (37)         (63)      (103)         (168)
  Capital Gains:
    Trust Shares .....................................          --           --         --            --
    Investor Shares ..................................          --           --         --            --
    Flex Shares ......................................          --           --         --            --
                                                           -------      -------    -------   -----------
  Total Distributions ................................      (1,278)      (1,816)    (1,240)       (1,894)
                                                           -------      -------    -------   -----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................       5,173       33,653      9,160        20,160
    Reinvestment of Cash Distributions ...............         486          661        254           380
    Cost of Shares Repurchased .......................      (5,941)      (9,594)    (3,739)       (6,142)
                                                           -------      -------    -------   -----------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .....................................        (282)      24,720      5,675        14,398
                                                           -------      -------    -------   -----------
  Investor Shares:
    Proceeds from Shares Issued ......................         400          479        447         1,625
    Reinvestment of Cash Distributions ...............          70          180         82           134
    Cost of Shares Repurchased .......................        (747)      (1,338)      (750)         (880)
                                                           -------      -------    -------   -----------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...............................        (277)        (679)      (221)          879
                                                           -------      -------    -------   -----------
  Flex Shares:
    Proceeds from Shares Issued ......................         989        1,012        925         2,695
    Reinvestment of Cash Distributions ...............          32           56         91           145
    Cost of Shares Repurchased .......................        (155)        (757)      (511)       (1,748)
                                                           -------      -------    -------   -----------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..........................         866          311        505         1,092
                                                           -------      -------    -------   -----------
    Increase (Decrease) in Net Assets From Share
      Transactions ...................................         307       24,352      5,959        16,369
                                                           -------      -------    -------   -----------
      Total Increase (Decrease) in Net Assets ........         828       24,610      6,668        17,631
                                                           -------      -------    -------   -----------
Net Assets:
  Beginning of Period ................................      51,610       27,000     42,146        24,515
                                                           -------      -------    -------   -----------
  End of Period ......................................     $52,438      $51,610    $48,814   $    42,146
                                                           =======      =======    =======   ===========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................         516        3,381        866         1,949
    Shares Issued in Lieu of Cash Distributions ......          49           66         24            37
    Shares Redeemed ..................................        (592)        (965)      (355)         (592)
                                                           -------      -------    -------     ---------
  Net Trust Share Transactions .......................         (27)       2,482        535         1,394
                                                           -------      -------    -------     ---------
  Investor Shares:
    Shares Issued ....................................          40           48         42           157
    Shares Issued in Lieu of Cash Distributions ......           7           18          8            13
    Shares Redeemed ..................................         (76)        (134)       (71)          (85)
                                                           -------      -------    -------     ---------
  Net Investor Share Transactions ....................         (29)         (68)       (21)           85
                                                           -------      -------    -------     ---------
  Flex Shares:
    Shares Issued ....................................          98          102         88           260
    Shares Issued in Lieu of Cash Distributions ......           3            6          8            14
    Shares Redeemed ..................................         (15)         (76)       (48)         (169)
                                                           -------      -------    -------     ---------
  Net Flex Share Transactions ........................          86           32         48           105
                                                           =======      =======    =======     =========
  Net Change in Capital Shares .......................          30        2,446        562         1,584
                                                           -------      -------    -------     ---------


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS For the Period Ended November 30, 1998 (unaudited) and the Years Ended May 31. For a Share Outstanding Throughout the Periods


                                                                 Net Realized and
                                                      Net        Unrealized Gains
                             Net Asset Value      Investment         (Losses)        Distributions from      Distributions from
                           Beginning of Period   Income (Loss)    on Investments    Net Investment Income   Realized Capital Gains
                           -------------------   -------------   ---------------    ---------------------   ----------------------
Balanced Fund
Trust Shares
           1998***                 $13.09           $ 0.15           $ 0.56               $(0.15)                 $   --
           1998                     11.94             0.31             2.19                (0.32)                  (1.03)
           1997                     11.55             0.33             1.47                (0.32)                  (1.09)
           1996                     10.26             0.33             1.41                (0.34)                  (0.11)
           1995                      9.76             0.33             0.49                (0.32)                     --
           1994(1)                  10.00             0.11            (0.29)               (0.06)                     --
Investor Shares
           1998***                 $13.14           $ 0.13           $ 0.57               $(0.13)                 $   --
           1998                     11.99             0.28             2.19                (0.29)                  (1.03)
           1997                     11.60             0.29             1.48                (0.29)                  (1.09)
           1996                     10.30             0.30             1.41                (0.30)                  (0.11)
           1995                      9.79             0.28             0.51                (0.28)                     --
           1994(2)                  10.00             0.03            (0.24)                  --                      --
Flex Shares
           1998***                 $13.02           $ 0.08           $ 0.56               $(0.08)                 $   --
           1998                     11.90             0.20             2.16                (0.21)                  (1.03)
           1997                     11.53             0.22             1.45                (0.21)                  (1.09)
           1996(3)                  10.36             0.24             1.29                (0.25)                  (0.11)
Capital Growth Fund
Trust Shares
           1998***                 $16.48           $ 0.04           $ 1.09               $(0.05)                 $   --
           1998                     15.09             0.09             3.96                (0.09)                  (2.57)
           1997                     14.90             0.12             3.13                (0.12)                  (2.94)
           1996                     12.18             0.12             3.32                (0.13)                  (0.59)
           1995                     11.99             0.16             0.57                (0.14)                  (0.40)
           1994                     11.95             0.16             0.31                (0.17)                  (0.26)
Investor Shares
           1998***                 $16.43           $   --           $ 1.08               $   --                  $   --
           1998                     15.06            (0.01)            3.95                   --                   (2.57)
           1997                     14.89             0.03             3.10                (0.02)                  (2.94)
           1996                     12.17             0.03             3.32                (0.04)                  (0.59)
           1995                     11.98             0.09             0.57                (0.07)                  (0.40)
           1994                     11.93             0.09             0.31                (0.09)                  (0.26)
Flex Shares
           1998***                 $16.22           $(0.04)          $ 1.06               $   --                  $   --
           1998                     14.96            (0.04)            3.87                   --                   (2.57)
           1997                     14.84            (0.01)            3.07                   --                   (2.94)
           1996(4)                  12.20             0.02             3.26                (0.05)                  (0.59)
Emerging Markets Equity Fund
Trust Shares
           1998***                 $ 8.87           $ 0.08           $(1.63)              $   --                  $   --
           1998                     10.79             0.16            (1.86)               (0.08)                  (0.14)
           1997(5)                  10.00             0.04             0.75                   --                      --


  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1998. Return is for the period indicated and has not been annualized.
(1) Commenced operations on January 3, 1994.
(2) Commenced operations on January 4, 1994.

--------------------------------------------------------------------------------

                                                                                                     Ratio of
                                  Net Asset                  Net Assets         Ratio of          Net Investment
                                  Value End     Total          End of         Expenses to        Income (Loss) to
                                  of Period   Return (A)    Period (000)   Average Net Assets   Average Net Assets
                                 ----------   ----------    ------------   ------------------   ------------------
Balanced Fund
Trust Shares
           1998***                 $13.65        5.48%      $  199,777            0.97%                2.25%
           1998                     13.09       22.15%         188,465            0.96%                2.51%
           1997                     11.94       16.66%         151,358            0.95%                2.89%
           1996                     11.55       17.26%         111,638            0.95%                3.00%
           1995                     10.26        8.72%          89,051            0.95%                3.44%
           1994(1)                   9.76       (1.78%)**       90,579            0.95%*               2.76%*
Investor Shares
           1998***                 $13.71        5.38%       $  11,228            1.27%                1.95%
           1998                     13.14       21.72%           8,313            1.26%                2.21%
           1997                     11.99       16.27%           6,012            1.25%                2.58%
           1996                     11.60       16.88%           4,896            1.25%                2.70%
           1995                     10.30        8.29%           3,765            1.25%                3.17%
           1994(2)                   9.79       (2.10%)**        2,311            1.25%*               2.46%*
Flex Shares
           1998***                 $13.58        4.99%       $  40,139            2.03%                1.20%
           1998                     13.02       20.85%          27,625            2.02%                1.41%
           1997                     11.90       15.40%           6,067            2.01%                1.84%
           1996(3)                  11.53       15.58%*          3,131            2.00%*               1.85%*
Capital Growth Fund
Trust Shares
           1998***                 $17.56        6.89%      $1,603,031            1.17%                0.53%
           1998                     16.48       29.51%       1,532,587            1.16%                0.61%
           1997                     15.09       24.66%       1,085,128            1.15%                0.83%
           1996                     14.90       28.97%         981,498            1.15%                0.90%
           1995                     12.18        6.63%         984,205            1.15%                1.38%
           1994                     11.99        3.87%         891,870            1.15%                1.25%
Investor Shares
           1998***                 $17.51        6.59%      $  280,649            1.82%               (0.04%)
           1998                     16.43       28.71%         271,044            1.81%               (0.03%)
           1997                     15.06       23.74%         218,660            1.80%                0.19%
           1996                     14.89       28.18%         191,078            1.80%                0.24%
           1995                     12.17        5.93%         160,875            1.80%                0.73%
           1994                     11.98        3.26%         170,795            1.80%                0.64%
Flex Shares
           1998***                 $17.24        6.29%      $  126,430            2.29%               (0.57%)
           1998                     16.22       28.12%         106,670            2.26%               (0.46%)
           1997                     14.96       23.24%          36,753            2.27%               (0.29%)
           1996(4)                  14.84       27.48%*         10,969            2.27%*              (0.29%)*
Emerging Markets Equity Fund
Trust Shares
           1998***                 $ 7.32      (17.47%)      $  27,616            1.57%                2.03%
           1998                      8.87      (15.74%)         34,554            1.56%                1.14%
           1997(5)                  10.79        7.90%**        39,495            1.55%*               1.37%*


                                                             Ratio of
                                     Ratio of             Net Investment
                                    Expenses to         Income (Loss) to
                                 Average Net Assets     Average Net Assets     Portfolio
                                 (Excluding Waivers    (Excluding Waivers       Turnover
                                 and Reimbursements)   and Reimbursements)        Rate
                                 -------------------   -------------------     ---------
Balanced Fund
Trust Shares
           1998***                    1.06%                 2.16%                93%
           1998                       1.08%                 2.39%               154%
           1997                       1.08%                 2.76%               197%
           1996                       1.09%                 2.86%               155%
           1995                       1.11%                 3.28%               157%
           1994(1)                    1.25%*                2.46%*              106%
Investor Shares
           1998***                    1.45%                 1.77%                93%
           1998                       1.59%                 1.88%               154%
           1997                       1.64%                 2.19%               197%
           1996                       1.89%                 2.06%               155%
           1995                       1.80%                 2.62%               157%
           1994(2)                    4.91%*               (1.20%)*             106%
Flex Shares
           1998***                    2.16%                 1.07%                93%
           1998                       2.23%                 1.20%               154%
           1997                       2.45%                 1.40%               197%
           1996(3)                    2.97%*                0.88%*              155%
Capital Growth Fund
Trust Shares
           1998***                    1.26%                 0.44%                78%
           1998                       1.27%                 0.50%               194%
           1997                       1.25%                 0.73%               141%
           1996                       1.27%                 0.78%               156%
           1995                       1.28%                 1.25%               128%
           1994                       1.29%                 1.11%               124%
Investor Shares
           1998***                    1.93%                (0.15%)               78%
           1998                       2.01%                (0.23%)              194%
           1997                       2.02%                (0.03%)              141%
           1996                       2.08%                (0.04%)              156%
           1995                       2.10%                 0.43%               128%
           1994                       2.11%                 0.33%               124%
Flex Shares
           1998***                    2.37%                (0.65%)               78%
           1998                       2.37%                (0.57%)              194%
           1997                       2.43%                (0.45%)              141%
           1996(4)                    2.68%*               (0.70%)*             156%
Emerging Markets Equity Fund
Trust Shares
           1998***                    1.63%                 1.97%                31%
           1998                       1.78%                 0.92%                74%
           1997(5)                    2.04%*                0.88%*               24%

(3) Commenced operations on June 14, 1995.
(4) Commenced operations on June 1, 1995.
(5) Commenced operations on January 31, 1997.
(A) Total return figures do not reflect applicable sales loads.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS For the Period Ended November 30, 1998 (unaudited) and the Years Ended May 31. For a Share Outstanding Throughout the Periods

                                                                             Net Realized and
                                                                  Net        Unrealized Gains
                                         Net Asset Value      Investment         (Losses)
                                       Beginning of Period   Income (Loss)    on Investments
                                       -------------------   -------------   ----------------

International Equity Fund
Trust Shares
           1998***                           $15.00             $ 0.05          $ (1.65)
           1998                               13.63               0.04             2.69
           1997                               11.40               0.03             2.57
           1996(1)                            10.00               0.05             1.35
Investor Shares
           1998***                           $14.92             $ 0.02          $ (1.64)
           1998                               13.58               0.02             2.64
           1997                               11.38              (0.01)            2.56
           1996(2)                            10.44               0.04             0.90
Flex Shares
           1998***                           $14.68             $(0.03)         $ (1.61)
           1998                               13.47               0.07             2.46
           1997                               11.37              (0.04)            2.49
           1996(2)                            10.44               0.02             0.91
International Equity Index Fund
Trust Shares
           1998***                           $13.31             $ 0.04           $ 0.34
           1998                               11.34               0.11             2.65
           1997                               10.96               0.10             0.69
           1996                               10.24               0.10             0.84
           1995(3)                            10.00               0.08             0.19
Investor Shares
           1998***                           $13.20             $(0.01)          $ 0.35
           1998                               11.26               0.16             2.53
           1997                               10.88               0.03             0.72
           1996                               10.20               0.05             0.85
           1995(3)                            10.00               0.05             0.17
Flex Shares
           1998***                           $13.17             $(0.08)          $ 0.38
           1998                               11.24               0.17             2.44
           1997                               10.87              (0.05)            0.72
           1996(4)                            10.24                 --             0.82
Mid-Cap Equity Fund (B)
Trust Shares
           1998***                           $13.79             $(0.03)          $(1.19)
           1998                               13.21                 --             2.54
           1997                               12.76               0.03             1.69
           1996                               11.00               0.08             2.63
           1995                                9.85               0.08             1.15
           1994(5)                            10.00               0.02            (0.16)
Investor Shares
           1998***                           $13.67             $(0.06)          $(1.17)
           1998                               13.17              (0.03)            2.49
           1997                               12.74              (0.03)            1.69
           1996                               10.99               0.03             2.62
           1995                                9.84               0.03             1.15
           1994(6)                            10.00               0.01            (0.17)
Flex Shares
           1998***                           $13.42             $(0.09)          $(1.16)
           1998                               13.04              (0.04)            2.38
           1997                               12.69              (0.07)            1.64
           1996(7)                            11.13                 --             2.45




                                           Distributions from       Distributions from
                                          Net Investment Income    Realized Capital Gains
                                          ---------------------    ----------------------
International Equity Fund
Trust Shares
           1998***                             $   --                     $   --
           1998                                 (0.04)                     (1.32)
           1997                                 (0.02)                     (0.35)
           1996(1)                                 --                         --
Investor Shares
           1998***                             $   --                     $   --
           1998                                    --                      (1.32)
           1997                                    --                      (0.35)
           1996(2)                                 --                         --
Flex Shares
           1998***                             $   --                      $  --
           1998                                    --                       (1.32)
           1997                                    --                       (0.35)
           1996(2)                                 --                         --
International Equity Index Fund
Trust Shares
           1998***                             $   --                      $  --
           1998                                 (0.11)                     (0.68)
           1997                                 (0.11)                     (0.30)
           1996                                 (0.13)                     (0.09)
           1995(3)                              (0.02)                     (0.01)
Investor Shares
           1998***                             $   --                      $  --
           1998                                 (0.07)                     (0.68)
           1997                                 (0.07)                     (0.30)
           1996                                 (0.13)                     (0.09)
           1995(3)                              (0.01)                     (0.01)
Flex Shares
           1998***                             $   --                      $  --
           1998                                    --                      (0.68)
           1997                                    --                      (0.30)
           1996(4)                              (0.10)                     (0.09)
Mid-Cap Equity Fund (B)
Trust Shares
           1998***                             $   --                      $  --
           1998                                    --                      (1.96)
           1997                                 (0.05)                     (1.22)
           1996                                 (0.08)                     (0.87)
           1995                                 (0.08)                        --
           1994(5)                              (0.01)                        --
Investor Shares
           1998***                             $   --                      $  --
           1998                                    --                      (1.96)
           1997                                 (0.01)                     (1.22)
           1996                                 (0.03)                     (0.87)
           1995                                 (0.03)                        --
           1994(6)                                 --                         --
Flex Shares
           1998***                             $   --                     $   --
           1998                                    --                      (1.96)
           1997                                    --                      (1.22)
           1996(7)                              (0.02)                     (0.87)


  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1998. Return is for the period indicated and has not been annualized.
(1) Commenced operations on December 1, 1995.
(2) Commenced operations on January 2, 1996.
(3) Commenced operations on June 6, 1994.

--------------------------------------------------------------------------------

                                         Net Asset                  Net Assets         Ratio of
                                         Value End     Total          End of         Expenses to
                                         of Period   Return (A)    Period (000)   Average Net Assets
                                        ----------   ----------    ------------   ------------------
International Equity Fund
Trust Shares
           1998***                         $13.40    (10.67%)        $556,337            1.48%
           1998                             15.00     21.87%          628,870            1.47%
           1997                             13.63     23.29%          489,325            1.46%
           1996(1)                          11.40     14.00%**        213,306            1.46%*
Investor Shares
           1998***                         $13.30    (10.86%)        $ 15,454            1.83%
           1998                             14.92     21.39%           17,383            1.82%
           1997                             13.58     22.85%           10,674            1.81%
           1996(2)                          11.38      9.00%**          3,448            1.81%*
Flex Shares
           1998***                         $13.04    (11.17%)        $ 19,202            2.53%
           1998                             14.68     20.54%           21,164            2.52%
           1997                             13.47     21.98%            8,375            2.51%
           1996(2)                          11.37      8.91%**            953            2.51%*
International Equity Index Fund
Trust Shares
           1998***                         $13.69      2.85%         $ 52,983            1.07%
           1998                             13.31     25.82%           56,200            1.06%
           1997                             11.34      7.48%           53,516            1.05%
           1996                             10.96      9.29%           90,980            1.05%
           1995(3)                          10.24      2.69%**         89,446            1.05%*
Investor Shares
           1998***                         $13.54      2.58%         $  5,587            1.47%
           1998                             13.20     25.25%            7,141            1.46%
           1997                             11.26      7.12%            5,592            1.45%
           1996                             10.88      8.90%            5,597            1.45%
           1995(3)                          10.20      2.18%**          3,960            1.45%*
Flex Shares
           1998***                         $13.47      2.28%         $  1,044            2.12%
           1998                             13.17     24.50%            1,469            2.11%
           1997                             11.24      6.41%              900            2.10%
           1996(4)                          10.87      8.32%**            917            2.10%*
Mid-Cap Equity Fund (B)
Trust Shares
           1998***                         $12.57     (8.85)%       $ 299,630            1.17%
           1998                             13.79     21.14%          337,825            1.16%
           1997                             13.21     14.23%          287,370            1.15%
           1996                             12.76     25.54%          253,905            1.15%
           1995                             11.00     12.56%          125,562            1.15%
           1994(5)                           9.85     (1.39%)**        57,036            1.15%*
Investor Shares
           1998***                         $12.44     (9.00)%        $ 21,026            1.62%
           1998                             13.67     20.56%           24,930            1.61%
           1997                             13.17     13.76%           20,245            1.60%
           1996                             12.74     24.93%           17,971            1.60%
           1995                             10.99     11.96%            7,345            1.60%
           1994(6)                           9.84     (1.60%)**         3,004            1.60%*
Flex Shares
           1998***                         $12.17     (9.31)%        $ 17,466            2.22%
           1998                             13.42     19.80%           19,042            2.21%
           1997                             13.04     13.06%           10,120            2.20%
           1996(7)                          12.69     23.00%*           5,029            2.20%*


                                                                                       Ratio of
                                                                Ratio of            Net Investment
                                          Ratio of             Expenses to         Income (Loss) to
                                       Net Investment       Average Net Assets    Average Net Assets      Portfolio
                                      Income (Loss) to      (Excluding Waivers    (Excluding Waivers       Turnover
                                     Average Net Assets     and Reimbursements)   and Reimbursements)        Rate
                                     ------------------     -------------------   -------------------     ---------

International Equity Fund
Trust Shares
           1998***                         0.64%                    1.52%                  0.60%              65%
           1998                            0.61%                    1.48%                  0.60%             108%
           1997                            0.51%                    1.51%                  0.46%             139%
           1996(1)                         1.36%*                   1.65%*                 1.17%*            113%
Investor Shares
           1998***                         0.23%                    1.86%                  0.20%              65%
           1998                            0.24%                    1.91%                  0.15%             108%
           1997                            0.18%                    2.05%                 (0.06%)            139%
           1996(2)                         1.73%*                   3.14%*                 0.40%*            113%
Flex Shares
           1998***                        (0.51%)                   2.53%                 (0.51%)             65%
           1998                           (0.46%)                   2.58%                 (0.52%)            108%
           1997                           (0.27%)                   3.03%                 (0.79%)            139%
           1996(2)                         1.08%*                   5.86%*                (2.27%)*           113%
International Equity Index Fund
Trust Shares
           1998***                         0.59%                    1.17%                  0.49%              23%
           1998                            0.88%                    1.18%                  0.76%               1%
           1997                            0.71%                    1.15%                  0.61%               2%
           1996                            0.84%                    1.19%                  0.70%              30%
           1995(3)                         1.13%*                   1.31%*                 0.87%*             10%
Investor Shares
           1998***                         0.23%                    1.68%                  0.02%              23%
           1998                            0.50%                    1.84%                  0.12%               1%
           1997                            0.28%                    1.88%                 (0.15%)              2%
           1996                            0.48%                    2.06%                 (0.13%)             30%
           1995(3)                         0.67%*                   2.44%*                (0.32%)*            10%
Flex Shares
           1998***                        (0.34)%                   2.92%                 (1.14%)             23%
           1998                           (0.03%)                   3.52%                 (1.44%)              1%
           1997                           (0.39%)                   3.69%                 (1.98%)              2%
           1996(4)                        (0.24%)*                  4.14%*                (2.28%)*            30%
Mid-Cap Equity Fund (B)
Trust Shares
           1998***                        (0.44%)                   1.28%                 (0.55%)             34%
           1998                           (0.29%)                   1.27%                 (0.40%)            129%
           1997                            0.23%                    1.26%                  0.12%             152%
           1996                            0.70%                    1.29%                  0.56%             116%
           1995                            0.88%                    1.32%                  0.71%              66%
           1994(5)                         1.20%*                   1.68%*                 0.67%*              8%
Investor Shares
           1998***                        (0.86%)                   1.76%                 (1.00%)             34%
           1998                           (0.75%)                   1.84%                 (0.98%)            129%
           1997                           (0.21%)                   1.85%                 (0.46%)            152%
           1996                            0.25%                    1.96%                 (0.11%)            116%
           1995                            0.43%                    2.27%                 (0.24%)             66%
           1994(6)                         0.74%*                   4.60%*                (2.26%)*             8%
Flex Shares
           1998***                        (1.49%)                   2.47%                 (1.74%)             34%
           1998                           (1.37%)                   2.47%                 (1.63%)            129%
           1997                           (0.85%)                   2.58%                 (1.23%)            152%
           1996(7)                        (0.37%)*                  3.04%*                (1.21%)*           116%

(4) Commenced operations on June 8, 1995.
(5) Commenced operations on February 2, 1994.
(6) Commenced operations on February 1, 1994.
(7) Commenced operations on June 5, 1995.
(A) Total return figures do not reflect applicable sales loads.
(B) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS For the Period Ended November 30, 1998 (unaudited) and the Years Ended May 31. For a Share Outstanding Throughout the Periods


                                                                     Net Realized and
                                                          Net        Unrealized Gains
                                 Net Asset Value      Investment         (Losses)        Distributions from    Distributions from
                               Beginning of Period   Income (Loss)    on Investments    Net Investment Income Realized Capital Gains
                               -------------------   -------------   ---------------    --------------------- ----------------------

Small Cap Equity Fund
Trust Shares
           1998***                   $12.88             $ 0.07           $(2.31)              $(0.06)              $--
           1998                       11.07               0.14             2.41                (0.12)               (0.62)
           1997(1)                    10.00               0.05             1.04                (0.02)               --
Flex Shares
           1998***                   $12.80             $--              $(2.28)              $--                  $--
           1998(2)                    11.28               0.03             2.17                (0.06)               (0.62)
Small Cap Growth Stock Fund
Trust Shares
           1998(3)***                $10.00             $--              $ 3.26               $--                  $--
Flex Shares
           1998(3)***                $10.00             $--              $ 3.24               $--                  $--
Sunbelt Equity Fund
Trust Shares
           1998***                   $15.12             $(0.05)          $(3.39)              $--                  $--
           1998                       13.28               0.01             3.03                --                   (1.20)
           1997                       14.11              (0.09)            0.25                --                   (0.99)
           1996                       10.03              (0.04)            4.32                --                   (0.20)
           1995                        9.70              (0.01)            0.38                --                   (0.04)
           1994(4)                    10.00              --               (0.30)               --                   --
Investor Shares
           1998***                   $14.77             $(0.10)          $(3.29)              $--                  $--
           1998                       13.06              (0.07)            2.98                --                   (1.20)
           1997                       13.95              (0.14)            0.24                --                   (0.99)
           1996                        9.96              (0.11)            4.30                --                   (0.20)
           1995                        9.69              (0.05)            0.36                --                   (0.04)
           1994(5)                    10.00              (0.02)           (0.29)               --                   --
Flex Shares
           1998***                   $14.60             $(0.08)          $(3.31)              $--                  $--
           1998                       13.00              (0.09)            2.89                --                   (1.20)
           1997                       13.97              (0.14)            0.16                --                   (0.99)
           1996(6)                    10.20              (0.07)            4.04                --                   (0.20)
Value Income Stock Fund
Trust Shares
           1998***                   $13.90             $ 0.13           $--                  $(0.13)              $--
           1998                       13.71               0.26             2.62                (0.27)               (2.42)
           1997                       13.15               0.30             2.32                (0.30)               (1.76)
           1996                       11.59               0.35             2.71                (0.34)               (1.16)
           1995                       10.54               0.32             1.56                (0.32)               (0.51)
           1994                       10.23               0.29             0.70                (0.32)               (0.36)
Investor Shares
           1998***                   $13.87             $ 0.10           $ 0.01               $(0.11)              $--
           1998                       13.68               0.20             2.62                (0.21)               (2.42)
           1997                       13.13               0.25             2.32                (0.26)               (1.76)
           1996                       11.58               0.30             2.71                (0.30)               (1.16)
           1995                       10.52               0.28             1.56                (0.27)               (0.51)
           1994                       10.23               0.26             0.67                (0.27)               (0.37)
Flex Shares
           1998***                   $13.75             $ 0.05           $ 0.01               $(0.06)              $--
           1998                       13.61               0.12             2.57                (0.13)               (2.42)
           1997                       13.08               0.18             2.29                (0.18)               (1.76)
           1996(7)                    11.59               0.26             2.65                (0.26)               (1.16)

  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1998. Return is for the period indicated and has not been annualized.
(1) Commenced operations on January 31, 1997.
(2) Commenced operations on June 5, 1997.
(3) Commenced operations on October 8, 1998.

--------------------------------------------------------------------------------

                                   Net Asset                  Net Assets         Ratio of
                                   Value End     Total          End of         Expenses to
                                   of Period   Return (A)    Period (000)   Average Net Assets
                                  ----------   ----------    ------------   ------------------

Small Cap Equity Fund
Trust Shares
           1998***                    $10.58    (17.39)%      $  321,181            1.22%
           1998                        12.88     23.59%          390,841            1.21%
           1997(1)                     11.07     10.97%**        131,049            1.20%*
Flex Shares
           1998***                    $10.52    (17.80)%      $   29,036            2.27%
           1998(2)                     12.80     22.29%**         40,613            2.06%*
Small Cap Growth Stock Fund
Trust Shares
           1998(3)***                 $13.26      9.86%       $   13,474            1.20%
Flex Shares
           1998(3)***                 $13.24      9.78%       $      811            2.25%
Sunbelt Equity Fund
Trust Shares
           1998***                    $11.68     22.75%       $  310,355            1.17%
           1998                        15.12     23.86%          431,921            1.16%
           1997                        13.28      1.48%          381,371            1.15%
           1996                        14.11     43.19%          412,430            1.15%
           1995                        10.03      3.81%          258,908            1.15%
           1994(4)                      9.70     (2.99%)**       128,280            1.15%*
Investor Shares
           1998***                    $11.38     18.19%       $   21,962            1.62%
           1998                        14.77     23.25%           30,860            1.61%
           1997                        13.06      1.05%           28,095            1.60%
           1996                        13.95     42.58%           29,002            1.60%
           1995                         9.96      3.20%           22,180            1.60%
           1994(5)                      9.69     (3.10%)**        16,077            1.60%*
Flex Shares
           1998***                    $11.21     18.65%       $    6,511            2.22%
           1998                        14.60     22.48%            8,070            2.21%
           1997                        13.00      0.46%            5,689            2.20%
           1996(6)                     13.97     39.86%*           2,705            2.20%*
Value Income Stock Fund
Trust Shares
           1998***                    $13.90      1.00%       $1,613,933            0.92%
           1998                        13.90     23.10%        1,725,418            0.92%
           1997                        13.71     22.18%        1,488,062            0.91%
           1996                        13.15     27.91%        1,244,399            0.92%
           1995                        11.59     19.06%          991,977            0.95%
           1994                        10.54      9.95%          573,082            0.88%
Investor Shares
           1998***                    $13.87      0.84%       $  199,035            1.27%
           1998                        13.87     22.71%          210,591            1.27%
           1997                        13.68     21.69%          165,999            1.30%
           1996                        13.13     27.39%          130,597            1.30%
           1995                        11.58     18.71%           92,256            1.30%
           1994                        10.52      9.27%           60,589            1.25%
Flex Shares
           1998***                    $13.75      0.47%       $  173,469            2.02%
           1998                        13.75     21.76%          180,530            2.01%
           1997                        13.61     20.91%           73,466            2.00%
           1996(7)                     13.08     26.52%*          26,298            2.00%*


                                                                                Ratio of
                                                         Ratio of            Net Investment
                                   Ratio of             Expenses to         Income (Loss) to
                                Net Investment       Average Net Assets    Average Net Assets      Portfolio
                               Income (Loss) to      (Excluding Waivers    (Excluding Waivers       Turnover
                              Average Net Assets     and Reimbursements)   and Reimbursements)        Rate
                              ------------------     -------------------   -------------------     ---------

Small Cap Equity Fund
Trust Shares
           1998***                 1.24%                  1.29%                 1.18%                 26%
           1998                    1.07%                  1.31%                 0.97%                 55%
           1997(1)                 1.86%*                 1.37%*                1.69%*                27%
Flex Shares
           1998***                 0.19%                  2.54%                (0.08%)                26%
           1998(2)                 0.01%*                 2.35%*               (0.28%)*               55%
Small Cap Growth Stock Fund
Trust Shares
           1998(3)***              0.19%                  2.45%                (1.06%)                11%
Flex Shares
           1998(3)***             (1.00%)                 7.57%                (6.33%)                11%
Sunbelt Equity Fund
Trust Shares
           1998***                (0.56%)                 1.29%                (0.68%)                47%
           1998                   (0.90%)                 1.27%                (1.01%)                70%
           1997                   (0.65%)                 1.26%                (0.76%)                72%
           1996                   (0.34%)                 1.28%                (0.47%)               106%
           1995                   (0.12%)                 1.30%                (0.27%)                80%
           1994(4)                (0.19%)*                1.58%*               (0.62%)*               21%
Investor Shares
           1998***                (0.97%)                 1.79%                (1.14%)                47%
           1998                   (1.35%)                 1.86%                (1.60%)                70%
           1997                   (1.10%)                 1.84%                (1.34%)                72%
           1996                   (0.79%)                 1.93%                (1.12%)               106%
           1995                   (0.57%)                 1.98%                (0.95%)                80%
           1994(5)                (0.63%)*                2.04%*               (1.07%)*               21%
Flex Shares
           1998***                (1.61%)                 2.60%                (1.99%)                47%
           1998                   (1.96%)                 2.58%                (2.33%)                70%
           1997                   (1.72%)                 2.69%                (2.21%)                72%
           1996(6)                (1.43%)*                3.62%*               (2.85%)*              106%
Value Income Stock Fund
Trust Shares
           1998***                 1.91%                  0.92%                 1.91%                 32%
           1998                    1.85%                  0.92%                 1.85%                 99%
           1997                    2.40%                  0.91%                 2.40%                105%
           1996                    2.86%                  0.92%                 2.86%                134%
           1995                    3.16%                  0.95%                 3.16%                126%
           1994                    3.21%                  0.97%                 3.12%                149%
Investor Shares
           1998***                 1.56%                  1.27%                 1.56%                 32%
           1998                    1.47%                  1.27%                 1.47%                 99%
           1997                    2.01%                  1.31%                 2.00%                105%
           1996                    2.47%                  1.37%                 2.40%                134%
           1995                    2.80%                  1.41%                 2.69%                126%
           1994                    2.80%                  1.44%                 2.61%                149%
Flex Shares
           1998***                 0.82%                  2.02%                 0.82%                 32%
           1998                    0.78%                  2.01%                 0.78%                 99%
           1997                    1.33%                  2.03%                 1.30%                105%
           1996(7)                 1.72%*                 2.15%*                1.57%*               134%

(4) Commenced operations on January 3, 1994.
(5) Commenced operations on January 4, 1994.
(6) Commenced operations on June 5, 1995.
(7) Commenced operations on June 1, 1995.
(A) Total return figures do not reflect applicable sales loads.

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS For the Period Ended November 30, 1998 (unaudited) and the Years Ended May 31. For a Share Outstanding Throughout the Periods

                                                                        Net Realized and
                                                             Net        Unrealized Gains
                                    Net Asset Value      Investment         (Losses)
                                  Beginning of Period   Income (Loss)    on Investments
                                  -------------------   -------------   ---------------

Florida Tax-Exempt Bond Fund
Trust Shares
           1998***                       $10.72           $ 0.21           $ 0.18
           1998                           10.28             0.44             0.45
           1997                           10.06             0.46             0.25
           1996                           10.18             0.46            (0.07)
           1995                            9.75             0.44             0.43
           1994(1)                        10.00             0.13            (0.25)
Investor Shares
           1998***                       $10.72           $ 0.20           $ 0.19
           1998                           10.29             0.42             0.44
           1997                           10.07             0.44             0.25
           1996                           10.18             0.44            (0.06)
           1995                            9.75             0.42             0.43
           1994(2)                        10.00             0.13            (0.25)
Flex Shares
           1998***                       $10.74           $ 0.18           $ 0.18
           1998                           10.30             0.37             0.45
           1997                           10.08             0.39             0.25
           1996(3)                        10.19             0.39            (0.06)
Georgia Tax-Exempt Bond Fund
Trust Shares
           1998***                       $10.11           $ 0.20           $ 0.15
           1998                            9.73             0.41             0.39
           1997                            9.56             0.42             0.22
           1996                            9.63             0.43            (0.05)
           1995                            9.42             0.42             0.21
           1994(2)                        10.00             0.14            (0.58)
Investor Shares
           1998***                       $10.13           $ 0.19           $ 0.15
           1998                            9.74             0.39             0.40
           1997                            9.58             0.40             0.21
           1996                            9.65             0.41            (0.05)
           1995                            9.44             0.40             0.21
           1994(4)                        10.00             0.13            (0.56)
Flex Shares
           1998***                       $10.12           $ 0.16           $ 0.14
           1998                            9.73             0.34             0.40
           1997                            9.56             0.35             0.22
           1996(5)                         9.72             0.36            (0.14)





                                    Distributions from       Distributions from
                                   Net Investment Income    Realized Capital Gains
                                   ---------------------    ----------------------

Florida Tax-Exempt Bond Fund
Trust Shares
           1998***                      $(0.21)                     $--
           1998                          (0.44)                      (0.01)
           1997                          (0.46)                      (0.03)
           1996                          (0.46)                      (0.05)
           1995                          (0.44)                      --
           1994(1)                       (0.13)                      --
Investor Shares
           1998***                      $(0.20)                     $--
           1998                          (0.42)                      (0.01)
           1997                          (0.44)                      (0.03)
           1996                          (0.44)                      (0.05)
           1995                          (0.42)                      --
           1994(2)                       (0.13)                      --
Flex Shares
           1998***                      $(0.18)                     $--
           1998                          (0.37)                      (0.01)
           1997                          (0.39)                      (0.03)
           1996(3)                       (0.39)                      (0.05)
Georgia Tax-Exempt Bond Fund
Trust Shares
           1998***                      $(0.20)                     $--
           1998                          (0.41)                      (0.01)
           1997                          (0.42)                      (0.05)
           1996                          (0.43)                      (0.02)
           1995                          (0.42)                      --
           1994(2)                       (0.14)                      --
Investor Shares
           1998***                      $(0.19)                     $--
           1998                          (0.39)                      (0.01)
           1997                          (0.40)                      (0.05)
           1996                          (0.41)                      (0.02)
           1995                          (0.40)                      --
           1994(4)                       (0.13)                      --
Flex Shares
           1998***                      $(0.16)                     $--
           1998                          (0.34)                      (0.01)
           1997                          (0.35)                      (0.05)
           1996(5)                       (0.36)                      (0.02)

  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1998. Return is for the period indicated and has not been annualized.
(1) Commenced operations on January 25, 1994.
(2) Commenced operations on January 18, 1994.

--------------------------------------------------------------------------------

                                       Net Asset                 Net Assets         Ratio of
                                      Value End     Total          End of         Expenses to
                                      of Period   Return (A)    Period (000)   Average Net Assets
                                     ----------   ----------    ------------   ------------------

Florida Tax-Exempt Bond Fund
Trust Shares
           1998***                      $10.90       3.70%        $ 106,117            0.67%
           1998                          10.72       8.77%           93,939            0.66%
           1997                          10.28       7.22%           50,487            0.65%
           1996                          10.06       3.87%           30,790            0.65%
           1995                          10.18       9.26%           10,118            0.65%
           1994(1)                        9.75      (1.19%)**         3,192            0.65%*
Investor Shares
           1998***                      $10.91       3.69%        $   3,789            0.87%
           1998                          10.72       8.46%            3,381            0.86%
           1997                          10.29       7.00%            3,226            0.85%
           1996                          10.07       3.76%            4,025            0.85%
           1995                          10.18       9.04%            3,320            0.85%
           1994(2)                        9.75      (1.22%)**         2,280            0.85%*
Flex Shares
           1998***                      $10.92       3.34%        $  10,751            1.37%
           1998                          10.74       8.04%            8,160            1.36%
           1997                          10.30       6.48%            3,000            1.35%
           1996(3)                       10.08       3.27%*           2,692            1.35%*
Georgia Tax-Exempt Bond Fund
Trust Shares
           1998***                      $10.26       3.48%        $  74,243            0.67%
           1998                          10.11       8.37%           62,363            0.66%
           1997                           9.73       6.79%           39,732            0.65%
           1996                           9.56       3.89%           22,950            0.65%
           1995                           9.63       6.94%           13,187            0.65%
           1994(2)                        9.42      (4.43%)**         4,338            0.65%*
Investor Shares
           1998***                      $10.28       3.36%        $   3,390            0.87%
           1998                          10.13       8.26%            3,975            0.86%
           1997                           9.74       6.47%            3,511            0.85%
           1996                           9.58       3.69%            3,418            0.85%
           1995                           9.65       6.70%            3,268            0.85%
           1994(4)                        9.44      (4.29%)**         3,300            0.85%*
Flex Shares
           1998***                      $10.26       3.02%        $   9,323            1.37%
           1998                          10.12       7.74%            8,264            1.36%
           1997                           9.73       6.06%            4,662            1.35%
           1996(5)                        9.56       2.25%*           4,207            1.35%*


                                                                                      Ratio of
                                                                Ratio of           Net Investment
                                         Ratio of              Expenses to        Income (Loss) to
                                      Net Investment       Average Net Assets    Average Net Assets      Portfolio
                                     Income (Loss) to      (Excluding Waivers    (Excluding Waivers       Turnover
                                    Average Net Assets     and Reimbursements)   and Reimbursements)        Rate
                                    ------------------     -------------------   -------------------     ---------

Florida Tax-Exempt Bond Fund
Trust Shares
           1998***                         3.94%                 0.76%                 3.85%               41%
           1998                            4.16%                 0.80%                 4.02%               69%
           1997                            4.48%                 0.80%                 4.33%              135%
           1996                            4.49%                 0.88%                 4.26%               63%
           1995                            4.63%                 1.13%                 4.15%              105%
           1994(1)                         3.86%*                1.12%*                3.39%*              53%
Investor Shares
           1998***                         3.75%                 1.33%                 3.28%               41%
           1998                            3.98%                 1.34%                 3.50%               69%
           1997                            4.28%                 1.31%                 3.82%              135%
           1996                            4.28%                 1.36%                 3.77%               63%
           1995                            4.36%                 1.50%                 3.71%              105%
           1994(2)                         3.67%*                3.20%*                1.32%*              53%
Flex Shares
           1998***                         3.25%                 1.91%                 2.71%               41%
           1998                            3.45%                 2.01%                 2.80%               69%
           1997                            3.78%                 2.28%                 2.85%              135%
           1996(3)                         3.79%*                2.54%*                2.60%*              63%
Georgia Tax-Exempt Bond Fund
Trust Shares
           1998***                         3.89%                 0.77%                 3.78%                3%
           1998                            4.09%                 0.81%                 3.94%                7%
           1997                            4.31%                 0.81%                 4.15%               15%
           1996                            4.36%                 0.89%                 4.12%               60%
           1995                            4.56%                 0.98%                 4.23%               25%
           1994(2)                         4.12%*                1.06%*                3.71%*              26%
Investor Shares
           1998***                         3.69%                 1.24%                 3.33%                3%
           1998                            3.89%                 1.30%                 3.45%                7%
           1997                            4.10%                 1.33%                 3.62%               15%
           1996                            4.17%                 1.41%                 3.61%               60%
           1995                            4.31%                 1.43%                 3.73%               25%
           1994(4)                         3.93%*                2.36%*                2.42%*              26%
Flex Shares
           1998***                         3.22%                 1.92%                 2.67%                3%
           1998                            3.39%                 2.02%                 2.73%                7%
           1997                            3.60%                 2.07%                 2.88%               15%
           1996(5)                         3.66%*                2.35%*                2.66%*              60%

(3) Commenced operations on June 1, 1995.
(4) Commenced operations on January 19, 1994.
(5) Commenced operations on June 6, 1995.
(A) Total return figures do not reflect applicable sales loads.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS For the Period Ended November 30, 1998 (unaudited) and the Years Ended May 31. For a Share Outstanding Throughout the Periods

                                                                            Net Realized and
                                                                 Net        Unrealized Gains
                                        Net Asset Value      Investment        (Losses)
                                      Beginning of Period       Income      on Investments
                                      -------------------   -------------   ---------------

Investment Grade Bond Fund
Trust Shares
           1998***                            $10.65           $ 0.28           $ 0.29
           1998                                10.16             0.60             0.49
           1997                                10.07             0.60             0.09
           1996                                10.26             0.60            (0.19)
           1995                                 9.89             0.61             0.37
           1994                                10.45             0.50            (0.36)
Investor Shares
           1998***                            $10.65           $ 0.27           $ 0.29
           1998                                10.16             0.55             0.49
           1997                                10.06             0.56             0.10
           1996                                10.26             0.56            (0.20)
           1995                                 9.89             0.57             0.38
           1994                                10.44             0.46            (0.35)
Flex Shares
           1998***                            $10.66           $ 0.24           $ 0.29
           1998                                10.17             0.51             0.49
           1997                                10.07             0.51             0.10
           1996(1)                             10.33             0.52            (0.26)
Investment Grade Tax-Exempt Bond Fund
Trust Shares
           1998***                            $11.40           $ 0.22           $ 0.23
           1998                                11.22             0.44             0.50
           1997                                11.10             0.44             0.33
           1996                                11.28             0.45             0.19
           1995                                10.68             0.46             0.60
           1994(2)                             11.37             0.22            (0.34)
Investor Shares
           1998***                            $11.41           $ 0.20           $ 0.23
           1998                                11.24             0.39             0.49
           1997                                11.12             0.40             0.33
           1996                                11.30             0.41             0.19
           1995                                10.69             0.42             0.61
           1994                                10.79             0.33             0.25
Flex Shares
           1998***                            $11.40           $ 0.17           $ 0.23
           1998                                11.23             0.33             0.49
           1997                                11.11             0.35             0.33
           1996(3)                             11.30             0.37             0.18
Limited-Term Federal Mortgage Securities Fund
Trust Shares
           1998***                            $10.12           $ 0.27           $ 0.12
           1998                                10.02             0.58             0.11
           1997                                 9.99             0.58             0.04
           1996                                10.11             0.62            (0.14)
           1995(4)                             10.00             0.58             0.13
Investor Shares
           1998***                            $10.11           $ 0.26           $ 0.12
           1998                                10.00             0.56             0.12
           1997                                 9.97             0.56             0.04
           1996                                10.11             0.60            (0.14)
           1995(5)                              9.98             0.58             0.13
Flex Shares
           1998***                            $10.12           $ 0.24           $ 0.13
           1998                                10.02             0.52             0.11
           1997                                 9.99             0.52             0.04
           1996(1)                             10.14             0.55            (0.15)





                                          Distributions from     Distributions from
                                         Net Investment Income  Realized Capital Gains
                                         ---------------------  ----------------------

Investment Grade Bond Fund
Trust Shares
           1998***                             $(0.28)                   $--
           1998                                 (0.60)                    --
           1997                                 (0.60)                    --
           1996                                 (0.60)                    --
           1995                                 (0.61)                    --
           1994                                 (0.50)                    (0.20)
Investor Shares
           1998***                             $(0.27)                   $--
           1998                                 (0.55)                    --
           1997                                 (0.56)                    --
           1996                                 (0.56)                    --
           1995                                 (0.58)                    --
           1994                                 (0.46)                    (0.20)
Flex Shares
           1998***                             $(0.24)                   $--
           1998                                 (0.51)                    --
           1997                                 (0.51)                    --
           1996(1)                              (0.52)                    --
Investment Grade Tax-Exempt Bond Fund
Trust Shares
           1998***                             $(0.22)                   $--
           1998                                 (0.44)                    (0.32)
           1997                                 (0.44)                    (0.21)
           1996                                 (0.45)                    (0.37)
           1995                                 (0.46)                    --
           1994(2)                              (0.22)                    (0.35)
Investor Shares
           1998***                             $(0.20)                   $--
           1998                                 (0.39)                    (0.32)
           1997                                 (0.40)                    (0.21)
           1996                                 (0.41)                    (0.37)
           1995                                 (0.42)                    --
           1994                                 (0.33)                    (0.35)
Flex Shares
           1998***                             $(0.17)                   $--
           1998                                 (0.33)                    (0.32)
           1997                                 (0.35)                    (0.21)
           1996(3)                              (0.37)                    (0.37)
Limited-Term Federal Mortgage SecuritiesFund
Trust Shares
           1998***                             $(0.27)                   $--
           1998                                 (0.58)                    (0.01)
           1997                                 (0.58)                    (0.01)
           1996                                 (0.60)                    --
           1995(4)                              (0.60)                    --
Investor Shares
           1998***                             $(0.26)                   $--
           1998                                 (0.56)                    (0.01)
           1997                                 (0.56)                    (0.01)
           1996                                 (0.60)                    --
           1995(5)                              (0.58)                    --
Flex Shares
           1998***                             $(0.24)                   $--
           1998                                 (0.52)                    (0.01)
           1997                                 (0.52)                    (0.01)
           1996(1)                              (0.55)                    --

  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1998. Return is for the period indicated and has not been annualized.
(1) Commenced operations on June 7, 1995.
(2) Commenced operations on October 21, 1993.

--------------------------------------------------------------------------------

                                                     Net Asset                  Net Assets         Ratio of
                                                     Value End     Total          End of         Expenses to
                                                     of Period   Return (A)    Period (000)   Average Net Assets
                                                    ----------   ----------    ------------   ------------------

Investment Grade Bond Fund
Trust Shares
           1998***                                    $10.94         5.44%         $808,661          0.77%
           1998                                        10.65        10.92%          793,488          0.76%
           1997                                        10.16         6.99%          633,646          0.75%
           1996                                        10.07         4.02%          599,514          0.75%
           1995                                        10.26        10.39%          543,308          0.75%
           1994                                         9.89         1.17%          460,538          0.75%
Investor Shares
           1998***                                    $10.94         5.26%         $ 33,301          1.17%
           1998                                        10.65        10.49%           33,269          1.14%
           1997                                        10.16         6.66%           33,165          1.15%
           1996                                        10.06         3.50%           36,155          1.15%
           1995                                        10.26        10.04%           33,772          1.15%
           1994                                         9.89         0.86%           35,775          1.14%
Flex Shares
           1998***                                    $10.95         4.97%        $  17,843          1.66%
           1998                                        10.66         9.99%           13,111          1.65%
           1997                                        10.17         6.16%            5,763          1.64%
           1996(1)                                     10.07         2.50%*           4,621          1.64%*
Investment Grade Tax-Exempt Bond Fund
Trust Shares
           1998***                                    $11.63         3.97%         $153,649          0.77%
           1998                                        11.40         8.57%          146,606          0.76%
           1997                                        11.22         7.13%          139,144          0.75%
           1996                                        11.10         5.82%          124,507          0.75%
           1995                                        11.28        10.21%           78,208          0.75%
           1994(2)                                     10.68        (1.10%)**        44,595          0.75%*
Investor Shares
           1998***                                    $11.64         3.77%        $  26,743          1.17%
           1998                                        11.41         8.05%           28,159          1.16%
           1997                                        11.24         6.69%           31,857          1.15%
           1996                                        11.12         5.40%           37,427          1.15%
           1995                                        11.30         9.91%           41,693          1.15%
           1994                                        10.69         5.37%           46,182          1.14%
Flex Shares
           1998***                                    $11.63         3.52%        $   9,415          1.65%
           1998                                        11.40         7.50%            8,399          1.64%
           1997                                        11.23         6.19%            4,681          1.63%
           1996(3)                                     11.11         4.91%*           5,536          1.63%*
Limited-Term Federal Mortgage Securities Fund
Trust Shares
           1998***                                    $10.24         3.90%         $141,353          0.67%
           1998                                        10.12         7.12%          137,488          0.66%
           1997                                        10.02         6.43%          123,903          0.65%
           1996                                         9.99         4.84%           73,370          0.65%
           1995(4)                                     10.11         7.50%**         41,823          0.65%*
Investor Shares
           1998***                                    $10.23         3.73%        $   2,351          0.92%
           1998                                        10.11         6.95%            2,705          0.91%
           1997                                        10.00         6.17%            2,426          0.90%
           1996                                         9.97         4.59%            2,512          0.90%
           1995(5)                                     10.11         7.45%**            623          0.90%*
Flex Shares
           1998***                                    $10.25         3.69%        $   1,647          1.27%
           1998                                        10.12         6.49%            1,543          1.26%
           1997                                        10.02         5.80%            1,409          1.25%
           1996(1)                                      9.99         4.10%*           1,349          1.25%*


                                                                                                Ratio of
                                                                         Ratio of            Net Investment
                                                   Ratio of             Expenses to         Income (Loss) to
                                                Net Investment       Average Net Assets    Average Net Assets      Portfolio
                                               Income (Loss) to      (Excluding Waivers    (Excluding Waivers       Turnover
                                              Average Net Assets     and Reimbursements)   and Reimbursements)        Rate
                                              ------------------     -------------------   -------------------     ---------
Investment Grade Bond Fund
Trust Shares
           1998***                                    5.23%                 0.86%                    5.15%            107%
           1998                                       5.67%                 0.86%                    5.57%            109%
           1997                                       5.89%                 0.85%                    5.79%            298%
           1996                                       5.81%                 0.87%                    5.69%            184%
           1995                                       6.22%                 0.88%                    6.09%            238%
           1994                                       4.77%                 0.88%                    4.64%            259%
Investor Shares
           1998***                                    4.89%                 1.31%                    4.75%            107%
           1998                                       5.29%                 1.38%                    5.05%            109%
           1997                                       5.48%                 1.41%                    5.22%            298%
           1996                                       5.40%                 1.44%                    5.11%            184%
           1995                                       5.79%                 1.49%                    5.45%            238%
           1994                                       4.39%                 1.41%                    4.12%            259%
Flex Shares
           1998***                                    4.33%                 1.80%                    4.19%            107%
           1998                                       4.76%                 2.11%                    4.30%            109%
           1997                                       5.00%                 2.20%                    4.44%            298%
           1996(1)                                    4.84%*                2.49%*                   3.99%*           184%
Investment Grade Tax-Exempt Bond Fund
Trust Shares
           1998***                                    3.80%                 0.87%                    3.70%             98%
           1998                                       3.83%                 0.88%                    3.71%            378%
           1997                                       3.96%                 0.86%                    3.85%            489%
           1996                                       4.01%                 0.89%                    3.87%            514%
           1995                                       4.34%                 0.91%                    4.18%            592%
           1994(2)                                    3.46%*                0.95%*                   3.26%*           432%
Investor Shares
           1998***                                    3.41%                 1.32%                    3.26%             98%
           1998                                       3.43%                 1.43%                    3.16%            378%
           1997                                       3.56%                 1.38%                    3.33%            489%
           1996                                       3.61%                 1.42%                    3.34%            514%
           1995                                       3.88%                 1.43%                    3.60%            592%
           1994                                       2.96%                 1.51%                    2.59%            432%
Flex Shares
           1998***                                    2.92%                 1.86%                    2.71%             98%
           1998                                       2.95%                 2.10%                    2.49%            378%
           1997                                       3.08%                 2.15%                    2.56%            489%
           1996(3)                                    3.12%*                2.25%*                   2.50%*           514%
Limited-Term Federal Mortgage Securities Fund
Trust Shares
           1998***                                    5.29%                 0.77%                    5.20%            202%
           1998                                       5.75%                 0.77%                    5.64%            163%
           1997                                       5.81%                 0.78%                    5.68%            133%
           1996                                       6.04%                 0.84%                    5.85%             83%
           1995(4)                                    6.43%*                0.93%*                   6.15%*            68%
Investor Shares
           1998***                                    5.04%                 1.49%                    4.48%            202%
           1998                                       5.50%                 1.51%                    4.90%            163%
           1997                                       5.55%                 1.48%                    4.97%            133%
           1996                                       5.75%                 2.25%                    4.40%             83%
           1995(5)                                    6.27%*                7.74%*                  (0.57%)*           68%
Flex Shares
           1998***                                    4.69%                 1.96%                    4.00%            202%
           1998                                       5.16%                 2.72%                    3.70%            163%
           1997                                       5.20%                 2.66%                    3.79%            133%
           1996(1)                                    5.38%*                3.59%*                   3.04%*            83%

(3) Commenced operations on June 1, 1995.
(4) Commenced operations on June 7, 1994.
(5) Commenced operations on July 17, 1994.
(A) Total return figures do not reflect applicable sales loads.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS For the Period Ended November 30, 1998 (unaudited) and the Years Ended May 31. For a Share Outstanding Throughout the Periods


                                                                                    Net Realized and
                                                                         Net        Unrealized Gains
                                                Net Asset Value      Investment         (Losses)
                                              Beginning of Period   Income (Loss)    on Investments
                                              -------------------   -------------   ---------------

Short-Term Bond Fund
Trust Shares
           1998***                                    $10.05           $ 0.27           $ 0.13
           1998                                         9.90             0.55             0.16
           1997                                         9.86             0.53             0.07
           1996                                         9.98             0.54            (0.10)
           1995                                         9.79             0.53             0.19
           1994                                        10.01             0.42            (0.21)
Investor Shares
           1998***                                    $10.07           $ 0.26           $ 0.13
           1998                                         9.91             0.53             0.17
           1997                                         9.88             0.51             0.06
           1996                                        10.01             0.52            (0.10)
           1995                                         9.81             0.51             0.19
           1994                                        10.03             0.40            (0.21)
Flex Shares
           1998***                                    $10.07           $ 0.24           $ 0.13
           1998                                         9.91             0.50             0.17
           1997                                         9.88             0.48             0.06
           1996(1)                                     10.02             0.47            (0.12)
Short-Term U.S. Treasury Securities Fund
Trust Shares
           1998***                                    $ 9.97           $ 0.25           $ 0.10
           1998                                         9.88             0.51             0.10
           1997                                         9.84             0.51             0.04
           1996                                         9.93             0.55            (0.09)
           1995                                         9.82             0.47             0.11
           1994                                         9.98             0.33            (0.11)
Investor Shares
           1998***                                    $ 9.96           $ 0.24           $ 0.11
           1998                                         9.88             0.49             0.09
           1997                                         9.84             0.50             0.04
           1996                                         9.94             0.54            (0.10)
           1995                                         9.83             0.46             0.11
           1994                                         9.99             0.32            (0.12)
Flex Shares
           1998***                                    $ 9.94           $ 0.23           $ 0.10
           1998                                         9.85             0.47             0.10
           1997                                         9.82             0.47             0.03
           1996(2)                                      9.96             0.48            (0.14)
U.S. Government Securities Fund
Trust Shares
           1998***                                    $10.46           $ 0.30           $ 0.17
           1998                                        10.02             0.61             0.44
           1997                                         9.91             0.62             0.11
           1996                                        10.27             0.62            (0.33)
           1995(3)                                      9.98             0.53             0.29
Investor Shares
           1998***                                    $10.45           $ 0.27           $ 0.18
           1998                                        10.02             0.57             0.43
           1997                                         9.90             0.58             0.12
           1996                                        10.26             0.59            (0.33)
           1995(4)                                     10.00             0.56             0.26
Flex Shares
           1998***                                    $10.46           $ 0.25           $ 0.17
           1998                                        10.02             0.52             0.44
           1997                                         9.91             0.53             0.11
           1996(5)                                     10.31             0.52            (0.37)




                                                Distributions from     Distributions from
                                               Net Investment Income  Realized Capital Gains
                                               ---------------------  ----------------------

Short-Term Bond Fund
Trust Shares
           1998***                                   $(0.27)                $--
           1998                                       (0.55)                 (0.01)
           1997                                       (0.53)                 (0.03)
           1996                                       (0.54)                 (0.02)
           1995                                       (0.53)                 --
           1994                                       (0.42)                 (0.01)
Investor Shares
           1998***                                   $(0.26)                $--
           1998                                       (0.53)                 (0.01)
           1997                                       (0.51)                 (0.03)
           1996                                       (0.53)                 (0.02)
           1995                                       (0.50)                 --
           1994                                       (0.40)                 (0.01)
Flex Shares
           1998***                                   $(0.24)                $--
           1998                                       (0.50)                 (0.01)
           1997                                       (0.48)                 (0.03)
           1996(1)                                    (0.47)                 (0.02)
Short-Term U.S. Treasury Securities Fund
Trust Shares
           1998***                                   $(0.25)                $--
           1998                                       (0.52)                 --
           1997                                       (0.51)                 --
           1996                                       (0.55)                 --
           1995                                       (0.47)                 --
           1994                                       (0.33)                 (0.05)
Investor Shares
           1998***                                   $(0.24)                $--
           1998                                       (0.50)                 --
           1997                                       (0.50)                 --
           1996                                       (0.54)                 --
           1995                                       (0.46)                 --
           1994                                       (0.31)                 (0.05)
Flex Shares
           1998***                                   $(0.23)                $--
           1998                                       (0.48)                 --
           1997                                       (0.47)                 --
           1996(2)                                    (0.48)                 --
U.S. Government Securities Fund
Trust Shares
           1998***                                   $(0.30)                $--
           1998                                       (0.61)                 --
           1997                                       (0.62)                 --
           1996                                       (0.62)                 (0.03)
           1995(3)                                    (0.53)                 --
Investor Shares
           1998***                                   $(0.27)                $--
           1998                                       (0.57)                 --
           1997                                       (0.58)                 --
           1996                                       (0.59)                 (0.03)
           1995(4)                                    (0.56)                 --
Flex Shares
           1998***                                   $(0.25)                $--
           1998                                       (0.52)                 --
           1997                                       (0.53)                 --
           1996(5)                                    (0.52)                 (0.03)

  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1998. Return is for the period indicated and has not been annualized.
(1) Commenced operations on June 20, 1995.
(2) Commenced operations on June 22, 1995.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------


                                              Net Asset                  Net Assets         Ratio of
                                              Value End     Total          End of         Expenses to
                                              of Period   Return (A)    Period (000)   Average Net Assets
                                             ----------   ----------    ------------   ------------------

Short-Term Bond Fund
Trust Shares
           1998***                             $10.18        3.97%        $131,851            0.67%
           1998                                 10.05        7.31%         120,422            0.66%
           1997                                  9.90        6.30%          89,701            0.65%
           1996                                  9.86        4.45%          91,156            0.65%
           1995                                  9.98        7.60%          60,952            0.65%
           1994                                  9.79        2.02%          34,772            0.65%
Investor Shares
           1998***                             $10.20        3.86%         $ 1,835            0.87%
           1998                                 10.07        7.19%           1,949            0.86%
           1997                                  9.91        5.97%           2,182            0.85%
           1996                                  9.88        4.23%           2,700            0.85%
           1995                                 10.01        7.44%           2,609            0.85%
           1994                                  9.81        1.81%           2,381            0.85%
Flex Shares
           1998***                             $10.20        3.69%         $ 1,933            1.22%
           1998                                 10.07        6.84%           2,110            1.21%
           1997                                  9.91        5.62%           1,073            1.20%
           1996(1)                               9.88        3.73%*            966            1.20%*
Short-Term U.S. Treasury Securities Fund
Trust Shares
           1998***                             $10.07        3.53%        $ 47,120            0.67%
           1998                                  9.97        6.30%          46,920            0.66%
           1997                                  9.88        5.76%          21,988            0.65%
           1996                                  9.84        4.73%          10,149            0.65%
           1995                                  9.93        6.11%           9,599            0.65%
           1994                                  9.82        2.17%          12,723            0.65%
Investor Shares
           1998***                             $10.07        3.56%         $ 3,027            0.82%
           1998                                  9.96        6.04%           3,277            0.81%
           1997                                  9.88        5.59%           3,921            0.80%
           1996                                  9.84        4.52%           4,192            0.80%
           1995                                  9.94        6.03%           7,144            0.80%
           1994                                  9.83        2.01%           4,841            0.78%
Flex Shares
           1998***                             $10.04        3.33%         $ 2,291            1.07%
           1998                                  9.94        5.90%           1,413            1.06%
           1997                                  9.85        5.19%           1,091            1.05%
           1996(2)                               9.82        3.72%*          2,423            1.05%*
U.S. Government Securities Fund
Trust Shares
           1998***                             $10.63        4.39%        $ 41,160            0.77%
           1998                                 10.46       10.76%          34,899            0.76%
           1997                                 10.02        7.54%          19,471            0.75%
           1996                                  9.91        2.77%          10,277            0.75%
           1995(3)                              10.27        8.64%**         3,291            0.75%*
Investor Shares
           1998***                             $10.63        4.04%         $ 3,058            1.17%
           1998                                 10.45       10.23%           3,225            1.16%
           1997                                 10.02        7.21%           2,243            1.15%
           1996                                  9.90        2.47%           2,396            1.15%
           1995(4)                              10.26        8.61%**           589            1.15%*
Flex Shares
           1998***                             $10.63        4.51%         $ 4,596            1.68%
           1998                                 10.46        9.78%           4,022            1.67%
           1997                                 10.02        6.57%           2,801            1.66%
           1996(5)                               9.91        1.42%*          2,826            1.66%*


                                                                                                Ratio of
                                                                         Ratio of            Net Investment
                                                   Ratio of             Expenses to         Income (Loss) to
                                                Net Investment       Average Net Assets    Average Net Assets      Portfolio
                                               Income (Loss) to      (Excluding Waivers    (Excluding Waivers       Turnover
                                              Average Net Assets     and Reimbursements)   and Reimbursements)        Rate
                                              ------------------     -------------------   -------------------     ---------

Short-Term Bond Fund
Trust Shares
           1998***                                    5.22%                 0.78%                5.11%                32%
           1998                                       5.47%                 0.79%                5.34%                87%
           1997                                       5.37%                 0.78%                5.24%               118%
           1996                                       5.39%                 0.81%                5.23%               163%
           1995                                       5.49%                 0.85%                5.29%               200%
           1994                                       4.15%                 0.85%                3.95%                75%
Investor Shares
           1998***                                    5.02%                 1.53%                4.36%                32%
           1998                                       5.27%                 1.71%                4.42%                87%
           1997                                       5.16%                 1.58%                4.43%               118%
           1996                                       5.20%                 1.72%                4.33%               163%
           1995                                       5.24%                 1.56%                4.53%               200%
           1994                                       3.94%                 2.52%                2.27%                75%
Flex Shares
           1998***                                    4.67%                 2.44%                3.45%                32%
           1998                                       4.93%                 2.85%                3.29%                87%
           1997                                       4.82%                 3.02%                3.00%               118%
           1996(1)                                    4.77%*                4.06%*               1.91%*              163%
Short-Term U.S. Treasury Securities Fund
Trust Shares
           1998***                                    4.94%                 0.77%                4.84%                23%
           1998                                       5.19%                 0.84%                5.01%                39%
           1997                                       5.23%                 0.92%                4.96%                93%
           1996                                       5.56%                 1.00%                5.21%                94%
           1995                                       4.91%                 1.08%                4.48%                88%
           1994                                       3.23%                 0.81%                3.07%               117%
Investor Shares
           1998***                                    4.79%                 1.29%                4.32%                23%
           1998                                       5.07%                 1.33%                4.55%                39%
           1997                                       5.05%                 1.35%                4.50%                93%
           1996                                       5.43%                 1.32%                4.91%                94%
           1995                                       4.74%                 1.33%                4.21%                88%
           1994                                       3.11%                 1.41%                2.48%               117%
Flex Shares
           1998***                                    4.53%                 2.54%                3.06%                23%
           1998                                       4.81%                 2.87%                3.00%                39%
           1997                                       4.75%                 2.51%                3.29%                93%
           1996(2)                                    5.03%*                2.97%*               3.11%*               94%
U.S. Government Securities Fund
Trust Shares
           1998***                                    5.60%                 0.87%                5.50%                 6%
           1998                                       5.93%                 0.92%                5.77%                14%
           1997                                       6.19%                 1.02%                5.92%                21%
           1996                                       6.05%                 1.25%                5.55%                83%
           1995(3)                                    6.67%*                3.33%*               4.09%*               30%
Investor Shares
           1998***                                    5.20%                 1.57%                4.80%                 6%
           1998                                       5.53%                 1.76%                4.93%                14%
           1997                                       5.76%                 1.79%                5.12%                21%
           1996                                       5.68%                 2.50%                4.33%                83%
           1995(4)                                    6.08%*                6.84%*               0.39%*               30%
Flex Shares
           1998***                                    4.69%                 2.18%                4.19%                 6%
           1998                                       5.02%                 2.32%                4.37%                14%
           1997                                       5.26%                 2.42%                4.50%                21%
           1996(5)                                    5.18%*                2.86%*               3.98%*               83%

(3) Commenced operations on July 31, 1994.
(4) Commenced operations on June 9, 1994.
(5) Commenced operations on June 7, 1995.
(A) Total return figures do not reflect applicable sales loads.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios as of November 30, 1998: the Balanced Fund, the Capital Growth Fund, the Emerging Markets Equity Fund, the International Equity Fund, the International Equity Index Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Value Income Stock Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

     Security Valuation -- Investment securities held by the Non-Dollar Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund, the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

     Federal Income Taxes -- It is each fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

--------------------------------------------------------------------------------
                                                                       Unaudited

     Net Asset Value Per Share -- The net asset value per share of each fund is calculated each business day, by dividing the total value of each fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Balanced, the Capital Growth, the International Equity, the International Equity Index, the Mid-Cap Equity, the Sunbelt Equity, the Value Income Stock, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Investment Grade Bond, the Investment Grade Tax-Exempt Bond and the U.S. Government Securities Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     Flex Shares of the funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     Foreign Currency Translation -- The books and records of the Emerging Markets Equity, the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA Purchase Commitments -- The Fixed Income Portfolios may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998


     Other -- Expenses that are directly related to a specific fund are charged to that fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Limited-Term Federal Mortgage Securities the Short-Term Bond, the Short-Term U.S. Treasury Securities and the U.S. Government Securities Funds are declared each business day and paid to shareholders on a monthly basis. Distributions from net investment income are declared and paid each calendar quarter by the Balanced, the Capital Growth, the Mid-Cap Equity, the Small Cap Equity, the Small Cap Growth Stock, the Sunbelt Equity, and the Value Income Stock Funds. Distributions from net investment income are declared and paid annually by the Emerging Markets Equity, the International Equity and the International Equity Index Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Investments Mutual Fund Services (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized as discussed above. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

--------------------------------------------------------------------------------
                                                                       Unaudited

4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco") and the SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992, June 15, 1993, and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                               Maximum
                                                                Flex
                                                                Share
                                         Maximum               Distri-
                     Maximum    Trust    Investor   Investor   bution   Flex
                      Annual    Share     Share      Share      and     Share
                     Advisory  Maximum    Distri-   Maximum   Service  Maximum
                       Fee     Expense  bution Fee  Expense     Fee    Expense
                     --------  -------  ----------  --------  -------- -------
Trusco:
International
 Equity Index
 Fund*..............   .90%     1.07%      .38%       1.47%     1.00%    2.12%
Small Cap Growth
 Stock Fund.........  1.15%     1.20%       --          --      1.00%    2.25%
Sunbelt Equity
 Fund...............  1.15%     1.17%      .43%       1.62%     1.00%    2.22%
Short-Term Bond
 Fund...............   .65%      .67%      .23%        .87%     1.00%    1.22%
Short-Term U.S.
 Treasury
 Securities
 Fund...............   .65%      .67%      .18%        .82%     1.00%    1.07%
U.S. Government
 Securities
 Fund...............   .74%      .77%      .38%       1.17%     1.00%    1.68%





                                                               Maximum
                                                                Flex
                                                                Share
                                         Maximum               Distri-
                     Maximum    Trust    Investor   Investor   bution   Flex
                      Annual    Share     Share      Share      and     Share
                     Advisory  Maximum    Distri-   Maximum   Service  Maximum
                       Fee     Expense  bution Fee  Expense     Fee    Expense
                     --------  -------  ----------  --------  -------- -------

STI Capital Management, N.A.:
Balanced Fund.......   .95%      .97%      .28%       1.27%     1.00%     2.03%
Capital Growth
 Fund...............  1.15%     1.17%      .68%       1.82%     1.00%     2.29%
Emerging Markets
 Equity Fund........  1.30%     1.57%       --          --        --        --
International
 Equity Fund........  1.25%     1.48%      .33%       1.83%     1.00%     2.53%
Mid-Cap Equity
 Fund...............  1.15%     1.17%      .43%       1.62%     1.00%     2.22%
Small Cap
 Equity Fund........  1.15%     1.22%       --          --      1.00%     2.27%
Value Income
 Stock Fund.........   .80%      .97%      .33%       1.32%     1.00%     2.02%
Florida
 Tax-Exempt
 Bond Fund..........   .65%      .67%      .18%        .87%     1.00%     1.37%
Investment
 Grade Bond
 Fund...............   .74%      .77%      .43%       1.17%     1.00%     1.66%
Investment
 Grade
 Tax-Exempt
 Bond Fund..........   .74%      .77%      .43%       1.17%     1.00%     1.65%
Limited-Term
 Federal Mortgage
 Securities
 Fund...............   .65%      .67%      .23%        .92%     1.00%     1.27%

SunTrust Bank, Atlanta:
Georgia
 Tax-Exempt
 Bond Fund..........   .65%      .67%      .18%        .87%     1.00%     1.37%
-----------------
*Trusco and STI Capital Management, N.A. serve as joint advisors to the International Equity Index Fund.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998


The investment advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the funds except the Emerging Markets Equity, the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the funds.

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended November 30, 1998, were as follows:

                                                Purchases      Sales
                                                  (000)        (000)
                                                ---------    ---------
Balanced Fund...............................   $   33,948   $   28,942
Capital Growth Fund.........................    1,382,318    1,325,549
Emerging Markets Equity Fund................        7,864       10,401
International Equity Fund...................      362,886      372,144
International Equity Index Fund.............       13,646       17,703
Mid-Cap Equity Fund.........................      106,979      124,797
Small Cap Equity Fund.......................       94,263       90,494
Small Cap Growth Stock Fund.................       11,941        1,015
Sunbelt Equity Fund.........................      177,955      204,016
Value Income Stock Fund.....................           --           --
Florida Tax-Exempt Bond Fund................       56,713       45,162
Georgia Tax-Exempt Bond Fund................       14,231        2,565
Investment Grade Bond Fund..................      235,851      274,021
Investment Grade Tax-Exempt Bond Fund.......      176,535      177,392
Limited-Term Federal Mortgage Securities
  Fund......................................           --           --
Short-Term Bond Fund........................       18,351       17,404
Short-Term U.S. Treasury Securities Fund....           --           --
U.S. Government Securities Fund.............           --           --


The cost of purchases and proceeds from sales of U.S. Government Securities were:

                                                Purchases      Sales
                                                  (000)        (000)
                                                ---------    ---------
Balanced Fund................................   $ 66,780     $ 61,656
Capital Growth Fund..........................         --           --
Mid-Cap Equity Fund..........................         --           --
Small Cap Equity Fund........................         --           --
Small Cap Growth Stock Fund..................         --           --
Sunbelt Equity...............................         --           --
Value Income Stock Fund......................         --           --
Florida Tax-Exempt Bond Fund.................         --           --
Georgia Tax-Exempt Bond Fund.................         --           --
Investment Grade Bond Fund...................    640,812      582,976
Investment Grade Tax-Exempt Bond Fund........         --           --
Limited-Term Federal Mortgage Securities
  Fund.......................................    280,071      277,542
Short-Term Bond Fund.........................     18,842       18,364
Short-Term U.S. Treasury Securities Fund.....     11,212       11,363
U.S. Government Securities Fund..............     10,576        2,744

At November 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at November 30, 1998, were as follows:

                                      Aggregate      Aggregate          Net
                                        Gross          Gross        Unrealized
                                     Unrealized     Unrealized     Appreciation/
                                    Appreciation   Depreciation    Depreciation
                                    ------------   -------------   -------------
Balanced Fund.....................   $ 36,474      $  (4,130)        $ 32,344
Capital Growth Fund...............    459,009        (56,112)         402,897
Emerging Markets Equity Fund......      2,141        (10,393)          (8,252)
International Equity Fund.........     75,564        (32,754)          42,810
International Equity Index Fund...     18,416         (6,484)          11,932
Mid-Cap Equity Fund...............     61,982        (35,811)          26,171
Small Cap Equity Fund.............     23,247        (61,029)         (37,782)
Small Cap Growth Stock Fund.......      1,527           (167)           1,360
Sunbelt Equity Fund...............     65,085        (29,598)          35,487
Value Income Stock Fund...........    217,082       (121,241)          95,841
Florida Tax-Exempt Bond Fund......      4,283            (34)           4,249
Georgia Tax-Exempt Bond Fund......      3,425            (19)           3,406
Investment Grade Bond Fund........     30,803         (1,237)          29,566
Investment Grade Tax-Exempt
   Bond Fund......................      3,813            (19)           3,794
Limited-Term Federal Mortgage
   Securities Fund................      1,296           (142)           1,154
Short-Term Bond Fund..............      2,342            (90)           2,252
Short-Term U.S. Treasury
   Securities Fund................        602             --              602
U.S. Government Securities Fund...      1,743            (39)           1,704

--------------------------------------------------------------------------------
                                                                       Unaudited

7. Concentration of Credit Risk:

The Balanced Fund, the Investment Grade Bond Fund and the Short-Term Bond Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the investment advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund and the Georgia Tax-Exempt Bond Fund, invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

8. Subsequent Event:

On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank, and SunTrust Banks, Inc. ("SunTrust") had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998. It is currently the intention of Crestar and SunTrust to file an exemptive application with the Securities and Exchange Commission to permit the combination of certain of the CrestFunds with certain of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). Any combination of CrestFunds and STI Classic Funds would require the approval of the board of directors and the shareholders of the CrestFunds.

                                     NOTES

                                     NOTES

                                     NOTES